--------------------------------------------------------------------------------
MONY C Variable Annuity

--------------------------------------------------------------------------------
Prospectus Portfolio

--------------------------------------------------------------------------------
Flexible Payment Variable Annuity
Issued by
MONY Life Insurance Company of America

AIM Variable Insurance Funds            Lord Abbett Series Fund
The Alger American Fund                 MFS(R) Variable Insurance Trust/SM/
Dreyfus Investment Portfolios           MONY Series Fund, Inc.
Enterprise Accumulation Trust           Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance   PBHG Insurance Series Fund
  Products Trust                        PIMCO Variable Insurance Trust
INVESCO Variable Investment Funds, Inc. ProFunds
Janus Aspen Series                      The Universal Institutional Funds, Inc.

May 1, 2003
--------------------------------------------------------------------------------

                                  PROSPECTUS
                               Dated May 1, 2003

             Individual Flexible Payment Variable Annuity Contract

                                   Issued By

                        MONY America Variable Account A
                    MONY Life Insurance Company of America

   MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Fund Value

.. You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

 . You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.

 . If you do, you can also tell us to place your purchase payments and fund values into any of the 49 different subaccounts. Both the value of your contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").

  . AIM Variable Insurance Funds--Series I Shares

    . AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund

  . The Alger American Fund--Class 0 Shares

    . Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio

  . Dreyfus Investment Portfolios--Service Shares

    . Small Cap Stock Index Portfolio

  . Enterprise Accumulation Trust

    . Equity Income Portfolio, Global Socially Responsive Portfolio, Growth
      Portfolio, Growth and Income Portfolio, Managed Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Total Return Portfolio, Deep Value Portfolio, Mergers and Acquisitions Portfolio, Short Duration Bond Portfolio

  . Franklin Templeton Variable Insurance Products Trust--Class 2

    . Franklin Income Securities Fund, Franklin Rising Dividends Securities
      Fund, Franklin Zero Coupon Fund 2010

  . INVESCO Variable Investment Funds, Inc.

    . INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund,
      INVESCO VIF--Telecommunications Fund

  . Janus Aspen Series--Service Shares

    . Capital Appreciation Portfolio, Flexible Income Portfolio, International
      Growth Portfolio

  . Lord Abbett Series Fund--Class VC

    . Bond-Debenture Portfolio, Growth and Income Portfolio, Mid-Cap Value
      Portfolio

  . MFS(R) Variable Insurance Trust/SM/--Initial Class

    . MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return
      Series, MFS Utilities Series

  . MONY Series Fund, Inc.

    . Government Securities Portfolio, Long Term Bond Portfolio, Money Market
      Portfolio

  . Oppenheimer Variable Account Funds--Service Class

    . Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA

  . PBHG Insurance Series Fund

    . PBHG Mid-Cap Portfolio, PBHG Select Value Portfolio

  . PIMCO Variable Insurance Trust--Administrative Class

    . Global Bond Portfolio, Real Return Portfolio, StocksPLUS Growth and
      Income Portfolio

  . ProFunds--Investor Shares

    . ProFund VP Bear, ProFund VP UltraBull, ProFund VP Rising Rates Opportunity

  . The Universal Institutional Funds, Inc.--Share Class I

    . Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S.
      Real Estate Portfolio

   Not all of these portfolios may be available in all states or all markets.

Living Benefits

.. Annuity Benefits

 . This contract is designed to pay to you the fund value in periodic installments.

.. Fund Value Benefits

 . You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a contract charge.

.. Loans

 . You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

.. We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

.. The contract allows us to deduct certain charges from the fund value. These charges are detailed in this prospectus.

For Contract Owner inquiries, write or call:

      MONY Life Insurance Company of America
      Policyholder Services
      One MONY Plaza
      P.O. Box 4720
      Syracuse, New York 13221
      1-800-487-6669

Statement of Additional Information

A Statement of Additional Information dated May 1, 2003 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown above or by telephoning 1-800-487-6669 or by accessing the SEC's website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can be found at the end of this prospectus.

Your investment in the contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

The Securities and Exchange Commission has not approved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. Please see applicable fund prospectuses for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds and ProFunds. You should read these prospectuses carefully and keep them for future reference.

                    MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                               Table of Contents

                                                                           Page
                                                                           ----
Summary of the Contract...................................................   1
 Definitions..............................................................   1
 Purpose of the Contract..................................................   1
 Purchase Payments and Fund Values........................................   1
 MONY America Variable Account A..........................................   2
 Benefit Option Packages..................................................   2
 Minimum Purchase Payments................................................   4
 Transfer of Fund Values..................................................   4
 Loans....................................................................   4
 Surrenders...............................................................   4
 Charges and Deductions...................................................   4
 Right to Return Contract Provision.......................................   4
 Death Benefit............................................................   4
 Fee Tables...............................................................   5
 Other Contracts..........................................................   6
Condensed Financial Information...........................................   6
Detailed Information About the Company and MONY America Variable Account A   8
 MONY Life Insurance Company of America...................................   8
 MONY America Variable Account A..........................................   8
The Funds.................................................................   9
 Purchase of Portfolio Shares by MONY America Variable Account A..........  13
Detailed Information About the Contract...................................  14
 Payment and Allocation of Purchase Payments..............................  14
 Termination of the Contract..............................................  20
Surrenders................................................................  21
Loans.....................................................................  22
Death Benefit.............................................................  22
 Death Benefit Provided by the Contract...................................  22
 Earnings Increase Death Benefit..........................................  24
 Election and Effective Date of Election..................................  25
 Payment of Death Benefit.................................................  25
Charges and Deductions....................................................  26
 Deductions from Purchase Payments........................................  26
 Charges Against Fund Value...............................................  26
 Deductions from Fund Value...............................................  27
Annuity Provisions........................................................  28
 Annuity Payments.........................................................  28
 Guaranteed Minimum Annuity Payments......................................  29
 Election and Change of Settlement Option.................................  30
 Settlement Options.......................................................  30
 Frequency of Annuity Payments............................................  31
 Additional Provisions....................................................  31
Other Provisions..........................................................  32
 Ownership................................................................  32
 Provision Required by Section 72(s) of the Code..........................  32
 Provision Required by Section 401(a)(9) of the Code......................  33
 Secondary Annuitant......................................................  33
 Assignment...............................................................  34
 Change of Beneficiary....................................................  34
 Substitution of Securities...............................................  34

                                                                  Page
                                                                  ----
          Modification of the Contract...........................  34
          Change in Operation of MONY America Variable Account A.  35
         Voting Rights...........................................  35
         Distribution of the Contracts...........................  35
         Federal Tax Status......................................  36
          Introduction...........................................  36
          Tax Treatment of the Company...........................  37
          Taxation of Annuities in General.......................  37
          Retirement Plans.......................................  38
         Performance Data........................................  38
         Additional Information..................................  39
         Legal Proceedings.......................................  39
         Financial Statements....................................  39
         Table of Contents of Statement of Additional Information  40

                            SUMMARY OF THE CONTRACT

   This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the portfolios offered by The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc., AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds and ProFunds. See applicable fund prospectus for more detailed information about the portfolios offered by the Funds.

Definitions

---------------------------------------------------------------------------
This prospectus contains some specialized terms. We have defined specialized terms on the page where they first appear. The definitions will appear on the page in a box like this one.
---------------------------------------------------------------------------

Purpose of the Contract

   The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

   The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

   An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").

---------------------------------------------------------------------------
Qualified Plans -- Retirement plans that receive favorable tax treatment under Section 401, 403, 408, 414(d), 414(e), 457 or 501(c)(18) of the
Internal Revenue Code.

Qualified Contracts -- Contracts issued under Qualified Plans.

Non-Qualified Plans -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, 408A, 414(d), 414(e), 457 or
501(c)(18) of the Internal Revenue Code.

Non-Qualified Contracts -- Contracts not issued under Qualified Plans.
---------------------------------------------------------------------------

   The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. These payments may be subject to a contract charge and/or income or other taxes.

Purchase Payments and Fund Values

   The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

   You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

MONY America Variable Account A

   MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

   The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

---------------------------------------------------------------------------
Owner -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Purchase Payment -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

Net Purchase Payment -- Purchase Payment amount after deduction of any applicable taxes.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Fund Value -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, or the Loan Account, as the context requires.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Business Day -- Each day that the New York Stock Exchange is open for regular trading.
---------------------------------------------------------------------------

Benefit Option Packages

   There are three benefit option packages available under the Contract. The three benefit option packages may not be available in all states. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


                      Option 1*                     Option 2                      Option 3
-----------------------------------------------------------------------------------------------------
Mortality   Current annual rate--1.50%    Current annual rate--2.00%    Current annual rate--2.85%
and Expense Maximum annual rate--1.95%    Maximum annual rate--2.60%    Maximum annual rate--3.70%
Risk Charge
-----------------------------------------------------------------------------------------------------
Death       The greater of: **            The greatest of:              The greatest of:
Benefit on  (1) The Fund Value less any   (1) The Fund Value less any   (1) The Fund Value less any
Death of    outstanding debt on the date  outstanding debt on the date  outstanding debt on the date
Annuitant   due proof of the Annuitant's  due proof of the Annuitant's  due proof of the Annuitant's
            death is received by the      death is received by the      death is received by the
            Company.                      Company.                      Company.
            or (2) The Purchase Payments  or (2) The Purchase Payments  or (2) The Purchase Payments
            paid, reduced proportionately paid, reduced proportionately paid, reduced proportionately by each partial surrender and by each partial surrender and by each partial surrender and less any outstanding debt.*** less any outstanding debt.*** less any outstanding debt.***
                                          or (3) Step Up Value (See     or (3) Step Up Value (See
                                          "Death Benefit")              "Death Benefit")
                                                                        or (4) Roll Up Value (See
                                                                        "Death Benefit")
-----------------------------------------------------------------------------------------------------


                      Option 1*                       Option 2                            Option 3
-----------------------------------------------------------------------------------------------------------------
Earnings   Not Available                   The amount of the Earnings        The amount of the Earnings
Increase                                   Increase depends upon the         Increase depends upon the
Amount                                     age of the Annuitant on the       age of the Annuitant on the
Added to                                   Contract's Effective Date.        Contract's Effective Date.
Death                                        If the Annuitant was age 69       If the Annuitant was age 69
Benefit                                    or younger on the Contract's      or younger on the Contract's
                                           Effective Date, the Earnings      Effective Date, the Earnings
                                           Increase Amount is equal to       Increase Amount is equal to
                                           40% of the lesser of:             40% of the lesser of:
                                             (1) Net Purchase Payments;        (1) Net Purchase Payments;
                                           or (2) Fund Value minus           or (2) Fund Value minus
                                           Purchase Payments./(a)/           Purchase Payments./(a)/
                                             If the Annuitant was age 70       If the Annuitant was age 70
                                           or older on the Contract's        or older on the Contract's
                                           Effective Date, the Earnings      Effective Date, the Earnings
                                           Increase Amount is equal to       Increase Amount is equal to
                                           25% of the lesser of:             25% of the lesser of:
                                             (1) Net Purchase Payments;        (1) Net Purchase Payments;
                                           or (2) Fund Value minus           or (2) Fund Value minus
                                           Purchase Payments./(a)/           Purchase Payments./(a)/
-----------------------------------------------------------------------------------------------------------------
Guaranteed Not Available                   Not Available                     If certain conditions are met, the
Minimum                                                                      Guaranteed Annuitization Value
Annuity                                                                      may be used to provide
Payments                                                                     guaranteed minimum annuity
                                                                             payments that are greater than
                                                                             annuity payments that would be
                                                                             provided by the Contract's Fund
                                                                             Value or Cash Value, as
                                                                             applicable.
-----------------------------------------------------------------------------------------------------------------
Minimum    Non-Qualified & Qualified--     Non-Qualified & Qualified--       Non-Qualified & Qualified--
Initial    The minimum purchase            The minimum purchase              The minimum purchase
Purchase   payment for qualified plans is  payment for qualified plans is    payment for qualified plans is
Payment    the same for all three options. the same for all three options.   the same for all three options.
           See "Detailed Information       See "Detailed Information         See "Detailed Information
           about the Policy".              about the Policy".                about the Policy".

-----------------------------------------------------------------------------------------------------------------
Issue Age  Qualified--0-85                 Qualified--0-79                   Qualified--0-79

           Non-Qualified--0-85             Non-Qualified--0-79               Non-Qualified--0-79
-----------------------------------------------------------------------------------------------------------------
Annual     Maximum charge is $30/(b)/.     Maximum charge is $30/(b)/.       Maximum charge is $30/(b)/.
Contract
Charge

* For Contracts purchased prior to May 1, 2003, the Contract and features purchased are equivalent to the benefit option package described as Option 1.
** For Contracts purchased prior to May 1, 2003 and/or prior to state approval, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and less any Outstanding Debt.
*** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase paid before that partial surrender. This calculation of the death benefit applies to Contracts issued after May 1, 2003 in states that have approved such calculation.
/(a)/ The payments and values described in (1) and (2) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company and reflect any partial surrenders made and less any Outstanding Debt.
/(b)/ The Annual Contract charge will be waived upon any Contract anniversary on which your Fund Value is $50,000 or greater. See "Deductions from Fund Value--Annual Contract Charge."

Minimum Purchase Payments

   The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Purchase Payments".

   Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract".) The Company may change any of these requirements in the future.

Transfer of Fund Values

   You may transfer fund value among the subaccounts. Transfers may be made by telephone, facsimile or via the Web if the proper form or the telephone/facsimile/Web authorization on a Contract application has been completed, signed, and received by the Company at its Syracuse Operations Center. Transfers by telephone, facsimile or via the Web are subject to the Company's rules and conditions for such privilege. See "Transfers".

Loans

   If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

   We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be deducted from the Contract's fund value or added to the Outstanding Debt.

Surrenders

   You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We will impose a contract charge upon a full surrender. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of the surrender. (See "Federal Tax Status".)

Charges and Deductions

   The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

   We pay compensation to brokers-dealers who sell the Contracts. For a discussion of this compensation, see "Distribution of the Contracts".

Right to Return Contract Provision

   You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the Right to Return Contract Period (usually within ten days from the day you receive it). Unless state law requires otherwise, you will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.5% per year.

Death Benefit

   If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit".)

---------------------------------------------------------------------------
Annuitant -- The person upon whose continuation of life any annuity payment depends.

Secondary Annuitant -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

Beneficiary -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
---------------------------------------------------------------------------

Fee Tables

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

   The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.

                 Contract Owner Transaction Expenses:
                 Maximum Transfer Charge............. $25/(2)/

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

                    Maximum Annual Contract Charge $30/(1)/


Separate Account Annual Expenses (as a percentage of average account value):
 Option 1
   Maximum Mortality and Expense Risk Fees.................................. 1.95%/(3)/
   Total Separate Account Annual Expenses................................... 1.95%/(3)/
 Option 2
   Maximum Mortality and Expense Risk Fees.................................. 2.60%/(4)/
   Total Separate Account Annual Expenses................................... 2.60%/(4)/
 Option 3
   Maximum Mortality and Expense Risk Fees.................................. 3.70%/(5)/
   Total Separate Account Annual Expenses................................... 3.70%/(5)/

----------
/(1)/The Annual Contract charge will be waived upon any Contract anniversary on which your Fund Value is $50,000 or greater. See "Deductions from Fund Value -- Annual Contract Charge".

/(2)/The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. See "Deductions from Fund Value -- Transfer Charge".

/(3)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.50% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.00% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.60%) from the value of the net assets of MONY America Variable Account A.

/(5)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.85% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.70%) from the value of the net assets of MONY America Variable Account A.

   The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.

Total Annual Fund Operating Expenses                                            Minimum  Maximum
(expenses that are deducted from portfolio company assets, including management
  fees, distribution and/or services fees (12b-1 fees), and other expenses)        0.54%    2.83%

Example

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2002.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    Option 1  $441  $1,332  $2,233   $4,534
                    Option 2  $440  $1,322  $2,206   $4,422
                    Option 3  $438  $1,305  $2,159   $4,238

       b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    Option 1  $209   $646   $1,108   $2,390
                    Option 2  $209   $641   $1,095   $2,330
                    Option 3  $208   $633   $1,072   $2,231

Other Contracts

   We may offer other variable annuity contracts which also may invest in the same (or many of the same) Fund portfolios offered in the contract. The contracts may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

                        CONDENSED FINANCIAL INFORMATION

   No condensed financial information is included for Options 2 and 3 as they were not available for sale as of December 31, 2002.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES

                                                       Unit Value     Units Outstanding
-                                                  ------------------ -----------------
                                                   Dec. 31,               Dec. 31,
Option 1                                             2002   Inception       2002
--------                                           -------- --------- -----------------
Aim V.I. Basic Value Subaccount...................  $  N/A   $  N/A           N/A
Aim V.I. Mid Cap Core Equity Subaccount...........     N/A      N/A           N/A
Alger American Balanced Subaccount................     N/A      N/A           N/A
Alger American MidCap Subaccount..................     N/A      N/A           N/A
Dreyfus IP Small Cap Stock Index Subaccount.......     N/A      N/A           N/A
Enterprise Deep Value Subaccount..................     N/A      N/A           N/A
Enterprise Equity Income Subaccount...............   10.14    10.00           415
Enterprise Global Socially Responsive Subaccount..     N/A      N/A           N/A
Enterprise Growth and Income Subaccount...........     N/A      N/A           N/A
Enterprise Growth Subaccount......................    9.63    10.00           651
Enterprise Managed Subaccount.....................     N/A      N/A           N/A
Enterprise Mergers & Acquisitions Subaccount......     N/A      N/A           N/A
Enterprise Multi-Cap Growth Subaccount............     N/A      N/A           N/A
Enterprise Short Duration Bond....................     N/A      N/A           N/A
Enterprise Small Company Growth Subaccount........   10.80    10.00           391
Enterprise Small Company Value Subaccount.........     N/A      N/A           N/A
Enterprise Total Return Subaccount................     N/A      N/A           N/A
Franklin Income Securities Subaccount.............     N/A      N/A           N/A
Franklin Rising Dividends Securities Subaccount...     N/A      N/A           N/A
Franklin Zero Coupon 2010 Subaccount..............     N/A      N/A           N/A
INVESCO VIF--Financial Services Subaccount........     N/A      N/A           N/A
INVESCO VIF--Health Sciences Subaccount...........     N/A      N/A           N/A
INVESCO VIF--Telecommunications Subaccount........     N/A      N/A           N/A
Janus Aspen Series Capital Appreciation Subaccount     N/A      N/A           N/A
Janus Aspen Series Flexible Income Subaccount.....   10.28    10.00         1,046
Janus Aspen Series International Growth Subaccount   10.15    10.00         2,121
Lord Abbett Bond-Debenture Subaccount.............   10.51    10.00         1,020
Lord Abbett Growth & Income Subaccount............   10.27    10.00         1,031
Lord Abbett Mid-Cap Value Subaccount..............     N/A      N/A           N/A
MFS(R) Mid Cap Growth Subaccount..................     N/A      N/A           N/A
MFS(R) New Discovery Subaccount...................     N/A      N/A           N/A
MFS(R) Total Return Subaccount....................     N/A      N/A           N/A
MFS(R) Utilities Subaccount.......................     N/A      N/A           N/A
MONY Government Securities Subaccount.............   10.09    10.00         8,451
MONY Long Term Bond Subaccount....................   10.50    10.00         3,593
MONY Money Market Subaccount......................   10.00    10.00        77,911
Oppenheimer Global Securities Subaccount..........     N/A      N/A           N/A
Oppenheimer Main Street(R) Subaccount.............     N/A      N/A           N/A
PBHG Mid-Cap Subaccount...........................   10.35    10.00         1,157
PBHG Select Value Subaccount......................     N/A      N/A           N/A
PIMCO Global Bond Subaccount......................   10.66    10.00         1,900
PIMCO Real Return Subaccount......................   10.30    10.00        14,615
PIMCO Stock Plus Growth & Income Subaccount.......   10.31    10.00         2,816
ProFund VP Bear Subaccount........................     N/A      N/A           N/A
ProFund VP Rising Rates Opportunity Subaccount....     N/A      N/A           N/A
ProFund VP UltraBull Subaccount...................     N/A      N/A           N/A
Van Kampen UIF Emerging Markets Equity Subaccount.     N/A      N/A           N/A
Van Kampen UIF Global Value Equity Subaccount.....    9.97    10.00           N/A
Van Kampen UIF U.S. Real Estate Subaccount........   10.52    10.00           N/A

                    DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT A

MONY Life Insurance Company of America

   MONY Life Insurance Company of America issues the Contract. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in 1969 in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), a stock life insurance company organized in the State of New York. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company.

MONY America Variable Account A

   MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

   The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of the Variable Account A are, however, available to cover the liabilities of our general account to the extent that the assets of the Variable Account A exceed the liabilities of the contracts supported by it.

   MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY America Variable Account A. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

   MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, the Company may establish additional subaccounts or eliminate subaccounts of MONY America Variable Account A. Future subaccounts may invest in other portfolios of the

Funds or in other securities. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

                                   THE FUNDS

   Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract.

   The Funds (except for Janus Aspen Series Capital Appreciation Portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

   Not all Funds may be available in all states or in all markets.

   The following table lists the subaccounts of MONY America Variable Account A that are available to you, their respective type, and the names of the portfolio investment adviser and sub-advisers, as applicable. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account A. You bear the investment risk of investing in the portfolios.

                                                                 Adviser
      Subaccount                 Fund Type           (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------
                       AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------
AIM V.I. Basic Value            Large Value          A I M Advisors, Inc.
Subaccount
--------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core         Mid-Cap Growth         A I M Advisors, Inc.
Equity Subaccount
--------------------------------------------------------------------------------------
                          THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------------
Alger American                Domestic Hybrid        Fred Alger Management, Inc.
Balanced Subaccount
--------------------------------------------------------------------------------------
Alger American                Mid-Cap Growth         Fred Alger Management, Inc.
MidCap Growth
Subaccount
--------------------------------------------------------------------------------------
                       DREYFUS INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------------
Dreyfus IP Small Cap           Small Growth          The Dreyfus Corporation
Stock Index Subaccount
--------------------------------------------------------------------------------------
                       ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------
Enterprise Deep Value           Large Value          Enterprise Capital Management,
Subaccount                                           Inc. (subadvised by Wellington
                                                     Management, LLP)
--------------------------------------------------------------------------------------
Enterprise Equity               Large Value          Enterprise Capital Management,
Income Subaccount                                    Inc. (subadvised by Boston
                                                     Advisors, Inc.)
--------------------------------------------------------------------------------------
Enterprise Global               World Stock          Enterprise Capital Management,
Socially Responsive                                  Inc. (subadvised by Rockefeller &
Subaccount                                           Co., Inc.)
--------------------------------------------------------------------------------------
Enterprise Growth              Large Growth          Enterprise Capital Management,
Subaccount                                           Inc. (subadvised by Montag &
                                                     Caldwell, Inc.)
--------------------------------------------------------------------------------------
Enterprise Growth and           Large Value          Enterprise Capital Management,
Income Subaccount                                    Inc. (subadvised by UBS Global
                                                     Asset Management (Americas)
                                                     Inc.)
--------------------------------------------------------------------------------------
Enterprise Managed              Large Value          Enterprise Capital Management,
Subaccount                                           Inc. (subadvised by Wellington
                                                     Management Company, LLP)
--------------------------------------------------------------------------------------
Enterprise Mergers and         Mid-Cap Blend         Enterprise Capital Management,
Acquisitions                                         Inc. (subadvised by GAMCO
Subaccount                                           Investors, Inc.)
--------------------------------------------------------------------------------------
Enterprise Multi-Cap          Mid-Cap Growth         Enterprise Capital Management,
Growth Subaccount                                    Inc. (subadvised by Fred Alger
                                                     Management Inc.)
--------------------------------------------------------------------------------------
Enterprise Short              Short-Term Bond        Enterprise Capital Management,
Duration Bond                                        Inc. (subadvised by MONY
Subaccount                                           Capital Management, Inc.
--------------------------------------------------------------------------------------
Enterprise Small               Small Growth          Enterprise Capital Management,
Company Growth                                       Inc. (subadvised by William D.
Subaccount                                           Witter, Inc.)
--------------------------------------------------------------------------------------

                                                                       Adviser
     Subaccount                    Fund Type               (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------
Enterprise Small                  Small Value             Enterprise Capital Management,
Company Value                                             Inc. (subadvised by Gabelli Asset
Subaccount                                                Management Company)
---------------------------------------------------------------------------------------------
Enterprise Total            Intermediate-Term Bond        Enterprise Capital Management, Inc.
Return Subaccount                                         (subadvised by Pacific Investment
                                                          Management Company, LLP)
---------------------------------------------------------------------------------------------
                          FRANKLIN TEMPLETON VARIABLE
                           INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------
Franklin Income                 Domestic Hybrid           Franklin Advisers, Inc.
Securities Subaccount
---------------------------------------------------------------------------------------------
Franklin Rising                  Mid-Cap Value            Franklin Advisory Service, LLC
Dividends Securities
Subaccount
---------------------------------------------------------------------------------------------
Franklin Zero Coupon        Intermediate Government       Franklin Advisers, Inc.
2010 Subaccount
---------------------------------------------------------------------------------------------
                          INVESCO VARIABLE INVESTMENT
                                  FUNDS, INC.
---------------------------------------------------------------------------------------------
INVESCO VIF                   Specialty-Financial         INVESCO Funds Group, Inc.
Financial Services
Subaccount
---------------------------------------------------------------------------------------------
INVESCO VIF --                 Specialty-Health           INVESCO Funds Group, Inc.
Health Sciences
Subaccount
---------------------------------------------------------------------------------------------
INVESCO VIF --               Specialty-Technology         INVESCO Funds Group, Inc.
Telecommunications
Subaccount
---------------------------------------------------------------------------------------------
                              JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------
Janus Aspen Series               Large Growth             Janus Capital
Capital Appreciation
Subaccount
---------------------------------------------------------------------------------------------
Janus Aspen Series             Multisector Bond           Janus Capital
Flexible Income
Subaccount
---------------------------------------------------------------------------------------------
Janus Aspen Series               Foreign Stock            Janus Capital
International Growth
Subaccount
---------------------------------------------------------------------------------------------
                            LORD ABBETT SERIES FUND
---------------------------------------------------------------------------------------------
Lord Abbett Bond-               High Yield Bond           Lord, Abbett & Co. LLC
Debenture Subaccount
---------------------------------------------------------------------------------------------
Lord Abbett Growth                Large Value             Lord, Abbett & Co. LLC
and Income
Subaccount
---------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap              Mid-Cap Value            Lord, Abbett & Co. LLC
Value Subaccount
---------------------------------------------------------------------------------------------
                      MFS(R) VARIABLE INSURANCE TRUST/SM/
---------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth           Mid-Cap Growth            MFS(R) Investment Management
Subaccount
---------------------------------------------------------------------------------------------

                                                                 Adviser
     Subaccount                 Fund Type            (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------
MFS(R) New Discovery           Small Growth          MFS(R) Investment Management
Subaccount
--------------------------------------------------------------------------------------
MFS(R) Total Return          Domestic Hybrid         MFS(R) Investment Management
Subaccount
--------------------------------------------------------------------------------------
MFS(R) Utilities           Specialty-Utilities       MFS(R) Investment Management
Subaccount
--------------------------------------------------------------------------------------
                          MONY SERIES FUND, INC.
--------------------------------------------------------------------------------------
MONY Government              Short Government        MONY Life Insurance Company
Securities Subaccount                                of America
--------------------------------------------------------------------------------------
MONY Long Term                Long-Term Bond         MONY Life Insurance Company
Bond Subaccount                                      of America
--------------------------------------------------------------------------------------
MONY Money Market              Money Market          MONY Life Insurance Company
Subaccount                                           of America
--------------------------------------------------------------------------------------
                       OPPENHEIMER VARIABLE ACCOUNT
                                  FUNDS
--------------------------------------------------------------------------------------
Oppenheimer Global             World Stock           Oppenheimer Funds, Inc.
Securities Subaccount
--------------------------------------------------------------------------------------
Oppenheimer Main               Large Blend           Oppenheimer Funds, Inc.
Street(R) Subaccount
--------------------------------------------------------------------------------------
                        PBHG INSURANCE SERIES FUND
--------------------------------------------------------------------------------------
PBHG Mid-Cap                  Mid-Cap Value          Pilgrim Baxter & Associates, Ltd.
Subaccount
--------------------------------------------------------------------------------------
PBHG Select Value              Large Value           Pilgrim Baxter & Associates, Ltd.
Subaccount
--------------------------------------------------------------------------------------
                      PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------
PIMCO Global Bond         Intermediate-Term Bond     Pacific Investment Management
Subaccount                                           Company LLC
--------------------------------------------------------------------------------------
PIMCO Real Return       Intermediate U.S. Treasury   Pacific Investment Management
Subaccount                                           Company LLC
--------------------------------------------------------------------------------------
PIMCO StocksPLUS               Large Blend           Pacific Investment Management
Growth and Income                                    Company LLC
Subaccount
--------------------------------------------------------------------------------------
                                 PROFUNDS
--------------------------------------------------------------------------------------
ProFund VP Bear                Bear-Market           ProFund Advisors
Subaccount
--------------------------------------------------------------------------------------
ProFund VP Rising           Inverse Long Bond        ProFund Advisors
Rates Subaccount
--------------------------------------------------------------------------------------
ProFund VP UltraBull           Large Blend           ProFund Advisors
--------------------------------------------------------------------------------------

                                                              Adviser
    Subaccount               Fund Type            (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                    THE UNIVERSAL INSTITUTIONAL
                            FUNDS, INC.
------------------------------------------------------------------------------------
Van Kampen UIF      Diversified Emerging Markets Morgan Stanley Investment
Emerging Markets                                 Management Inc., which does
Equity Subaccount                                business in certain instances using
                                                 the name "Van Kampen," is the
                                                 investment adviser to The
                                                 Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------
Van Kampen UIF              World Stock          Morgan Stanley Investment
Global Value Equity                              Management Inc., which does
Subaccount                                       business in certain instances using
                                                 the name "Van Kampen," is the
                                                 investment adviser to The
                                                 Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------
Van Kampen UIF         Specialty-Real Estate     Morgan Stanley Investment
U.S. Real Estate                                 Management Inc., which does
Subaccount                                       business in certain instances using
                                                 the name "Van Kampen," is the
                                                 investment adviser to The
                                                 Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------

   Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds. The prospectus for each of the Funds should be read carefully together with this prospectus before investing.

Purchase of Portfolio Shares by MONY America Variable Account A

   MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

   . Collect charges under the Contracts.

   . Pay Cash Value on full surrenders of the Contracts.

   . Fund partial surrenders.

   . Provide benefits under the Contracts.

   . Transfer assets among the subaccounts of MONY America Variable Account A as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

   . Reinvested immediately at net asset value in shares of that portfolio.

   . Kept as assets of the corresponding subaccount.

  Cash Value -- The Contract's Fund Value, less, (1) any outstanding loan, and
  (2) any applicable Annual Contract charge.

   Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

   When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

   The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

   The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY America Variable Account A and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive may be significant.

   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

                    DETAILED INFORMATION ABOUT THE CONTRACT

   The Fund Value in MONY America Variable Account A provides many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

Payment and Allocation of Purchase Payments

  Issue Ages

   The issue ages for the three benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 and Option 3 is 79.


                                Option 1 Option 2 Option 3
                     -------------------------------------

                     Issue Ages   0-85     0-79     0-79

  Issuance of the Contract

   Individuals who want to buy a Contract must:

      (1) Complete an application;

      (2) Personally deliver the application to

          (a) a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

          (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by MSC to sell the Contract;

      (3) Pay the minimum initial purchase payment.

   If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them.

   The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

   The minimum initial purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial purchase payment for each situation.

                    Use of Contract or
             Method of Making Purchase Payment                 Minimum Initial Purchase Payment
---------------------------------------------------------------------------------------------------

Individual retirement accounts and annuities under Section  $20,000
408 of the Code (other than Simplified Employee Pensions).
---------------------------------------------------------------------------------------------------

Non-Qualified Plans.                                        $20,000
---------------------------------------------------------------------------------------------------

H.R. 10 plans (self-employed individuals' retirement plans  $600 under 401 or 403(c) of the Code), certain corporate or
association retirement plans, Simplified Employee Pensions
under Section 408 and 408A of the Code.
---------------------------------------------------------------------------------------------------

Annuity purchase plans sponsored by certain tax-exempt      $600
organizations, governmental entities and deferred
compensation plans under Section 457 of the Code.
---------------------------------------------------------------------------------------------------

Payroll deduction and automatic checking account withdrawal Annualized rate of $600 (i.e., $600 per
plans.                                                      year, $300 semiannually, $150 quarterly
                                                            or $50 per month)
---------------------------------------------------------------------------------------------------

Government Allotment Plans                                  $50 per month

  Government Allotment Plans -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time--before the Annuity Starting Date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

   The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

      (1) Cumulative Purchase Payments made under any one or more Contracts held by the Owner, less

      (2) The amount of any prior partial surrenders exceed $1,500,000.

   The Company reserves the right to reject an application for any reason permitted by law.

  Effective Date -- The date the contract begins as shown in the Contract.

   Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

      (1) The Contract is issued by the Company, and

      (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

      (1) The application is approved,

      (2) The Contract is issued, and

      (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See below.)

  Tax-Free 'Section 1035' Exchanges

   The Owner can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of the one, described in this prospectus, you might have to pay a surrender charge on the old contract. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

  Right to Return Contract Provision

   The Owner may return the Contract during the Right to Return Contract Period (usually within 10 days of the delivery date or any longer period if required by applicable state law). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect unless state law requires otherwise, the amount to be refunded is equal to all purchase payments received by the Company.

  Allocation of Payments and Fund Value

   Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of

      (1) the Effective Date of the Contract, or

      (2) the date the Payment is received at the Company's Operations Center.

   Net Purchase Payments will earn 3.5% annual interest until the Right to Return Contract Period expires (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the value of Net Purchase Payments will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner's percentage allocation.

   After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

      (1) Specify the amount to be allocated among subaccounts, or

      (2) Specify the percentage to be allocated among subaccounts, or

      (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

   The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone, facsimile or via the Web allocation request. See "Telephone/Fax/Web Transactions." Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

  Calculating Unit Values for Each Subaccount

   When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

   The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

   The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Fund Value

   The Contract's Fund Value will reflect:

   . The investment performance of the selected subaccount(s) of MONY America
     Variable Account A.

   . Any Net Purchase Payments.

   . Any Transfer Charges.

   . Any Partial Surrenders.

   . All Contract charges imposed.

There is no guaranteed minimum Fund Value. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

   The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)

   After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, at the end of each Business Day, the Contract's Fund Value will be computed as follows:

      (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

      (2) Add the value attributable to any loan account;

      (3) Add any Net Purchase Payment received on that Business Day;

      (4) Subtract any partial surrender amount made on that Business Day;

      (5) Subtract any Annual Contract Charge and/or transfer charge deductible on that Business Day.

   In computing the Contract's Fund Value, the number of subaccount units allocated to the Contracts is determined after any transfers among subaccounts. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

   . Receipt of Net Purchase Payments.

   . Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

   Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the Web if proper authorization has been received at the Company's Operations Center. See "Telephone/Fax/Web Transactions." Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts.

   Transfers may be postponed for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

   A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the subaccount(s) you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. Transfers under the Dollar Cost Averaging, Auto Rebalancing and the Asset Allocation programs are not counted toward any limitation on free transfers. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

  Contract Year -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

   Transfers by Third Parties. As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. In instances where the Company identifies a pattern of activity by a third party which may be disadvantageous to the other Owners, the Company will contact third parties in writing to advise them that any such future activity will be disallowed.

  Other Available Features

   Dollar Cost Averaging (DCA) Program. Dollar cost averaging is an investment strategy whereby fixed dollar amounts of an investment are purchased at regular intervals regardless of price. The minimum amount that may be allocated to the DCA Program is $5,000. Amounts allocated to the DCA Program are allocated to the MONY Money Market Subaccount. Each month or each quarter (as selected by the Owner), amounts are transferred from the MONY Money Market Subaccount into one of the other subaccounts as chosen by the Owner. Transfers will be processed until the amounts allocated to the DCA Program are exhausted, or the Owner instructs the Company to stop the transfers.

   The DCA Program may be selected at any time.

   The DCA Program neither ensures a profit nor guarantees against a loss in a declining market.

   Auto Rebalancing Program. The Auto Rebalancing Program allows an Owner to reallocate amounts held in the subaccounts to match a predetermined allocation. The Fund Value will automatically be reallocated quarterly, semi-annually or annually as selected by the Owner.

   Account rebalancing neither ensures a profit nor guarantees against a loss in a declining market.

   Asset Allocation Program. The Asset Allocation Program can help an Owner determine what type of investor they are and provides information to an Owner as to the allocation of purchase payments among the subaccounts. An Owner may choose to participate in the program by completing a questionnaire that will help determine an appropriate asset allocation strategy. An Owner's financial needs, investment time horizon and risk tolerance are matched with a suitable diversified portfolio model. To complete the process, an Owner may allocate Purchase Payments according to the allocations that correspond to the specific model portfolios. There is no assurance that your participation in the asset allocation program will achieve your investment objectives.

   There is no charge for the Dollar Cost Averaging, Auto Rebalancing and the Asset Allocation programs. The Company reserves the right to modify or discontinue any of these programs.

  Telephone/Fax/Web Transactions

   Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's rules and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request. If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

   The Company has adopted rules relating to changes of allocations and transfers by telephone, fax or the web which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

      (1) The Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

      (2) The Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.

A copy of the rules and the Company's form for electing telephone, fax or web allocation and transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The telephone, fax or web allocation and transfer privileges may also be elected by completing the telephone authorization section on the Contract application. The Company's form or a Contract application with the telephone authorization completed must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

   Special Note on Reliability. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

Termination of the Contract

   The Contract will remain in effect until the earlier of

      (1) the date the Contract is surrendered in full,

      (2) the date annuity payments start,

      (3) the Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts remains in the Contract, or

      (4) the date the Death Benefit is payable under the Contract.

  Contract Anniversary -- An anniversary of the Effective Date of the Contract.

                                  SURRENDERS

   The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

   . On or before the annuity payments start, and

   . During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

   The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

      (1) any applicable Annual Contract Charge, and

      (2) any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender reduced Fund Value.

   A surrender will result in the cancellation of units as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus any applicable Annual Contract Charge. For a partial surrender, the Company will cancel units of the particular subaccounts under the allocation specified by the Owner. The unit value will be calculated as of the end of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 5% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if

   . there is insufficient Fund Value in a subaccount to provide for the requested allocation against it, or

   . the request is incorrect.

   Any Annual Contract charge will be allocated against each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender.

   Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions".)

   Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

   The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status".)

   Please note: If mandated under applicable law, we may be required to reject a purchase payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.

                                     LOANS

   Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont). All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

   . The term of the loan must be 5 years or less.

   . Repayments are required at least quarterly and must be substantially level.

   . The loan amount is limited to certain dollar amounts as specified by the IRS.

   The Owner (Plan Trustee) must certify that these conditions are satisfied.

   In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loan amount requests may be either by amount or percentage. Percentages must be in whole percentages (totaling 100%). At least 5% of the requested loan amount must be allocated to any of the subaccounts specified by the Owner. If the Contract Owner fails to specify subaccounts or if the allocation is incorrect, the request for a loan will be returned to the Contract Owner.

   Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged on outstanding loans will be 6%.

   Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

                                 DEATH BENEFIT

Death Benefit Provided by the Contract

   The Company will pay a Death Benefit to the Beneficiary if

      (1) the Annuitant dies, and

      (2) the death occurs before the annuity payments start.

   If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

            Option 1                          Option 2                          Option 3
------------------------------------------------------------------------------------------------------
The greater of:*                  The greatest of:*                 The greatest of:*
------------------------------------------------------------------------------------------------------
(1) The Fund Value less any       (1) The Fund Value less any       (1) The Fund Value less any
Outstanding Debt on the date due  Outstanding Debt on the date due  Outstanding Debt on the date due proof of the Annuitant's death is proof of the Annuitant's death is proof of the Annuitant's death is
received by the Company.          received by the Company.          received by the Company.
------------------------------------------------------------------------------------------------------
or                                or                                or
(2) The Purchase Payments paid,   (2) The Purchase Payments paid,   (2) The Purchase Payments paid,
reduced proportionately by each   reduced proportionately by each   reduced proportionately by each
partial surrender and less any    partial surrender and less any    partial surrender and less any
Outstanding Debt.**               Outstanding Debt.**               Outstanding Debt.**
------------------------------------------------------------------------------------------------------
                                  or                                or
                                  (3) Step Up Value (see            (3) Step Up Value (see
                                  description below)                description below)
------------------------------------------------------------------------------------------------------
                                                                    or
                                                                    (4) Roll Up Value (see description
                                                                    below)
------------------------------------------------------------------------------------------------------
                                  Plus:                             Plus:
------------------------------------------------------------------------------------------------------
                                  Earnings Increase Death Benefit   Earnings Increase Death Benefit
                                  (see "Earnings Increase Death     (see "Earnings Increase Death
                                  Benefit" section)                 Benefit" section)

  Step Up Value

   On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

      (a) the Fund Value on that Contract Anniversary; or

      (b) the Step Up Value most recently calculated

          . reduced proportionately*** by any partial surrenders since the last recalculation anniversary,

          . plus any Purchase Payments made since the last recalculation anniversary.
----------
* In certain states and/or for Contracts purchased prior to May 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and less any Outstanding Debt.
** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to Contracts issued after May 1, 2003 in states that have approved such calculation.
***In the calculations of Step Up Value and Roll Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

   On each Contract Anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

   The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

    . Reduced proportionately by any partial surrenders assessed since that anniversary,

    . plus any Purchase Payments made since that Contract Anniversary, and

    . less any outstanding debt.

   In no event will the Step Up Value payable on death exceed 200% of the total Purchase Payments made:

    . reduced proportionately for each partial surrender and

    . less any outstanding debt.

  Roll Up Value

   The Roll Up Value will be calculated as of the date we receive due proof of death of the Annuitant (or Secondary Annuitant , if any) and before the annuity payments start. The Roll Up Value is the sum of all Net Purchase Payments made, plus interest accumulated at an annual rate of 5%, reduced proportionately for each partial surrender and less any outstanding debt. Such interest is accumulated from the date we receive the Purchase Payment to the Contract anniversary immediately prior to the Annuitant's 81st birthday.

   In no event will the roll up value payable on death exceed 300% of the total Purchase Payments made:

    . reduced proportionately by the same percentage that any partial surrenders reduced your Fund Value and;

    . less any outstanding debt.

Earnings Increase Death Benefit

   If Option 2 or Option 3 is selected, an additional death benefit, called the Earnings Increase Amount may be added to the applicable Death Benefit otherwise payable under the Contract. The amount of the Earnings Increase depends upon the age of the Annuitant on the Contract's Effective Date.

   If the Annuitant was age 69 or younger on the Contract's Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

      (1) Net Purchase Payments; or

      (2) Fund Value minus Purchase Payments.

   If the Annuitant was age 70 or older on the Contract's Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

      (1) Net Purchase Payments; or

      (2) Fund Value minus Purchase Payments.

   The payments and values described in (1) and (2) above

      (a) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company; and

      (b) reflect any partial surrenders made and less any Outstanding Debt.

   The Earnings Increase Amount is calculated as of the date due proof of death of the Annuitant (or Secondary Annuitant) prior to the annuity starting date is received by the Company.

   There are important things you should consider before you select the Earnings Increase Death Benefit. These include:

    . The Earnings Increase Death Benefit does not guarantee that any additional amounts that may be added to your death benefit under the benefit will become payable at death. Market declines resulting in your Fund Value being less than your purchase payments made and not previously withdrawn may result in no Earnings Increase Death Benefit being payable.

    . Once you select the Earnings Increase Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, or even if the investment performance of the portfolios is such that the resulting basic death benefit would be sufficient to meet your needs, we will continue to assess the Earnings Increase Death Benefit charges.

    . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Increase Death Benefit option, as well as the other aspects of the Contract.

Election and Effective Date of Election

   The owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place

      (1) during the lifetime of the Annuitant, and

      (2) before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

      (1) to receive the Death Benefit in the form of a cash payment; or

      (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

   Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

Payment of Death Benefit

   If the Death Benefits are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

      (1) the election becomes effective, or

      (2) the election is considered to become effective, and

      (3) due proof of death is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. The Beneficiary may elect to have the Death Benefit transferred to an interest bearing checking account and make partial or full withdrawals from such account through a checkbook provided to the beneficiary.

                            CHARGES AND DEDUCTIONS

   The following table summarizes the charges and deductions under the Contract:


                                    Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------
Tax Charge                                        Range for State and local premium tax -- 0%
                                                  to 3.5%/(1)/.
                                                  Federal -- Currently 0%
                                                  (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------

                          Daily Deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                   Option 1
Annual Rate deducted daily from average daily net   Maximum daily rate -- 0.005342%
assets                                              Maximum annual rate -- 1.95%

                                                  Option 2
                                                    Maximum daily rate -- 0.007123%
                                                    Maximum annual rate -- 2.60%

                                                  Option 3
                                                    Maximum daily rate -- 0.010137%
                                                    Maximum annual rate -- 3.70%
------------------------------------------------------------------------------------------------------------

                                       Deductions from Fund Value
------------------------------------------------------------------------------------------------------------
Annual Contract Charge                            Maximum Annual Contract Charge
                                                  Maximum of $30/(2)/
------------------------------------------------------------------------------------------------------------
Transaction and Other Charges                     Maximum Transaction and Other Charges
Transfer Charge                                      The Company has reserved the right to impose
Current charge is $0.                             a charge for each transfer after the first 12 transfers
                                                  in a Contract Year which will not exceed $25
------------------------------------------------------------------------------------------------------------

/(1)/Company currently assumes responsibility; current charge to Owner 0%. /(2)/The Annual Contract charge will be waived upon any Contract anniversary on which your Fund Value is $50,000 or greater.

The following provides additional details of the charges and deductions under the Contract.

Deductions from Purchase Payments

   Deductions may be made from purchase payments for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

Charges Against Fund Value

  Daily Deduction from MONY America Variable Account A

   Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected.

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.50% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004110% (guaranteed not to exceed 0.005342) multiplied by the number of days since the last Business Day.

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.00% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.60% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.005479% (guaranteed not to exceed 0.007123) multiplied by the number of days since the last Business Day.

   Option 3 -- For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.85% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.70% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.007808% (guaranteed not to exceed 0.010137) multiplied by the number of days since the last Business Day.

   The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the death benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

   If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

Deductions from Fund Value

   Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An Annual Contract Charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

   The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.

   Any applicable Contract Charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary. If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start. The Annual Contract Charge is also deducted upon a full surrender.

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

   The amount of the charge will be allocated against each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Charge.

   An Annual Contract Charge will be waived and will not be deducted upon any Contract anniversary on which your Fund Value is $50,000 or greater. The Annual Contract charge will not be waived upon a full surrender regardless of Fund Value.

   Transfer Charge. Contract value may be transferred among the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner after the first 12 transfers in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) from which the first transfer is made.

  Taxes

   Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal Tax Status".)

  Investment Advisory and Other Fees

   Because MONY America Variable Account A purchases shares of the Funds, the net assets of MONY America Variable Account A will reflect the investment advisory fee and other expenses incurred by the Funds. See "Table of Fees" for a table which shows the fees and expenses and "The Funds" for a table setting forth the investment advisory fees.

   We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

  Additional Information

   We may reduce or eliminate the Annual Contract Charge and the Surrender Charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales administrative services than those contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of Annual Contract Charge and Surrender Charges applicable to a particular contract in that Contract.

                              ANNUITY PROVISIONS

Annuity Payments

   Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be

      (1) no earlier than the Contract Anniversary after the Annuitant's 10th birthday, and

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

      (2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

   The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:

      (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

      (2) Deferred from time to time by the Owner by written notice to the Company.

   The date when annuity payments start will be advanced or deferred if:

      (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

      (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

   A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

   A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

Guaranteed Minimum Annuity Payments

   Under Option 3, Guaranteed Minimum Annuity Payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.

   The Guaranteed Annuitization Value is

      .  the sum of all net Purchase Payments made, plus

      . interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract anniversary prior to the Annuitant's 81st birthday),

      .  reduced proportionately for each partial surrender.

   The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table "a", Projection Scale "G" with 3% interest.

   In no event can the Guaranteed Annuitization Value exceed 300% of the Net Purchase Payments made,

      .  reduced proportionately for each partial surrender, and less

      .  any Outstanding Debt.

   To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

      (1) The Contract must have been in force for at least 10 years.

      (2) The Annuitant must have attained age 60.

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

      (3) The annuitization must be elected within 30 days after a Contract anniversary.

      (4) Settlement Option 3 or 3A must be elected. (See "Settlement Options").

      (5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

   Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.

   The availability of Guaranteed Minimum Annuity Payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.

Election and Change of Settlement Option

   Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a Settlement Option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

      .  one or more of the Settlement Options described below, or

      .  another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

   Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" and "Surrenders".)

   Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

Settlement Options

   Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

   Settlement Option 1 -- Interest Income: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another Settlement Option.

   Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

   Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

   Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

   Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

   The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

   The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

   Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

   In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

Frequency of Annuity Payments

   At the time the Settlement Option is chosen, the payee may request that it be paid:

  .  Quarterly

  .  Semiannually

  .  Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional Provisions

   The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

   The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

   Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

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

   The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

   Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                               OTHER PROVISIONS

Ownership

   The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

      (1) A change in Owner is requested, or

      (2) A successor owner becomes the Owner.

   The Owner may name a successor owner or a new Owner at any time. If the Owner dies, the successor owner, if living, becomes the Owner. Any request for change must be

      (1) made in writing, and

      (2) received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

Provision Required by Section 72(s) of the Code

   The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

      (1) The Owner dies before the start of annuity payments, and

      (2) The Owner's spouse is not the successor owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

   The surrender proceeds may be paid over the life of the successor owner if the successor owner chooses that option.

   Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse may be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

   If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

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

Provision Required by Section 401(a)(9) of the Code

   The entire interest of a Qualified Plan participant under the Contract generally will be distributed to the Owner on the required beginning date. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed

      (1) over the life of such Participant, or

      (2) the lives of such Participant and his/her Designated Beneficiary.

   If (i) distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if

      (1) the Participant dies before the start of such distributions, and

      (2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions can begin by the December 31 following the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

   It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 408 and 408A of the Code.

Secondary Annuitant

   Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

      (1) in the application for the Contract, or

      (2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to

      (1) any payment made by the Company, or

      (2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

   On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

      (1) The death of the Annuitant must have occurred before the Annuity Commencement Date;

      (2) The Secondary Annuitant is living on the date of the Annuitant's death;

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

      (3) If the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

      (4) If the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

   Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

Assignment

   The owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

   If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

   Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

Change of Beneficiary

   So long as the Annuitant is living, the Owner may change the Beneficiary or Successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

Substitution of Securities

   The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if

      (1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

      (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals.

Modification of the Contract

   Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

      (1) is necessary to make the Contract or MONY America Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject, or

      (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts, or

      (3) is necessary to reflect a change in the operation of MONY America Variable Account A or the subaccounts or the Guaranteed Interest Account, or

      (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

Change in Operation of MONY America Variable Account A

   MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

      (1) at the Company's election, and

      (2) subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

   All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares. To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners).

   We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

   We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

   Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

                         DISTRIBUTION OF THE CONTRACTS

   MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of MONY, will act as the principal underwriter of the Contract pursuant to an underwriting agreement with the Company. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Contract is sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contract may also be sold through other broker-dealers that are members of the NASD authorized by MSC and applicable law to do so. After issue of the Contracts, registered representatives will earn a commission not to exceed 1.5% of each purchase payment, plus annual asset based trails of 1.00% of the fund value beginning in the 2nd contract year. Registered representatives may also receive other benefits based on the amount of earned commissions.

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

Because registered representatives are also insurance agents of the Company, they may be eligible for various cash benefits, such as bonuses, insurance benefits, and financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotion literature and similar services. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract.

   We offer the Contracts on a continuing basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

   More information about MSC and its registered representatives is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions. MSC is also affiliated with the following broker dealers: Advest Inc. Boston Advisors, Inc. Trusted Securities Advisors Corp. and Matrix Private Equities, Inc.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the Contractowners or the Variable Account.

   MSC receives fees for the sale of Contracts. In 2000, 2001, and 2002, MSC received, in aggregate, fees of $6,463,891, $6,703,612 and $14,524,862.62 respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

                              FEDERAL TAX STATUS

Introduction

   The Contract described in this prospectus is designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408, 408A and 457 of the Code ("Qualified Plans"). The ultimate effect of federal income taxes on

  .  the value of the Contract's Fund Value,

  .  annuity payments, and

  .  death benefits

  .  economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

  .  the type of retirement plan for which the Contract is purchased, and

  .  the tax and employment status of the individual concerned.

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

   The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.

Tax Treatment of the Company

   Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

Taxation of Annuities in General

   The Contract offered by this prospectus is designed for use in connection with certain types of Qualified Plans and on a Non-Qualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

  .  Participant after-tax contributions (in the case of Qualified Plans), or

  .  Owner contributions (in the case of Non-Qualified contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax consultants about the tax consequences of distributions, withdrawals, and payments under Non-Qualified Contracts and under retirement plans in connection with which the Contract is purchased.

   The Company will withhold and remit to the United States Government and, where applicable to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

      (1) provides his or her taxpayer identification number to the Company, and

      (2) notifies the Company that he or she chooses not to have amounts withheld.

   Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same or earlier year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      (1) Part of a series of substantially equal periodic payments (at least annually) for

          (a) the participant's life or life expectancy,

          (b) the joint lives or life expectancies of the participant and his/her beneficiary,

          (c) or a period certain of not less than 10 years;

      (2) Required by the Code upon the participant's attainment of age 701/2 or death; or

      (3) Qualifying hardship distributions.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible qualified plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

   Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

Retirement Plans

   The Contract described in this Prospectus currently can be used with the following types of qualified retirement plans:

      (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

      (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k); and

      (3) Roth IRAs permitted by Section 408A of the Code.

      (4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457; and

      (5) Non-Qualified Plans.

   Certain Individual Retirement Annuities may not be available under contracts issued in some states.

   The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                               PERFORMANCE DATA

   At times, the Variable Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisement. We will calculate the results on a total return basis for various periods, with or without annual contract charges. Results calculated without annual contract charges will be higher. Total returns assume an initial capital investment of $1,000, the reinvestment of all distributions and capital gains of the portfolios, portfolio charges and expenses, and the mortality and expense risk charge. If we reflect the annual contract charge, we assume that the $30 annual contract charge is equivalent to 0.0006% of Fund Value (this charge is waived if the Fund Value is more than $50,000 at the time the charge is due). Nonstandard returns show the returns of the underlying portfolios from the portfolio inception dates and reflect annual contract charges, and mortality and expense risk charges. Total returns do not reflect any premium taxes. Please see the Statement of Additional Information for more information.

                            ADDITIONAL INFORMATION

   This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

   For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

   The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or MONY America Variable Account A.

                             FINANCIAL STATEMENTS

   The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                               TABLE OF CONTENTS

                                      OF

                      STATEMENT OF ADDITIONAL INFORMATION

Item                                   Page
----                                   ----
MONY Life Insurance Company of America  (1)
Legal Opinion.........................  (1)
Independent Accountants...............  (1)
Federal Tax Status....................  (2)
Performance Data......................  (5)
Financial Statements.................. (21)
Index to Financial Statements.........  F-1

   If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Policyholder Services
One MONY Plaza
P.O. Box 4720
Syracuse, New York 13221
1-800-487-6669

Your name ______________________________________________________________________

Address ________________________________________________________________________

City _____________________________________ State _________  Zip ________________

   Please send me a copy of the MONY America Variable Account A Statement of Additional Information.

Contract No. B7-02                                        Form No. 14591 SL 5/03

  THE MONY GROUP

MONY Life Insurance Company of America
Administrative Offices
1740 Broadway
New York, NY 10019
MONY Life Insurance Company of America
and
MONY Securities Corporation are
members of The MONY Group.





                                                                  14590 SL 5/03

                            MONY C Variable Annuity

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED May 1, 2003

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   Issued by

                        MONY AMERICA VARIABLE ACCOUNT A

                                      and

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2003 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P. O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669.

                               TABLE OF CONTENTS

Item                                                         Page
----                                                         ----
MONY Life Insurance Company of America......................  (1)
Legal Opinion...............................................  (1)
Independent Accountants.....................................  (1)
Federal Tax Status..........................................  (2)
Performance Data............................................  (5)
Financial Statements........................................ (15)
Index to Financial Statements............................... F-1

   333-92066
                                                             Contract No.
                                                             B7-02

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   MONY Life Insurance Company of America ("Company"), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. The Mutual Life Insurance Company of New York purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the state of New York in 1842. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc. at that time. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of 2002 of approximately $19.0 billion. As of December 31, 2002, MONY's investment in the Company was $639.9 million. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contract.

   The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.

   During 2002, the Company paid MONY $126.0 million, for all services provided under the Service Agreement.

                                 LEGAL OPINION

   Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Arthur D. Woods, Esq., Vice President -- Variable Products and Broker-Dealer Operations Counsel, MONY.

                            INDEPENDENT ACCOUNTANTS

   The audited financial statements for MONY America Variable Account A and the Company included in this Statement of Additional Information and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

                                      (1)

                              FEDERAL TAX STATUS

Introduction

   The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

   Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service or federal courts.

Taxation of Annuities in General

   Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

Surrenders, Death Benefits, Assignments and Gifts

   An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments, reduced by the nontaxable portion of prior distributions, made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 10-year income averaging for certain eligible persons in the case of certain Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

   Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment. Despite the cost basis of Qualified Contracts being generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

   An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

Annuity Payments

   The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for

                                      (2)
the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

Penalty Tax

   Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under an employer qualified retirement plan after the taxpayer's attainment of age 55; or (f) under certain other circumstances. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.

Income Tax Withholding

   In general, the Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years,

      2. Required by the Code upon the participant's attainment of age 701/2 or death, or

      3. A qualifying hardship distribution.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible qualified plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

Diversification Standards

   The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

   The Treasury Department and the IRS may issue regulations or revenue rulings that will prescribe the circumstances in which an Owner's control of the investments of a segregated asset account may cause the

                                      (3)

Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or revenue rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. Since the regulations or revenue rulings have not been issued, there can be no assurance as to the content of such regulations or revenue rulings or even whether application of the regulations or revenue rulings will be prospective. For these reasons, Owners are urged to consult with their own tax advisers.

Qualified Plans

   The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

H.R. 10 Plans

   These permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions and distribution dates. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

Individual Retirement Accounts and Annuities

   Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities ("IRAs") are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into certain types of IRAs and distributions from the latter may be placed in the former. There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing certain employee plans.

Corporate Pension and Profit-Sharing Plans

   Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Certain Governmental Entities

   Section 457 of the code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the contract to provide benefits under the plans.

                                      (4)

                               PERFORMANCE DATA*

Money Market Subaccount

   For the seven-day period ended December 31, 2002, the yield was as follows:

7-day yield........................................................... -0.03%
7-day effective yield................................................. -0.03%

   The yield for the Money Market subaccount is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

   The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result based on the following formula:

             Effective Yield = [(Base Period Return + 1)/365/7/]-1

   As the Money Market Subaccount invests only in shares of the MONY Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the MONY Money Market Portfolio (which will normally be $1.00) and the number of shares of the MONY Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the MONY Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of MONY America Variable Account A at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated).
----------
* Past performance is not a guarantee or projection of future results.

Subaccounts other than Money Market Subaccount

30-Day Yield:

   The yield for the Subaccounts of the Variable Account that primarily invest in fixed income instruments is shown in the table below.

                                                    Yield for 30 Days Ended
Subaccount                                             December 31, 2002
----------                                         --------------------------
                                                   Option 1 Option 2 Option 3
                                                   -------- -------- --------
Enterprise Total Return...........................  2.71%    2.71%    2.71%
Janus Flexible Income.............................  4.38%    4.38%    4.38%
Lord Abbett Bond-Debenture........................  6.17%    6.17%    6.17%
MONY Government Securities........................  2.11%    2.11%    2.11%
MONY Long Term Bond...............................  4.70%    4.70%    4.70%
PIMCO Global Bond.................................  1.96%    1.96%    1.96%
PIMCO Real Return.................................  4.42%    4.42%    4.42%
PIMCO StockPLUS Growth and Income.................  2.41%    2.41%    2.41%

----------
The 30-day yield is not indicative of future results.

                                      (5)

   For the portfolios corresponding to the subaccounts listed in the table above, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360;
(iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other receivables-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the MONY America Variable Account A. The 30-day yield is based on the following formula:

      2[(A-B)/(CD) + 1)/6-/1]

      Where: A   =   Dividends and interest earned during a 30-day period
             B   =   Expenses accrued for the period (net of
                     reimbursements)
             C   =   Average daily number of units outstanding during
                     the period that were entitled to receive dividends
             D   =   Maximum offering price per unit on the last day of
                     the period

Total Return:

   MONY America Variable Account A commenced operations on November 25, 1987. Total Return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the respective Subaccounts, which is August 1988 for the Enterprise Managed Subaccount, September 1988 for the Enterprise Small Company Value Subaccount, February 1988 for the MONY Series Fund Long Term Bond Subaccount, November 1994 for the MONY Series Fund Government Securities Subaccount, and November 1998 for the Enterprise Equity Income, Enterprise Growth, Enterprise Growth and Income and Enterprise Small Company Growth Subaccounts. The inception date for the Enterprise Multi-Cap Growth Subaccount is July 1999. The inception date for the Alger American Balanced, Alger American MidCap Growth, Enterprise Global Socially Responsive, Enterprise Total Return, INVESCO VIF--Financial Services , INVESCO VIF--Health Sciences, INVESCO VIF--Telecommunications, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series International Growth, Lord Abbett Bond-Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, MFS(R) Mid Cap Growth, MFS(R) New Discovery, MFS(R) Total Return, MFS(R) Utilities, PBHG Mid-Cap Value, PBHG Select Value, PIMCO Global Bond, PIMCO Real Return Bond, PIMCO StocksPLUS Growth and Income, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Global Value Equity and Van Kampen UIF U.S. Real Estate Subaccounts is January 2002. The inception date for the AIM V.I. Basic Value, AIM V.I. Mid Cap Core Equity, Dreyfus IP Small Cap Stock Index, Enterprise Deep Value, Enterprise Mergers and Acquisitions, Enterprise Short Duration, Franklin Income Securities, Franklin Rising Dividends Securities, Franklin Zero Coupon 2010, Oppenheimer Global Securities, Oppenheimer Main Street(R), ProFund VP Bear, ProFund VP UltraBull, and ProFund VP Rising Rates Opportunity subaccounts is May 2003. Total return is adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance.

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming the Contract remains in force or upon full surrender of the Contract for cash at the end of the period, for the periods

                                      (6)
indicated is shown in the tables below. These tables do not reflect the impact of the tax laws, if any, on total return as a result of the surrender. The total average annual return calculated for each Subaccount assumes a $1,000 investment in each of the Subaccounts' units on the first day of the period at the offering price and computing the ending redeemable value of that investment at the end of the period based on the following formula:

      P(1 + T)/n/ = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
       ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one-, five-, or ten-year period,
               (or fractional portion thereof)

   To calculate the total return, the ending redeemable value (ERV) is divided by the initial investment value (IIV) and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. See the following formula:

      (ERV/IIV)/(1/N)/ -1

   The returns include the appropriate deductions for all charges, expenses and fees of both the Fund and the Variable Account, as described in the prospectus. The return reflects both surrender of the Contract at end of period and continuing the Contract in force.

                                      (7)

                        MONY AMERICA VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 1

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.03%         N/A           N/A          -5.03%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -14.90%
Enterprise Growth......................    -24.60%         N/A           N/A          -6.46%
Enterprise Growth and Income...........    -27.94%         N/A           N/A          -6.69%
Enterprise Managed.....................    -23.05%       -5.09%         6.21%         10.00%
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............    -35.49%         N/A           N/A           1.38%
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -24.98%         N/A           N/A           4.43%
Enterprise Small Company Value.........    -13.52%        3.62%         9.09%         10.78%
Enterprise Total Return................       N/A          N/A           N/A           5.61%
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............      1.83%        3.82%         3.96%          4.59%
MONY Long Term Bond....................      7.21%        4.76%         6.32%          8.04%
MONY Money Market......................      0.50%        2.87%         2.92%          3.64%
Oppenheimer Global Securities..........       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R).............       N/A          N/A           N/A            N/A
PBHG Mid-Cap...........................       N/A          N/A           N/A            N/A
PBHG Select Value......................       N/A          N/A           N/A            N/A
PIMCO Global Bond......................       N/A          N/A           N/A            N/A
PIMCO Real Return......................       N/A          N/A           N/A            N/A

                                      (8)

                        MONY AMERICA VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                              OPTION 1--continued

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
PIMCO StockPLUS Growth and Income.....     N/A           N/A           N/A           N/A
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

                                      (9)

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.54%         N/A           N/A          -5.54%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.37%
Enterprise Growth......................    -25.12%         N/A           N/A          -6.96%
Enterprise Growth and Income...........    -28.45%         N/A           N/A          -7.19%
Enterprise Managed.....................    -23.57%       -5.59%         5.71%          9.50%
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............    -36.01%         N/A           N/A           0.88%
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -25.50%         N/A           N/A           3.93%
Enterprise Small Company Value.........    -14.03%        3.12%         8.60%         10.29%
Enterprise Total Return................       N/A          N/A           N/A           5.14%
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............      1.32%        3.32%         3.46%          4.09%
MONY Long Term Bond....................      6.71%        4.26%         5.82%          7.54%
MONY Money Market......................      0.00%        2.37%         2.42%          3.14%
Oppenheimer Global Securities..........       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R).............       N/A          N/A           N/A            N/A
PBHG Mid-Cap...........................       N/A          N/A           N/A            N/A
PBHG Select Value......................       N/A          N/A           N/A            N/A
PIMCO Global Bond......................       N/A          N/A           N/A            N/A
PIMCO Real Return......................       N/A          N/A           N/A            N/A
PIMCO StockPLUS Growth and Income......       N/A          N/A           N/A            N/A

                                     (10)

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

                                     (11)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
     period and surrender at end of period or contract continues in force)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2002         2002           2002          2002
----------                                 ------------ ------------- -------------- ------------
AIM V.I. Basic Value......................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity..............       N/A          N/A           N/A            N/A
Alger American Balanced...................       N/A          N/A           N/A            N/A
Alger American MidCap Growth..............       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index..........       N/A          N/A           N/A            N/A
Enterprise Deep Value.....................       N/A          N/A           N/A            N/A
Enterprise Equity Income..................    -18.39%         N/A           N/A          -6.39%
Enterprise Global Socially Responsive.....       N/A          N/A           N/A         -16.15%
Enterprise Growth.........................    -25.97%         N/A           N/A          -7.81%
Enterprise Growth and Income..............    -29.30%         N/A           N/A          -8.04%
Enterprise Managed........................    -24.42%       -6.44%         4.86%          8.65%
Enterprise Mergers and Acquisitions.......       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth...............    -36.86%         N/A           N/A           0.03%
Enterprise Short Duration Bond............       N/A          N/A           N/A            N/A
Enterprise Small Company Growth...........    -26.35%         N/A           N/A           3.08%
Enterprise Small Company Value............    -14.88%        2.27%         7.75%          9.44%
Enterprise Total Return...................       N/A          N/A           N/A           4.36%
Franklin Income Securities................       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities......       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010.................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services............       N/A          N/A           N/A            N/A
INVESCO VIF Health Services...............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications............       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation...       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income........       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth...       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture................       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income.............       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value.................       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth.....................       N/A          N/A           N/A            N/A
MFS(R) New Discovery......................       N/A          N/A           N/A            N/A
MFS(R) Total Return.......................       N/A          N/A           N/A            N/A
MFS(R) Utilities..........................       N/A          N/A           N/A            N/A
MONY Government Securities................      0.47%        2.47%         2.61%          3.24%
MONY Long Term Bond.......................      5.86%        3.41%         4.97%          6.69%
MONY Money Market.........................     -0.85%        1.52%         1.57%          2.29%
Oppenheimer Global Securities.............       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R)................       N/A          N/A           N/A            N/A
PBHG Mid-Cap..............................       N/A          N/A           N/A            N/A
PBHG Select Value.........................       N/A          N/A           N/A            N/A
PIMCO Global Bond.........................       N/A          N/A           N/A            N/A
PIMCO Real Return.........................       N/A          N/A           N/A            N/A
PIMCO StockPLUS Growth and Income.........       N/A          N/A           N/A            N/A

                                     (12)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
     period and surrender at end of period or contract continues in force)

                              OPTION 3--continued
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2002         2002           2002          2002
----------                                 ------------ ------------- -------------- ------------
ProFund VP Bear...........................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity.......     N/A           N/A           N/A           N/A
ProFund VP UltraBull......................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity........     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate...........     N/A           N/A           N/A           N/A

----------
   The tables above assume that a $1,000 payment was made to each subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash or continued the Contract in force at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus, and MONY America Variable Account A which would be imposed.

                                     (13)

Other Non-Standardized Performance Data:

   From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

   The table below reflects hypothetical historical total returns for the subaccounts other than the Money Market Subaccount, calculated by using the historical performance of the underlying portfolios that may precede the date on which a particular portfolio was first available in the Separate Account and adjusting such performance to reflect the current level of charges that apply to the subaccounts under the Contract as if the Contract had been in existence since the inception of the portfolio.

   The non-standardized performance data is not intended to guarantee or project future performance.

                                     (14)

                        MONY AMERICA VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
              (assuming $1,000 payment at beginning of period and
          surrender at end of period or contract continues in force)

                                   OPTION 1

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2002         2002           2002          2002
----------                                    ------------ ------------- -------------- ------------
AIM V.I. Basic Value.........................    -23.65%         N/A           N/A         -17.28%
AIM V.I. Mid Cap Core Equity.................    -12.60%         N/A           N/A          -5.00%
Alger American Balanced......................    -14.82%        5.38%         7.76%          7.18%
Alger American MidCap Growth.................    -30.47%        2.80%          N/A          10.90%
Dreyfus IP Small Cap Stock Index.............       N/A          N/A           N/A         -24.25%
Enterprise Deep Value........................       N/A          N/A           N/A            N/A
Enterprise Equity Income.....................    -17.03%         N/A           N/A          -5.03%
Enterprise Global Socially Responsive........       N/A          N/A           N/A         -14.90%
Enterprise Growth............................    -24.60%         N/A           N/A          -6.46%
Enterprise Growth and Income.................    -27.94%         N/A           N/A          -6.69%
Enterprise Managed...........................    -23.05%       -5.09%         6.21%         10.00%
Enterprise Mergers and Acquisitions..........       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth..................    -35.49%         N/A           N/A           1.38%
Enterprise Short Duration Bond...............       N/A          N/A           N/A            N/A
Enterprise Small Company Growth..............    -24.98%         N/A           N/A           4.43%
Enterprise Small Company Value...............    -13.52%        3.62%         9.09%         10.78%
Enterprise Total Return......................       N/A          N/A           N/A           5.61%
Franklin Income Securities...................     -2.11%        2.05%         6.25%          7.62%
Franklin Rising Dividends Securities.........     -3.08%        3.86%         8.43%          8.48%
Franklin Zero Coupon 2010....................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services...............    -15.99%         N/A           N/A           0.41%
INVESCO VIF Health Services..................    -25.40%        3.73%          N/A           4.98%
INVESCO VIF Telecommunications...............    -51.44%         N/A           N/A         -33.54%
Janus Aspen Series Capital Appreciation......    -17.86%        5.25%          N/A           8.92%
Janus Aspen Series Flexible Income...........      7.38%        4.90%          N/A           6.47%
Janus Aspen Series International Growth......    -26.98%       -2.17%          N/A           6.09%
Lord Abbett Bond-Debenture...................      6.58%         N/A           N/A           6.27%
Lord Abbett Growth and Income................    -19.06%        1.64%         8.66%          9.60%
Lord Abbett Mid-Cap Value....................    -10.91%         N/A           N/A          10.73%
MFS(R) Mid Cap Growth........................    -43.91%         N/A           N/A         -26.53%
MFS(R) New Discovery.........................    -32.54%         N/A           N/A           1.12%
MFS(R) Total Return..........................     -9.07%        2.89%          N/A           8.70%
MFS(R) Utilities.............................    -25.52%       -2.55%          N/A           7.31%
MONY Government Securities...................      1.83%        3.82%         3.96%          4.59%
MONY Long Term Bond..........................      7.21%        4.76%         6.32%          8.04%
MONY Money Market............................      0.50%        2.87%         2.92%          3.64%
Oppenheimer Global Securities................    -23.63%        3.91%        10.41%          7.89%
Oppenheimer Main Street(R)...................    -20.30%       -4.74%          N/A           7.18%
PBHG Mid-Cap.................................    -19.67%         N/A           N/A          10.14%
PBHG Select Value............................    -26.85%        4.41%          N/A           5.06%
PIMCO Global Bond............................       N/A          N/A           N/A          18.99%
PIMCO Real Return............................     16.33%         N/A           N/A          10.61%

                                     (15)

                        MONY AMERICA VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
              (assuming $1,000 payment at beginning of period and
          surrender at end of period or contract continues in force)

                              OPTION 1--continued

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2002         2002           2002          2002
----------                                    ------------ ------------- -------------- ------------
PIMCO StockPLUS Growth and Income............    -22.62%       -1.85%         N/A           -1.85%
ProFund VP Bear..............................     19.32%         N/A          N/A           17.98%
ProFund VP Rising Rates Opportunity..........       N/A          N/A          N/A          -19.93%
ProFund VP UltraBull.........................    -37.61%         N/A          N/A          -32.73%
Van Kampen UIF Emerging Markets Equity.......    -10.04%       -6.50%         N/A           -5.81%
Van Kampen UIF Global Value Equity...........    -18.19%       -1.17%         N/A            1.83%
Van Kampen UIF U.S. Real Estate..............     -2.57%        2.73%         N/A            5.06%

                                     (16)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -24.15%         N/A           N/A         -17.78%
AIM V.I. Mid Cap Core Equity........................................    -13.10%         N/A           N/A          -5.50%
Alger American Balanced.............................................    -15.34%        4.89%         7.26%          6.68%
Alger American MidCap Growth........................................    -30.99%        2.30%          N/A          10.40%
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -24.58%
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -17.54%         N/A           N/A          -5.54%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -15.37%
Enterprise Growth...................................................    -25.12%         N/A           N/A          -6.96%
Enterprise Growth and Income........................................    -28.45%         N/A           N/A          -7.19%
Enterprise Managed..................................................    -23.57%       -5.59%         5.71%          9.50%
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................    -36.01%         N/A           N/A           0.88%
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................     -25.5%         N/A           N/A           3.93%
Enterprise Small Company Value......................................    -14.03%        3.12%         8.60%         10.29%
Enterprise Total Return.............................................       N/A          N/A           N/A           5.14%
Franklin Income Securities..........................................     -2.61%        1.55%         5.75%          7.12%
Franklin Rising Dividends Securities................................     -3.58%        3.36%         7.93%          7.98%
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -16.50%         N/A           N/A          -0.09%
INVESCO VIF Health Services.........................................    -25.92%        3.23%          N/A           4.48%
INVESCO VIF Telecommunications......................................    -51.97%         N/A           N/A         -34.06%
Janus Aspen Series Capital Appreciation.............................    -18.37%        4.76%          N/A           8.42%
Janus Aspen Series Flexible Income..................................      6.88%        4.40%          N/A           5.97%
Janus Aspen Series International Growth.............................    -27.50%       -2.68%          N/A           5.59%
Lord Abbett Bond-Debenture..........................................      6.07%         N/A           N/A           5.77%
Lord Abbett Growth and Income.......................................    -19.58%        1.14%         8.16%          9.11%
Lord Abbett Mid-Cap Value...........................................    -11.42%         N/A           N/A          10.24%
MFS(R) Mid Cap Growth...............................................    -44.44%         N/A           N/A         -27.04%
MFS(R) New Discovery................................................    -33.06%         N/A           N/A           0.62%
MFS(R) Total Return.................................................     -9.58%        2.39%          N/A           8.20%
MFS(R) Utilities....................................................    -26.04%       -3.05%          N/A           6.81%
MONY Government Securities..........................................      1.32%        3.32%         3.46%          4.09%
MONY Long Term Bond.................................................      6.71%        4.26%         5.82%          7.54%
MONY Money Market...................................................      0.00%        2.37%         2.42%          3.14%
Oppenheimer Global Securities.......................................    -24.13%        3.41%         9.91%          7.39%
Oppenheimer Main Street(R)..........................................    -20.80%       -5.24%          N/A           6.68%
PBHG Mid-Cap........................................................    -20.19%         N/A           N/A           9.64%
PBHG Select Value...................................................    -27.37%        3.91%          N/A           4.56%
PIMCO Global Bond...................................................       N/A          N/A           N/A          18.53%
PIMCO Real Return...................................................     15.82%         N/A           N/A          10.11%

                                     (17)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
PIMCO StockPLUS Growth and Income...................................    -23.14%       -2.35%         N/A           -2.35%
ProFund VP Bear.....................................................     18.82%         N/A          N/A           17.48%
ProFund VP Rising Rates Opportunity.................................       N/A          N/A          N/A          -20.26%
ProFund VP UltraBull................................................    -38.11%         N/A          N/A          -33.23%
Van Kampen UIF Emerging Markets Equity..............................    -10.55%       -7.01%         N/A           -6.31%
Van Kampen UIF Global Value Equity..................................    -18.71%       -1.67%         N/A            1.33%
Van Kampen UIF U.S. Real Estate.....................................     -3.08%        2.23%         N/A            4.56%

                                     (18)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -25.00%         N/A           N/A         -18.63%
AIM V.I. Mid Cap Core Equity........................................    -13.95%         N/A           N/A          -6.35%
Alger American Balanced.............................................    -16.19%        4.04%         6.41%          5.83%
Alger American MidCap Growth........................................    -31.84%        1.45%          N/A           9.55%
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -25.02%
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -18.39%         N/A           N/A          -6.39%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -16.15%
Enterprise Growth...................................................    -25.97%         N/A           N/A          -7.81%
Enterprise Growth and Income........................................    -29.30%         N/A           N/A          -8.04%
Enterprise Managed..................................................    -24.42%       -6.44%         4.86%          8.65%
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................    -36.86%         N/A           N/A           0.03%
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -26.35%         N/A           N/A           3.08%
Enterprise Small Company Value......................................    -14.88%        2.27%         7.75%          9.44%
Enterprise Total Return.............................................       N/A          N/A           N/A           4.36%
Franklin Income Securities..........................................     -3.46%        0.70%         4.90%          6.27%
Franklin Rising Dividends Securities................................     -4.43%        2.51%         7.08%          7.13%
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -17.35%         N/A           N/A          -0.94%
INVESCO VIF Health Services.........................................    -26.77%        2.38%          N/A           3.63%
INVESCO VIF Telecommunications......................................    -52.82%         N/A           N/A         -34.91%
Janus Aspen Series Capital Appreciation.............................    -19.22%        3.91%          N/A           7.57%
Janus Aspen Series Flexible Income..................................      6.03%        3.55%          N/A           5.12%
Janus Aspen Series International Growth.............................    -28.35%       -3.53%          N/A           4.74%
Lord Abbett Bond-Debenture..........................................      5.22%         N/A           N/A           4.92%
Lord Abbett Growth and Income.......................................    -20.43%        0.29%         7.31%          8.26%
Lord Abbett Mid-Cap Value...........................................    -12.27%         N/A           N/A           9.39%
MFS(R) Mid Cap Growth...............................................    -45.29%         N/A           N/A         -27.89%
MFS(R) New Discovery................................................    -33.91%         N/A           N/A          -0.23%
MFS(R) Total Return.................................................    -10.43%        1.54%          N/A           7.35%
MFS(R) Utilities....................................................    -26.89%       -3.90%          N/A           5.96%
MONY Government Securities..........................................      0.47%        2.47%         2.61%          3.24%
MONY Long Term Bond.................................................      5.86%        3.41%         4.97%          6.69%
MONY Money Market...................................................     -0.85%        1.52%         1.57%          2.29%
Oppenheimer Global Securities.......................................    -24.98%        2.56%         9.06%          6.54%
Oppenheimer Main Street(R)..........................................    -21.65%       -6.09%          N/A           5.83%
PBHG Mid-Cap........................................................    -21.04%         N/A           N/A           8.79%
PBHG Select Value...................................................    -28.22%        3.06%          N/A           3.71%
PIMCO Global Bond...................................................       N/A          N/A           N/A          17.75%
PIMCO Real Return...................................................     14.97%         N/A           N/A           9.26%

                                     (19)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of period and surrender at end of period or contract continues in force)

                              OPTION 3--continued
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
PIMCO StockPLUS Growth and Income...................................    -23.99%       -3.20%         N/A           -3.20%
ProFund VP Bear.....................................................     17.97%         N/A          N/A           16.63%
ProFund VP Rising Rates Opportunity.................................       N/A          N/A          N/A          -20.70%
ProFund VP UltraBull................................................    -38.96%         N/A          N/A          -34.08%
Van Kampen UIF Emerging Markets Equity..............................    -11.40%       -7.86%         N/A           -7.16%
Van Kampen UIF Global Value Equity..................................    -19.56%       -2.52%         N/A            0.48%
Van Kampen UIF U.S. Real Estate.....................................     -3.93%        1.38%         N/A            3.71%

----------
   The tables above assume that a $1,000 payment was made to each subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash or continued the Contract in force at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the prospectus and MONY America Variable Account A which would be imposed on the payment assumed.

                                     (20)

                             FINANCIAL STATEMENTS

   The audited financial statements of MONY America Variable Account A and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                     (21)

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                                                         Page
                                                                                                                         -----

With respect to MONY America Variable Account A (MONY Variable Annuity, MONY C Variable Annuity and MONY L Variable
  Annuity)
  Report of Independent Accountants.....................................................................................   F-3
  Statement of assets and liabilities as of December 31, 2002...........................................................   F-4
  Statement of operations for the period ended December 31, 2002........................................................  F-10
  Statement of changes in net assets for the period ended December 31, 2002.............................................  F-16
  Notes to financial Statements.........................................................................................  F-28

With respect to MONY America Variable Account A (MONY Custom Master)
  Report of Independent Accountants.....................................................................................  F-40
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-42
  Statement of operations for the period ended December 31, 2002........................................................  F-48
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................  F-54
  Notes to financial Statements.........................................................................................  F-64

With respect to MONY America Variable Account A (MONYMaster and ValueMaster)
  Report of Independent Accountants.....................................................................................  F-70
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-72
  Statement of operations for the year ended December 31, 2002..........................................................  F-76
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................  F-80
  Notes to financial Statements.........................................................................................  F-85

With respect to MONY America Variable Account A (Combined)
  Report of Independent Accountants.....................................................................................  F-90
  Combined statement of assets and liabilities as of December 31, 2002..................................................  F-91
  Combined statement of operations for the year ended December 31, 2002.................................................  F-92
  Combined statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001...............  F-93
  Notes to Combined Financial Statements................................................................................  F-94

With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.....................................................................................  F-98
  Balance sheets as of December 31, 2002 and 2001.......................................................................  F-99
  Statements of income and comprehensive income for the years ended December 31, 2002, 2001 and 2000.................... F-100
  Statements of changes in shareholder's equity for the years ended December 31, 2002, 2001 and 2000.................... F-101
  Statements of cash flows for the years ended December 31, 2002, 2001 and 2000......................................... F-102
  Notes to financial statements......................................................................................... F-103

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Variable Annuity

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Variable Annuity's Subaccounts of MONY America Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                        MONY Variable Annuity
                               ----------------------------------------------------------------------
                                 Alger American Fund            Enterprise Accumulation Trust
                               ----------------------  ----------------------------------------------
                                                                                              Global
                                            Mid Cap      Equity    Growth and                Socially
                                Balanced     Growth      Income      Income       Growth    Responsive
                               Subaccount  Subaccount  Subaccount  Subaccount   Subaccount  Subaccount
                               ----------  ----------  ----------  ----------  -----------  ----------
           ASSETS
Shares held in respective
 Funds........................    254,920     168,157     548,286     758,252    2,367,856     27,570
                               ==========  ==========  ==========  ==========  ===========   ========
Investments at cost........... $2,951,121  $2,307,924  $2,420,821  $3,248,012  $10,058,754   $247,822
                               ==========  ==========  ==========  ==========  ===========   ========
Investments in respective
 Funds, at net asset value.... $2,878,045  $2,093,554  $2,313,765  $2,995,095  $ 9,424,067   $236,275
Amount due from MONY America..      4,015       1,184         210      18,808       11,671      1,400
Amount due from respective
 Funds........................          0           0           0         433            0          0
                               ----------  ----------  ----------  ----------  -----------   --------
      Total assets............  2,882,060   2,094,738   2,313,975   3,014,336    9,435,738    237,675
                               ----------  ----------  ----------  ----------  -----------   --------
         LIABILITIES
Amount due to MONY America....      3,779       2,898       3,136       4,828       13,098        338
Amount due to respective Funds      4,015       1,184         210      18,808       11,671      1,400
                               ----------  ----------  ----------  ----------  -----------   --------
      Total liabilities.......      7,794       4,082       3,346      23,636       24,769      1,738
                               ----------  ----------  ----------  ----------  -----------   --------
Net assets.................... $2,874,266  $2,090,656  $2,310,629  $2,990,700  $ 9,410,969   $235,937
                               ==========  ==========  ==========  ==========  ===========   ========
Net assets consist of:
 Contractholders' net payments $2,991,076  $2,392,138  $2,463,393  $3,355,906  $10,326,327   $255,342
 Undistributed net investment
   income (loss)..............     (5,419)    (15,094)      2,050       4,156      (34,786)      (768)
 Accumulated net realized
   gain (loss) on investments.    (38,315)    (72,018)    (47,758)   (116,445)    (245,885)    (7,090)
 Net unrealized appreciation
   (depreciation) of
   investments................    (73,076)   (214,370)   (107,056)   (252,917)    (634,687)   (11,547)
                               ----------  ----------  ----------  ----------  -----------   --------
Net assets.................... $2,874,266  $2,090,656  $2,310,629  $2,990,700  $ 9,410,969   $235,937
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity Option
 1:
 Net assets................... $1,100,796  $  688,466  $  709,191  $  685,773  $ 3,126,172   $ 50,596
                               ==========  ==========  ==========  ==========  ===========   ========
Number of units outstanding*..    125,009      89,076      82,561      91,127      392,688      6,219
                               ----------  ----------  ----------  ----------  -----------   --------
Net asset value per unit
 outstanding*................. $     8.81  $     7.73  $     8.59  $     7.53  $      7.96   $   8.14
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity Option
 2:
 Net assets................... $1,331,876  $  921,271  $  916,981  $1,391,469  $ 3,784,816   $114,981
                               ==========  ==========  ==========  ==========  ===========   ========
Number of units outstanding*..    150,123     122,693     114,840     180,021      488,730     13,598
                               ----------  ----------  ----------  ----------  -----------   --------
Net asset value per unit
 outstanding*................. $     8.87  $     7.51  $     7.99  $     7.73  $      7.75   $   8.46
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity Option
 3:
 Net assets................... $  441,594  $  480,919  $  679,281  $  913,082  $ 2,492,770   $ 70,360
                               ==========  ==========  ==========  ==========  ===========   ========
Number of units outstanding*..     50,115      63,904      85,624     116,862      322,138      8,578
                               ----------  ----------  ----------  ----------  -----------   --------
Net asset value per unit
 outstanding*................. $     8.81  $     7.53  $     7.93  $     7.82  $      7.74   $   8.20
                               ==========  ==========  ==========  ==========  ===========   ========
MONY Variable Annuity C Class:
 Net assets...................                         $    4,212              $     6,267
                                                       ==========              ===========
Number of units outstanding*..                                415                      651
                                                       ----------              -----------
Net asset value per unit
 outstanding*.................                         $    10.14              $      9.63
                                                       ==========              ===========
MONY Variable Annuity L Class:
 Net assets...................                         $      964  $      376  $       944
                                                       ==========  ==========  ===========
Number of units outstanding*..                                 95          37           98
                                                       ----------  ----------  -----------
Net asset value per unit
 outstanding*.................                         $    10.14  $     9.97  $      9.63
                                                       ==========  ==========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                         MONY Variable Annuity
------------------------------------------------------------------------------------------------------
                Enterprise Accumulation Trust                     INVESCO Variable Investment Funds
------------------------------------------------------------- ----------------------------------------

            Multi-Cap  Small Company Small Company   Total    Financial    Health
 Managed      Growth      Growth         Value       Return    Services   Sciences   Telecommunications
Subaccount  Subaccount  Subaccount    Subaccount   Subaccount Subaccount Subaccount      Subaccount
----------  ---------- ------------- ------------- ---------- ---------- ----------  ------------------
   294,189    117,463      755,114        615,450     485,921    67,801      92,835        140,767
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$4,528,100  $ 769,557   $4,632,489    $11,230,246  $4,895,821  $760,810  $1,379,557       $423,858
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$4,495,201  $ 647,222   $4,515,582    $10,561,115  $4,951,532  $711,914  $1,276,479       $385,702
     3,182        422        4,682          8,041         603         0           0              0
         0          0            0              0           0         0           0              0
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
 4,498,383    647,644    4,520,264     10,569,156   4,952,135   711,914   1,276,479        385,702
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
     5,975        998        6,496         14,913       6,347       992       1,793            555
     3,182        422        4,682          8,041         603         0           0              0
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
     9,157      1,420       11,178         22,954       6,950       992       1,793            555
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$4,489,226  $ 646,224   $4,509,086    $10,546,202  $4,945,185  $710,922  $1,274,686       $385,147
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$4,626,467  $ 802,278   $4,806,335    $11,218,868  $4,775,831  $771,251  $1,412,345       $433,103
    (1,499)    (5,952)     (28,347)       161,886     107,315      (217)     (9,212)        (2,682)
  (102,843)   (27,767)    (151,995)      (165,421)      6,328   (11,216)    (25,369)        (7,118)
   (32,899)  (122,335)    (116,907)      (669,131)     55,711   (48,896)   (103,078)       (38,156)
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$4,489,226  $ 646,224   $4,509,086    $10,546,202  $4,945,185  $710,922  $1,274,686       $385,147
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$1,594,717  $ 100,210   $1,150,367    $ 2,870,128  $1,513,238  $193,469  $  278,389       $140,858
==========  =========   ==========    ===========  ==========  ========  ==========       ========
   204,572     14,700      142,861        311,226     143,483    23,757      34,314         23,622
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$     7.80  $    6.82   $     8.05    $      9.22  $    10.55  $   8.14  $     8.11       $   5.96
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$1,829,734  $ 350,771   $1,989,264    $ 4,807,841  $2,820,612  $349,299  $  742,419       $145,192
==========  =========   ==========    ===========  ==========  ========  ==========       ========
   225,750     49,020      249,366        527,141     267,405    41,101      91,838         24,267
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$     8.11  $    7.16   $     7.98    $      9.12  $    10.55  $   8.50  $     8.09       $   5.98
==========  =========   ==========    ===========  ==========  ========  ==========       ========
$1,064,775  $ 195,243   $1,364,272    $ 2,867,439  $  611,335  $168,154  $  253,878       $ 99,097
==========  =========   ==========    ===========  ==========  ========  ==========       ========
   130,971     28,345      174,101        312,519      58,455    19,438      31,890         15,037
----------  ---------   ----------    -----------  ----------  --------  ----------       --------
$     8.13  $    6.89   $     7.84    $      9.18  $    10.46  $   8.65  $     7.96       $   6.59
==========  =========   ==========    ===========  ==========  ========  ==========       ========
                        $    4,219
                        ==========
                               391
                        ----------
                        $    10.80
                        ==========
                        $      964    $       794
                        ==========    ===========
                                89             74
                        ----------    -----------
                        $    10.80    $     10.62
                        ==========    ===========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                        MONY Variable Annuity
                               -----------------------------------------------------------------------
                                        Janus Aspen Series                Lord Abbett Series Fund
                               ------------------------------------  ---------------------------------

                                 Capital     Flexible  International    Bond    Growth and   Mid-Cap
                               Appreciation   Income      Growth     Debenture    Income      Value
                                Subaccount  Subaccount  Subaccount   Subaccount Subaccount  Subaccount
                               ------------ ---------- ------------- ---------- ----------  ----------
           ASSETS
Shares held in respective
 Funds........................      66,642     399,244     271,468      207,126    273,246     412,495
                                ==========  ==========  ==========   ========== ==========  ==========
Investments at cost...........  $1,205,554  $5,024,613  $4,996,770   $2,167,581 $5,280,967  $5,857,182
                                ==========  ==========  ==========   ========== ==========  ==========
Investments in respective
 Funds, at net asset value....  $1,148,910  $5,118,302  $4,663,816   $2,191,390 $5,145,231  $5,717,180
Amount due from MONY America..       3,228       2,913       4,861        3,600     10,765       8,272
Amount due from respective
 Funds........................           0         430         433            0          0           0
                                ----------  ----------  ----------   ---------- ----------  ----------
      Total assets............   1,152,138   5,121,645   4,669,110    2,194,990  5,155,996   5,725,452
                                ----------  ----------  ----------   ---------- ----------  ----------
         LIABILITIES
Amount due to MONY America....       1,703       7,317       7,265        2,853      6,607       7,880
Amount due to respective Funds       3,228       2,913       4,861        3,600     10,765       8,272
                                ----------  ----------  ----------   ---------- ----------  ----------
      Total liabilities.......       4,931      10,230      12,126        6,453     17,372      16,152
                                ----------  ----------  ----------   ---------- ----------  ----------
Net assets....................  $1,147,207  $5,111,415  $4,656,984   $2,188,537 $5,138,624  $5,709,300
                                ==========  ==========  ==========   ========== ==========  ==========
Net assets consist of:
 Contractholders' net payments  $1,236,464  $4,900,816  $5,055,124   $2,124,897 $5,462,488  $5,958,384
 Undistributed net investment
   income (loss)..............      (5,917)     71,422     (10,181)      36,591        891      (5,988)
 Accumulated net realized
   gain (loss) on investments.     (26,696)     45,488     (55,005)       3,240   (189,019)   (103,094)
 Net unrealized appreciation
   (depreciation) of
   investments................     (56,644)     93,689    (332,954)      23,809   (135,736)   (140,002)
                                ----------  ----------  ----------   ---------- ----------  ----------
Net assets....................  $1,147,207  $5,111,415  $4,656,984   $2,188,537 $5,138,624  $5,709,300
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity Option
 1:
 Net assets...................  $  275,475  $1,613,158  $1,289,062   $  695,905 $2,072,387  $1,798,960
                                ==========  ==========  ==========   ========== ==========  ==========
Number of units outstanding*..      32,480     148,126     174,311       65,276    249,487     208,416
                                ----------  ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................  $     8.47  $    10.89  $     7.40   $    10.66 $     8.31  $     8.63
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity Option
 2:
 Net assets...................  $  512,423  $2,165,332  $1,835,625   $1,022,941 $2,352,209  $2,643,023
                                ==========  ==========  ==========   ========== ==========  ==========
Number of units outstanding*..      57,811     201,349     231,583       96,519    283,688     299,210
                                ----------  ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................  $     8.87  $    10.75  $     7.93   $    10.60 $     8.29  $     8.83
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity Option
 3:
 Net assets...................  $  359,309  $1,321,150  $1,507,680   $  457,960 $  702,458  $1,267,298
                                ==========  ==========  ==========   ========== ==========  ==========
Number of units outstanding*..      40,704     121,709     191,763       43,180     87,474     150,225
                                ----------  ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................  $     8.83  $    10.85  $     7.86   $    10.60 $     8.03  $     8.44
                                ==========  ==========  ==========   ========== ==========  ==========
MONY Variable Annuity C Class:
 Net assets...................              $   10,749  $   21,536   $   10,721 $   10,588
                                            ==========  ==========   ========== ==========
Number of units outstanding*..                   1,046       2,121        1,020      1,031
                                            ----------  ----------   ---------- ----------
Net asset value per unit
 outstanding*.................              $    10.28  $    10.15   $    10.51 $    10.27
                                            ==========  ==========   ========== ==========
MONY Variable Annuity L Class:
 Net assets...................              $    1,026  $    3,081   $    1,010 $      982  $       19
                                            ==========  ==========   ========== ==========  ==========
Number of units outstanding*..                     100         303           96         96           2
                                            ----------  ----------   ---------- ----------  ----------
Net asset value per unit
 outstanding*.................              $    10.28  $    10.15   $    10.51 $    10.27  $    10.46
                                            ==========  ==========   ========== ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                 MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------------------
        MFS Variable Insurance Trust                 MONY Series Fund, Inc.         The Universal Institutional Funds, Inc.
--------------------------------------------  ------------------------------------  --------------------------------------
                                                                                     Emerging
 Mid Cap      New        Total                 Government     Long        Money      Markets        Global     U.S. Real
  Growth   Discovery     Return    Utilities   Securities  Term Bond      Market      Equity     Value Equity    Estate
Subaccount Subaccount  Subaccount  Subaccount  Subaccount  Subaccount   Subaccount  Subaccount    Subaccount   Subaccount
---------- ----------  ----------  ---------- -----------  ----------  -----------  ----------   ------------  ----------
  169,161     205,301     360,909     48,576    1,206,262     389,061   24,027,301    135,391        176,012      247,610
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $790,514  $2,395,311  $6,194,891   $576,091  $13,990,592  $5,369,886  $24,027,301   $858,863     $1,890,002   $2,960,365
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $762,917  $2,143,343  $6,185,979   $584,374  $14,258,011  $5,653,050  $24,027,301   $817,763     $1,731,962   $2,805,421
        7         149       7,016          0       19,812       4,200        3,201        380          2,385          299
        0           0       1,327          0          431         430       33,213          0              0            0
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
  762,924   2,143,492   6,194,322    584,374   14,278,254   5,657,680   24,063,715    818,143      1,734,347    2,805,720
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
    1,010       3,141       9,523        746       19,136       7,722       63,704      1,217          2,651        3,610
        7         149       7,016          0       19,812       4,200        3,201        380          2,385          299
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
    1,017       3,290      16,539        746       38,948      11,922       66,905      1,597          5,036        3,909
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $761,907  $2,140,202  $6,177,783   $583,628  $14,239,306  $5,645,758  $23,996,810   $816,546     $1,729,311   $2,801,811
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $853,960  $2,498,191  $6,274,314   $597,913  $13,986,349  $5,323,185  $24,003,237   $898,772     $1,905,544   $2,874,614
   (4,490)    (17,619)    (18,608)    (1,809)     (76,616)    (26,343)      (6,427)    (5,668)        26,642      124,088
  (59,966)    (88,402)    (69,011)   (20,759)      62,154      65,752            0    (35,458)       (44,835)     (41,947)

  (27,597)   (251,968)     (8,912)     8,283      267,419     283,164            0    (41,100)      (158,040)    (154,944)
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $761,907  $2,140,202  $6,177,783   $583,628  $14,239,306  $5,645,758  $23,996,810   $816,546     $1,729,311   $2,801,811
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $269,557  $  473,923  $2,174,854   $159,409  $ 4,741,955  $1,848,805  $10,916,020   $222,878     $  422,641   $1,212,167
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
   45,024      67,541     238,826     18,209      453,598     167,274    1,088,820     27,240         53,212      124,373
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $   5.99  $     7.02  $     9.11   $   8.75  $     10.46  $    11.05  $     10.03   $   8.18     $     7.94   $     9.75
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $335,237  $1,046,285  $2,996,564   $317,097  $ 6,691,413  $2,953,157  $ 7,489,923   $348,954     $  542,807   $1,029,484
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
   50,657     143,555     315,209     37,190      641,947     266,754      749,726     41,192         67,913      111,162
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $   6.62  $     7.29  $     9.51   $   8.53  $     10.42  $    11.07  $      9.99   $   8.47     $     7.99   $     9.26
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
 $157,113  $  619,994  $1,006,365   $107,122  $ 2,716,079  $  805,039  $ 4,810,821   $244,714     $  763,844   $  559,750
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
   25,763      83,960     110,390     13,481      262,000      71,683      484,056     28,527         96,503       58,483
 --------  ----------  ----------   --------  -----------  ----------  -----------   --------     ----------   ----------
 $   6.10  $     7.39  $     9.12   $   7.94  $     10.37  $    11.23  $      9.94   $   8.58     $     7.92   $     9.57
 ========  ==========  ==========   ========  ===========  ==========  ===========   ========     ==========   ==========
                                              $    85,249  $   37,714  $   778,893
                                              ===========  ==========  ===========
                                                    8,451       3,593       77,911
                                              -----------  ----------  -----------
                                              $     10.09  $    10.50  $     10.00
                                              ===========  ==========  ===========
                                              $     4,610  $    1,043  $     1,153                $       19   $      410
                                              ===========  ==========  ===========                ==========   ==========
                                                      457          99          115                         2           39
                                              -----------  ----------  -----------                ----------   ----------
                                              $     10.09  $    10.50  $     10.00                $     9.97   $    10.52
                                              ===========  ==========  ===========                ==========   ==========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                        MONY Variable Annuity
                               ---------------------------------------------------------------------------
                               PBHG Insurance Series Funds   PIMCO Variable Insurance Trust
                               --------------------------  ---------------------------------
                                                                                  StocksPlus
                                Mid-Cap        Select        Global               Growth and
                                 Value         Value          Bond    Real Return   Income
                               Subaccount    Subaccount    Subaccount Subaccount  Subaccount      Total
                               ----------    ----------    ---------- ----------- ----------  ------------
           ASSETS
Shares held in respective
 Funds........................    498,320       137,926       208,782   1,163,585  1,006,878
                                ==========    ==========   ========== =========== ==========
Investments at cost........... $5,671,943    $1,763,228    $2,327,451 $13,383,094 $7,634,361  $164,221,452
                                ==========    ==========   ========== =========== ==========  ============
Investments in respective
 Funds, at net asset value.... $5,431,688    $1,655,110    $2,440,665 $13,846,666 $7,299,863  $161,114,490
Amount due from MONY America..      5,289           661           192      13,402      3,971       148,821
Amount due from respective
 Funds........................          0             0           727           0        432        37,856
                                ----------    ----------   ---------- ----------- ----------  ------------
      Total assets............  5,436,977     1,655,771     2,441,584  13,860,068  7,304,266   161,301,167
                                ----------    ----------   ---------- ----------- ----------  ------------
         LIABILITIES
Amount due to MONY America....      7,634         2,297         3,932      18,183     10,681       254,958
Amount due to respective Funds      5,289           661           192      13,402      3,971       148,821
                                ----------    ----------   ---------- ----------- ----------  ------------
      Total liabilities.......     12,923         2,958         4,124      31,585     14,652       403,779
                                ----------    ----------   ---------- ----------- ----------  ------------
Net assets.................... $5,424,054    $1,652,813    $2,437,460 $13,828,483 $7,289,614  $160,897,388
                                ==========    ==========   ========== =========== ==========  ============
Net assets consist of:
 Contractholders' net payments $5,816,898    $1,812,651    $2,278,776 $13,138,541 $7,786,764  $165,418,542
 Undistributed net investment
   income (loss)..............    (38,327)        2,315        17,381     148,044     72,791       453,603
 Accumulated net realized
   gain (loss) on investments.   (114,262)      (54,035)       28,089      78,326   (235,443)   (1,867,795)
 Net unrealized appreciation
   (depreciation) of
   investments................   (240,255)     (108,118)      113,214     463,572   (334,498)   (3,106,962)
                                ----------    ----------   ---------- ----------- ----------  ------------
Net assets.................... $5,424,054    $1,652,813    $2,437,460 $13,828,483 $7,289,614  $160,897,388
                                ==========    ==========   ========== =========== ==========  ============
MONY Variable Annuity Option
 1:
 Net assets................... $1,587,766    $  456,923    $  633,516 $ 3,910,257 $2,155,910
                                ==========    ==========   ========== =========== ==========
Number of units outstanding*..    182,362        60,816        53,299     340,329    260,192
                                ----------    ----------   ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $     8.71    $     7.51    $    11.88 $     11.49 $     8.29
                                ==========    ==========   ========== =========== ==========
MONY Variable Annuity Option
 2:
 Net assets................... $2,388,332    $  785,287    $1,182,958 $ 6,951,458 $3,147,613
                                ==========    ==========   ========== =========== ==========
Number of units outstanding*..    278,511       104,484        99,887     607,081    385,722
                                ----------    ----------   ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $     8.58    $     7.52    $    11.84 $     11.45 $     8.16
                                ==========    ==========   ========== =========== ==========
MONY Variable Annuity Option
 3:
 Net assets................... $1,433,868    $  410,603    $  599,673 $ 2,816,105 $1,954,530
                                ==========    ==========   ========== =========== ==========
Number of units outstanding*..    166,243        52,678        50,418     248,254    238,004
                                ----------    ----------   ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $     8.63    $     7.80    $    11.89 $     11.34 $     8.21
                                ==========    ==========   ========== =========== ==========
MONY Variable Annuity C Class:
 Net assets................... $   11,974                  $   20,262 $   150,595 $   28,522
                                ==========                 ========== =========== ==========
Number of units outstanding*..      1,157                       1,900      14,615      2,816
                                ----------                 ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $    10.35                  $    10.66 $     10.30 $    10.13
                                ==========                 ========== =========== ==========
MONY Variable Annuity L Class:
 Net assets................... $    2,114                  $    1,051 $        68 $    3,039
                                ==========                 ========== =========== ==========
Number of units outstanding*..        204                          99           7        300
                                ----------                 ---------- ----------- ----------
Net asset value per unit
 outstanding*................. $    10.35                  $    10.66 $     10.31 $    10.13
                                ==========                 ========== =========== ==========
----------

* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS


                                                                   MONY Variable Annuity
                               ---------------------------------------------------------------------------------------------
                                    Alger American Fund                       Enterprise Accumulation Trust
                               ----------------------------  ---------------------------------------------------------------
                                                 Mid Cap         Equity       Growth and                        Global
                                  Balanced        Growth         Income         Income         Growth     Socially Responsive
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount       Subaccount
                               -------------- -------------- -------------- -------------- -------------- -------------------
                               For the period For the period For the period For the period For the period   For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,      February 21,
                                   2002**         2002**         2002**         2002**         2002**           2002**
                                  through        through        through        through        through           through
                                December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
                                    2002           2002           2002           2002           2002             2002
                               -------------- -------------- -------------- -------------- -------------- -------------------
Dividend income...............   $  12,447      $       0      $  15,991      $  27,215      $  23,960         $    847
Distribution from net
  realized gains..............           0              0              0              0              0                0
Mortality and expense risk
  charges Option 1............      (4,740)        (3,351)        (2,277)        (3,255)       (13,182)            (213)
Mortality and expense risk
  charges Option 2............      (9,048)        (6,805)        (4,842)        (9,868)       (23,712)            (881)
Mortality and expense risk
  charges Option 3............      (4,078)        (4,938)        (6,817)        (9,936)       (21,846)            (521)
Mortality and expense risk
  charges C Class.............           0              0             (4)             0             (5)               0
Mortality and expense risk
  charges L Class.............           0              0             (1)             0             (1)               0
                                 ---------      ---------      ---------      ---------      ---------         --------
Total mortality and expense
  risk charges................     (17,866)       (15,094)       (13,941)       (23,059)       (58,746)          (1,615)
                                 ---------      ---------      ---------      ---------      ---------         --------
Net investment income (loss)..      (5,419)       (15,094)         2,050          4,156        (34,786)            (768)
                                 ---------      ---------      ---------      ---------      ---------         --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (38,315)       (72,018)       (47,758)      (116,445)      (245,885)          (7,090)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (73,076)      (214,370)      (107,056)      (252,917)      (634,687)         (11,547)
                                 ---------      ---------      ---------      ---------      ---------         --------
Net realized and unrealized
  gain (loss) on investments..    (111,391)      (286,388)      (154,814)      (369,362)      (880,572)         (18,637)
                                 ---------      ---------      ---------      ---------      ---------         --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(116,810)     $(301,482)     $(152,764)     $(365,206)     $(915,358)        $(19,405)
                                 =========      =========      =========      =========      =========         ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                   MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------------------
                      Enterprise Accumulation Trust                               INVESCO Variable Investment Funds
-------------------------------------------------------------------------  -----------------------------------------------
                 Multi-Cap    Small Company  Small Company      Total        Financial        Health
   Managed         Growth         Growth         Value          Return        Services       Sciences    Telecommunications
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount       Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
For the period For the period For the period For the period For the period For the period For the period   For the period
 February 6,    February 8,    February 6,    February 6,    February 7,    February 8,    February 8,      February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**           2002**
   through        through        through        through        through        through        through          through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
     2002           2002           2002           2002           2002           2002           2002             2002
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
  $  22,793      $       0      $       0      $  27,034       $ 59,228       $  4,675      $       0         $      0
          0              0              0        204,264         74,962              0              0                0
     (6,073)          (633)        (5,014)       (12,057)        (6,108)          (775)        (1,215)            (604)
     (8,994)        (3,314)       (13,087)       (31,340)       (15,570)        (2,551)        (5,380)          (1,298)
     (9,225)        (2,005)       (10,241)       (26,014)        (5,197)        (1,566)        (2,617)            (780)
          0              0             (4)             0              0              0              0                0
          0              0             (1)            (1)             0              0              0                0
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------
    (24,292)        (5,952)       (28,347)       (69,412)       (26,875)        (4,892)        (9,212)          (2,682)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------
     (1,499)        (5,952)       (28,347)       161,886        107,315           (217)        (9,212)          (2,682)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------

   (102,843)       (27,767)      (151,995)      (165,421)         6,328        (11,216)       (25,369)          (7,118)

    (32,899)      (122,335)      (116,907)      (669,131)        55,711        (48,896)      (103,078)         (38,156)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------

   (135,742)      (150,102)      (268,902)      (834,552)        62,039        (60,112)      (128,447)         (45,274)
  ---------      ---------      ---------      ---------       --------       --------      ---------         --------

  $(137,241)     $(156,054)     $(297,249)     $(672,666)      $169,354       $(60,329)     $(137,659)        $(47,956)
  =========      =========      =========      =========       ========       ========      =========         ========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                                 MONY Variable Annuity
                               ----------------------------------------------------------------------------------------
                                            Janus Aspen Series                        Lord Abbett Series Fund
                               -------------------------------------------  -------------------------------------------
                                  Capital        Flexible    International       Bond        Growth and      Mid-Cap
                                Appreciation      Income         Growth       Debenture        Income         Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,    February 6,
                                   2002**         2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
Dividend income...............    $  2,155       $104,464      $  20,641       $ 43,616      $  29,873      $  31,896
Distribution from net
  realized gains..............           0              0              0          5,205            668              0
Mortality and expense risk
  charges Option 1............      (1,565)        (6,670)        (6,517)        (2,748)        (7,885)        (7,568)
Mortality and expense risk
  charges Option 2............      (3,272)       (13,080)       (12,034)        (5,677)       (14,911)       (16,874)
Mortality and expense risk
  charges Option 3............      (3,235)       (13,285)       (12,172)        (3,798)        (6,847)       (13,442)
Mortality and expense risk
  charges C Class.............           0             (6)           (95)            (6)            (6)             0
Mortality and expense risk
  charges L Class.............           0             (1)            (4)            (1)            (1)             0
                                  --------       --------      ---------       --------      ---------      ---------
Total mortality and expense
  risk charges................      (8,072)       (33,042)       (30,822)       (12,230)       (29,650)       (37,884)
                                  --------       --------      ---------       --------      ---------      ---------
Net investment income (loss)..      (5,917)        71,422        (10,181)        36,591            891         (5,988)
                                  --------       --------      ---------       --------      ---------      ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (26,696)        45,488        (55,005)         3,240       (189,019)      (103,094)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (56,644)        93,689       (332,954)        23,809       (135,736)      (140,002)
                                  --------       --------      ---------       --------      ---------      ---------
Net realized and unrealized
  gain (loss) on investments..     (83,340)       139,177       (387,959)        27,049       (324,755)      (243,096)
                                  --------       --------      ---------       --------      ---------      ---------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(89,257)      $210,599      $(398,140)      $ 63,640      $(323,864)     $(249,084)
                                  ========       ========      =========       ========      =========      =========

----------
** Commencement of operations

                      See notes to financial statements.

                                                                MONY Variable Annuity
--------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------

   Mid Cap          New                                       Government        Long          Money
    Growth       Discovery     Total Return    Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $      0      $       0       $  9,433       $  1,557       $  4,397       $  3,926      $ 133,044
          0              0          7,479              0              0              0              0
       (934)        (2,222)        (8,513)          (756)       (18,144)        (6,919)       (54,368)
     (2,454)        (7,866)       (17,298)        (1,735)       (39,296)       (15,844)       (47,315)
     (1,102)        (7,531)        (9,709)          (875)       (23,510)        (7,469)       (36,955)
          0              0              0              0            (58)           (36)          (832)
          0              0              0              0             (5)            (1)            (1)
   --------      ---------       --------       --------       --------       --------      ---------
     (4,490)       (17,619)       (35,520)        (3,366)       (81,013)       (30,269)      (139,471)
   --------      ---------       --------       --------       --------       --------      ---------
     (4,490)       (17,619)       (18,608)        (1,809)       (76,616)       (26,343)        (6,427)
   --------      ---------       --------       --------       --------       --------      ---------

    (59,966)       (88,402)       (69,011)       (20,759)        62,154         65,752              0

    (27,597)      (251,968)        (8,912)         8,283        267,419        283,164              0
   --------      ---------       --------       --------       --------       --------      ---------

    (87,563)      (340,370)       (77,923)       (12,476)       329,573        348,916              0
   --------      ---------       --------       --------       --------       --------      ---------

   $(92,053)     $(357,989)      $(96,531)      $(14,285)      $252,957       $322,573      $  (6,427)
   ========      =========       ========       ========       ========       ========      =========


  The Universal Institutional Funds, Inc.
-------------------------------------------
   Emerging
   Markets         Global       U.S. Real
    Equity      Value Equity      Estate
  Subaccount     Subaccount     Subaccount
-------------- -------------- --------------
For the period For the period For the period
 February 7,    February 20,   February 7,
    2002**         2002**         2002**
   through        through        through
 December 31,   December 31,   December 31,
     2002           2002           2002
-------------- -------------- --------------
   $      0      $  18,099      $  87,588
          0         19,552         52,811
     (1,200)        (1,811)        (4,956)
     (2,287)        (3,161)        (6,385)
     (2,105)        (5,985)        (4,956)
        (76)           (52)           (14)
          0              0              0
   --------      ---------      ---------
     (5,668)       (11,009)       (16,311)
   --------      ---------      ---------
     (5,668)        26,642        124,088
   --------      ---------      ---------

    (35,458)       (44,835)       (41,947)

    (41,100)      (158,040)      (154,944)
   --------      ---------      ---------

    (76,558)      (202,875)      (196,891)
   --------      ---------      ---------

   $(82,226)     $(176,233)     $ (72,803)
   ========      =========      =========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

                                                                 MONY Variable Annuity
                               -----------------------------------------------------------------------------------------
                                PBGH Insurance Series Funds          PIMCO Variable Insurance Trust
                               ----------------------------  ----------------------------------------------
                                  Mid-Cap         Select         Global                       StocksPlus
                                   Value          Value           Bond       Real Return   Growth and Income
                                 Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                               -------------- -------------- -------------- -------------- -----------------
                               For the period For the period For the period For the period  For the period
                                February 7,    February 8,    February 8,    February 8,      February 8,
                                   2002**         2002**         2002**         2002**          2002**
                                  through        through        through        through          through
                                December 31,   December 31,   December 31,   December 31,    December 31,
                                    2002           2002           2002           2002            2002           Total
                               -------------- -------------- -------------- -------------- ----------------- -----------
Dividend income...............   $       0      $  13,480       $ 20,447       $198,315        $ 121,886     $ 1,039,007
Distribution from net
  realized gains..............           0              0          9,607         25,704                0         400,252
Mortality and expense risk
  charges Option 1............      (6,958)        (2,343)        (2,071)       (13,404)          (9,263)       (226,312)
Mortality and expense risk
  charges Option 2............     (16,928)        (5,410)        (6,412)       (38,831)         (21,490)       (435,250)
Mortality and expense risk
  charges Option 3............     (14,425)        (3,412)        (4,154)       (23,550)         (18,318)       (322,616)
Mortality and expense risk
  charges C Class.............         (13)             0            (34)          (190)             (20)         (1,451)
Mortality and expense risk
  charges L Class.............          (3)             0             (2)             0               (4)            (27)
                                 ---------      ---------       --------       --------        ---------     -----------
Total mortality and expense
  risk charges................     (38,327)       (11,165)       (12,673)       (75,975)         (49,095)       (985,656)
                                 ---------      ---------       --------       --------        ---------     -----------
Net investment income (loss)..     (38,327)         2,315         17,381        148,044           72,791         453,603
                                 ---------      ---------       --------       --------        ---------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (114,262)       (54,035)        28,089         78,326         (235,443)     (1,867,795)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (240,255)      (108,118)       113,214        463,572         (334,498)     (3,106,962)
                                 ---------      ---------       --------       --------        ---------     -----------
Net realized and unrealized
  gain (loss) on investments..    (354,517)      (162,153)       141,303        541,898         (569,941)     (4,974,757)
                                 ---------      ---------       --------       --------        ---------     -----------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(392,844)     $(159,838)      $158,684       $689,942        $(497,150)    $(4,521,154)
                                 =========      =========       ========       ========        =========     ===========

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS


                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                                                               Enterprise Accumulation
                                           Alger American Fund                          Trust
                               -------------------------------------------  ----------------------------
                                                 Mid Cap         Equity       Growth and
                                  Balanced        Growth         Income         Income         Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).   $   (5,419)    $  (15,094)    $    2,050     $    4,156    $   (34,786)
 Net realized gain (loss) on
   investments................      (38,315)       (72,018)       (47,758)      (116,445)      (245,885)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      (73,076)      (214,370)      (107,056)      (252,917)      (634,687)
                                 ----------     ----------     ----------     ----------    -----------
Net increase (decrease) in
 net assets resulting from
 operations...................     (116,810)      (301,482)      (152,764)      (365,206)      (915,358)
                                 ----------     ----------     ----------     ----------    -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    3,184,423      2,472,268      2,607,660      3,566,863     10,836,374
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (193,347)       (80,130)      (144,267)      (210,957)      (510,047)
                                 ----------     ----------     ----------     ----------    -----------
Net increase from unit
 transactions.................    2,991,076      2,392,138      2,463,393      3,355,906     10,326,327
                                 ----------     ----------     ----------     ----------    -----------
Net increase in net assets....    2,874,266      2,090,656      2,310,629      2,990,700      9,410,969
Net assets beginning of period            0              0              0              0              0
                                 ----------     ----------     ----------     ----------    -----------
Net assets end of period*.....   $2,874,266     $2,090,656     $2,310,629     $2,990,700    $ 9,410,969
                                 ==========     ==========     ==========     ==========    ===========
Option 1
From unit transactions:
 Net proceeds from the
   issuance of units..........   $1,185,831     $  779,490     $  765,657     $  834,365    $ 3,524,755
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (48,107)       (11,422)       (28,569)       (82,687)      (133,137)
                                 ----------     ----------     ----------     ----------    -----------
Net increase from unit
 transactions.................   $1,137,724     $  768,068     $  737,088     $  751,678    $ 3,391,618
                                 ==========     ==========     ==========     ==========    ===========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period      137,724         96,708         99,990        112,130        462,598
Units redeemed during the
 period.......................      (12,715)        (7,632)       (17,429)       (21,003)       (69,910)
                                 ----------     ----------     ----------     ----------    -----------
Units outstanding end of
 period.......................      125,009         89,076         82,561         91,127        392,688
                                 ==========     ==========     ==========     ==========    ===========
Option 2
From unit transactions:
 Net proceeds from the
   issuance of units..........   $1,497,156     $1,115,834     $1,016,410     $1,641,249    $ 4,400,019
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (105,600)       (50,654)       (54,201)       (85,044)      (247,797)
                                 ----------     ----------     ----------     ----------    -----------
Net increase from unit
 transactions.................   $1,391,556     $1,065,180     $  962,209     $1,556,205    $ 4,152,222
                                 ==========     ==========     ==========     ==========    ===========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period      173,415        137,753        129,393        208,681        556,105
Units redeemed during the
 period.......................      (23,292)       (15,060)       (14,553)       (28,660)       (67,375)
                                 ----------     ----------     ----------     ----------    -----------
Units outstanding end of
 period.......................      150,123        122,693        114,840        180,021        488,730
                                 ==========     ==========     ==========     ==========    ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   (5,419)    $  (15,094)    $    2,050     $    4,156    $   (34,786)
                                 ==========     ==========     ==========     ==========    ===========

** Commencement of operations


                      See notes to financial statements.

                                                             MONY Variable Annuity
----------------------------------------------------------------------------------------------

                                Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------
      Global                         Multi-Cap    Small Company  Small Company      Total
Socially Responsive    Managed         Growth         Growth         Value          Return
    Subaccount        Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
------------------- -------------- -------------- -------------- -------------- --------------
  For the period    For the period For the period For the period For the period For the period
   February 21,      February 6,    February 8,    February 6,    February 6,    February 7,
      2002**            2002**         2002**         2002**         2002**         2002**
      through          through        through        through        through        through
   December 31,      December 31,   December 31,   December 31,   December 31,   December 31,
       2002              2002           2002           2002           2002           2002
------------------- -------------- -------------- -------------- -------------- --------------
     $   (768)        $   (1,499)    $  (5,952)     $  (28,347)   $   161,886     $  107,315
       (7,090)          (102,843)      (27,767)       (151,995)      (165,421)         6,328
      (11,547)           (32,899)     (122,335)       (116,907)      (669,131)        55,711
     --------         ----------     ---------      ----------    -----------     ----------
      (19,405)          (137,241)     (156,054)       (297,249)      (672,666)       169,354
     --------         ----------     ---------      ----------    -----------     ----------
      275,279          5,015,791       855,770       5,004,397     11,888,276      4,988,202
      (19,937)          (389,324)      (53,492)       (198,062)      (669,408)      (212,371)
     --------         ----------     ---------      ----------    -----------     ----------
      255,342          4,626,467       802,278       4,806,335     11,218,868      4,775,831
     --------         ----------     ---------      ----------    -----------     ----------
      235,937          4,489,226       646,224       4,509,086     10,546,202      4,945,185
            0                  0             0               0              0              0
     --------         ----------     ---------      ----------    -----------     ----------
     $235,937         $4,489,226     $ 646,224      $4,509,086    $10,546,202     $4,945,185
     ========         ==========     =========      ==========    ===========     ==========

     $ 54,712         $1,828,620     $ 128,012      $1,261,036    $ 3,121,507     $1,478,445
       (1,814)          (172,668)       (5,308)        (67,823)      (127,144)       (17,966)
     --------         ----------     ---------      ----------    -----------     ----------
     $ 52,898         $1,655,952     $ 122,704      $1,193,213    $ 2,994,363     $1,460,479
     ========         ==========     =========      ==========    ===========     ==========

            0                  0             0               0              0              0
        6,826            241,489        16,073         187,145        350,982        165,724
         (607)           (36,917)       (1,373)        (44,284)       (39,756)       (22,241)
     --------         ----------     ---------      ----------    -----------     ----------
        6,219            204,572        14,700         142,861        311,226        143,483
     ========         ==========     =========      ==========    ===========     ==========

     $145,235         $2,006,825     $ 485,738      $2,185,842    $ 5,535,118     $2,902,636
      (18,123)          (148,020)      (38,535)        (55,606)      (410,565)      (178,361)
     --------         ----------     ---------      ----------    -----------     ----------
     $127,112         $1,858,805     $ 447,203      $2,130,236    $ 5,124,553     $2,724,275
     ========         ==========     =========      ==========    ===========     ==========

            0                  0             0               0              0              0
       17,883            253,265        56,788         276,729        597,773        354,298
       (4,285)           (27,515)       (7,768)        (27,363)       (70,632)       (86,893)
     --------         ----------     ---------      ----------    -----------     ----------
       13,598            225,750        49,020         249,366        527,141        267,405
     ========         ==========     =========      ==========    ===========     ==========

     $   (768)        $   (1,499)    $  (5,952)     $  (28,347)   $   161,886     $  107,315
     ========         ==========     =========      ==========    ===========     ==========



       INVESCO Variable Investment Funds
-----------------------------------------------
  Financial        Health
   Services       Sciences    Telecommunications
  Subaccount     Subaccount       Subaccount
-------------- -------------- ------------------
For the period For the period   For the period
 February 8,    February 8,      February 7,
    2002**         2002**           2002**
   through        through          through
 December 31,   December 31,     December 31,
     2002           2002             2002
-------------- -------------- ------------------
   $   (217)     $   (9,212)       $ (2,682)
    (11,216)        (25,369)         (7,118)
    (48,896)       (103,078)        (38,156)
   --------      ----------        --------
    (60,329)       (137,659)        (47,956)
   --------      ----------        --------
    795,453       1,510,038         441,372
    (24,202)        (97,693)         (8,269)
   --------      ----------        --------
    771,251       1,412,345         433,103
   --------      ----------        --------
    710,922       1,274,686         385,147
          0               0               0
   --------      ----------        --------
   $710,922      $1,274,686        $385,147
   ========      ==========        ========

   $211,803      $  323,944        $153,119
     (7,824)        (21,066)         (1,673)
   --------      ----------        --------
   $203,979      $  302,878        $151,446
   ========      ==========        ========

          0               0               0
     27,446          46,597          25,847
     (3,689)        (12,283)         (2,225)
   --------      ----------        --------
     23,757          34,314          23,622
   ========      ==========        ========

   $395,210      $  889,160        $178,825
    (12,151)        (66,129)         (1,952)
   --------      ----------        --------
   $383,059      $  823,031        $176,873
   ========      ==========        ========

          0               0               0
     42,806         101,778          24,611
     (1,705)         (9,940)           (344)
   --------      ----------        --------
     41,101          91,838          24,267
   ========      ==========        ========

   $   (217)     $   (9,212)       $ (2,682)
   ========      ==========        ========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                                                               Enterprise Accumulation
                                           Alger American Fund                          Trust
                               -------------------------------------------  ----------------------------
                                                 Mid Cap         Equity       Growth and
                                  Balanced        Growth         Income         Income         Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
Option 3
From unit transactions:
 Net proceeds from the
   issuance of units..........    $501,436       $576,944       $820,324      $1,090,465     $2,904,077
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (39,640)       (18,054)       (61,497)        (42,829)      (129,113)
                                  --------       --------       --------      ----------     ----------
Net increase from unit
 transactions.................    $461,796       $558,890       $758,827      $1,047,636     $2,774,964
                                  ========       ========       ========      ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0               0              0
Units issued during the period      61,810         81,291         95,855         131,441        382,123
Units redeemed during the
 period.......................     (11,695)       (17,387)       (10,231)        (14,579)       (59,985)
                                  --------       --------       --------      ----------     ----------
Units outstanding end of
 period.......................      50,115         63,904         85,624         116,862        322,138
                                  ========       ========       ========      ==========     ==========
C Share
From unit transactions:
 Net proceeds from the
   issuance of units..........                                  $  4,265                     $    6,519
 Net asset value of units
   redeemed or used to meet
   contract obligations.......                                         0                              0
                                                                --------                     ----------
Net increase from unit
 transactions.................                                  $  4,265                     $    6,519
                                                                ========                     ==========
Unit transactions:
Units outstanding beginning
 of period....................                                         0                              0
Units issued during the period                                       415                            651
Units redeemed during the
 period.......................                                         0                              0
                                                                --------                     ----------
Units outstanding end of
 period.......................                                       415                            651
                                                                ========                     ==========
L Share
From unit transactions:
 Net proceeds from the
   issuance of units..........                                  $  1,004      $      784     $    1,004
 Net asset value of units
   redeemed or used to meet
   contract obligations.......                                         0            (397)             0
                                                                --------      ----------     ----------
Net increase from unit
 transactions.................                                  $  1,004      $      387     $    1,004
                                                                ========      ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................                                         0               0              0
Units issued during the period                                        95              77             98
Units redeemed during the
 period.......................                                         0             (40)             0
                                                                --------      ----------     ----------
Units outstanding end of
 period.......................                                        95              37             98
                                                                ========      ==========     ==========

----------
** Commencement of operations

                      See notes to financial statements.

                                                             MONY Variable Annuity
----------------------------------------------------------------------------------------------

                                Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------
      Global                         Multi-Cap    Small Company  Small Company      Total
Socially Responsive    Managed         Growth         Growth         Value          Return
    Subaccount        Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
------------------- -------------- -------------- -------------- -------------- --------------
  For the period    For the period For the period For the period For the period For the period
   February 21,      February 6,    February 8,    February 6,    February 6,    February 7,
      2002**            2002**         2002**         2002**         2002**         2002**
      through          through        through        through        through        through
   December 31,      December 31,   December 31,   December 31,   December 31,   December 31,
       2002              2002           2002           2002           2002           2002
------------------- -------------- -------------- -------------- -------------- --------------

      $75,332         $1,180,346      $242,020      $1,552,250     $3,230,055      $607,121
            0            (68,636)       (9,649)        (74,633)      (130,899)      (16,044)
      -------         ----------      --------      ----------     ----------      --------
      $75,332         $1,111,710      $232,371      $1,477,617     $3,099,156      $591,077
      =======         ==========      ========      ==========     ==========      ========

            0                  0             0               0              0             0
        9,812            143,947        31,617         192,127        347,083        64,235
       (1,234)           (12,976)       (3,272)        (18,026)       (34,564)       (5,780)
      -------         ----------      --------      ----------     ----------      --------
        8,578            130,971        28,345         174,101        312,519        58,455
      =======         ==========      ========      ==========     ==========      ========

                                                    $    4,265
                                                             0
                                                    ----------
                                                    $    4,265
                                                    ==========

                                                             0
                                                           391
                                                             0
                                                    ----------
                                                           391
                                                    ==========

                                                    $    1,004     $    1,596
                                                             0           (800)
                                                    ----------     ----------
                                                    $    1,004     $      796
                                                    ==========     ==========

                                                             0              0
                                                            89            149
                                                             0            (75)
                                                    ----------     ----------
                                                            89             74
                                                    ==========     ==========



       INVESCO Variable Investment Funds
-----------------------------------------------
  Financial        Health
   Services       Sciences    Telecommunications
  Subaccount     Subaccount       Subaccount
-------------- -------------- ------------------
For the period For the period   For the period
 February 8,    February 8,      February 7,
    2002**         2002**           2002**
   through        through          through
 December 31,   December 31,     December 31,
     2002           2002             2002
-------------- -------------- ------------------

   $188,440       $296,934         $109,428
     (4,227)       (10,498)          (4,644)
   --------       --------         --------
   $184,213       $286,436         $104,784
   ========       ========         ========

          0              0                0
     23,852         36,074           15,738
     (4,414)        (4,184)            (701)
   --------       --------         --------
     19,438         31,890           15,037
   ========       ========         ========



























                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       MONY Variable Annuity
                     ----------------------------------------------------------------------------------------
                                  Janus Aspen Series                        Lord Abbett Series Fund
                     -------------------------------------------  -------------------------------------------
                        Capital        Flexible    International       Bond        Growth and      Mid-Cap
                      Appreciation      Income         Growth       Debenture        Income         Value
                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                     For the period For the period For the period For the period For the period For the period
                      February 6,    February 8,    February 7,    February 7,    February 7,    February 8,
                         2002**         2002**         2002**         2002**         2002**         2002**
                        through        through        through        through        through        through
                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                          2002           2002           2002           2002           2002           2002
                     -------------- -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment
   income (loss)....   $   (5,917)    $   71,422    $    (10,181)   $   36,591     $      891     $   (5,988)
 Net realized gain
   (loss) on
   investments......      (26,696)        45,488         (55,005)        3,240       (189,019)      (103,094)
 Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...      (56,644)        93,689        (332,954)       23,809       (135,736)      (140,002)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase
 (decrease) in net
 assets resulting
 from operations....      (89,257)       210,599        (398,140)       63,640       (323,864)      (249,084)
                       ----------     ----------    ------------    ----------     ----------     ----------
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............    1,331,806      5,821,107      23,212,228     2,215,253      5,751,422      6,565,080
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (95,342)      (920,291)    (18,157,104)      (90,356)      (288,934)      (606,696)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase from
 unit transactions..    1,236,464      4,900,816       5,055,124     2,124,897      5,462,488      5,958,384
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase in net
 assets.............    1,147,207      5,111,415       4,656,984     2,188,537      5,138,624      5,709,300
Net assets
 beginning of period            0              0               0             0              0              0
                       ----------     ----------    ------------    ----------     ----------     ----------
Net assets end of
 period*............   $1,147,207     $5,111,415    $  4,656,984    $2,188,537     $5,138,624     $5,709,300
                       ==========     ==========    ============    ==========     ==========     ==========
Option 1
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   $  365,423     $2,206,914    $ 18,632,753    $  690,899     $2,239,994     $1,921,688
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (64,656)      (655,963)    (17,339,787)      (14,824)       (70,764)       (79,071)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase from
 unit transactions..   $  300,767     $1,550,951    $  1,292,966    $  676,075     $2,169,230     $1,842,617
                       ==========     ==========    ============    ==========     ==========     ==========
Unit transactions:
Units outstanding
 beginning of period            0              0               0             0              0              0
Units issued during
 the period.........       55,344        255,030       2,525,751        76,953        322,047        230,755
Units redeemed
 during the period..      (22,864)      (106,904)     (2,351,440)      (11,677)       (72,560)       (22,339)
                       ----------     ----------    ------------    ----------     ----------     ----------
Units outstanding
 end of period......       32,480        148,126         174,311        65,276        249,487        208,416
                       ==========     ==========    ============    ==========     ==========     ==========
Option 2
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   $  576,427     $2,270,202    $  2,055,001    $1,048,332     $2,691,750     $3,154,516
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (23,360)      (192,582)        (18,366)      (56,047)      (175,621)      (401,851)
                       ----------     ----------    ------------    ----------     ----------     ----------
Net increase from
 unit transactions..   $  553,067     $2,077,620    $  2,036,635    $  992,285     $2,516,129     $2,752,665
                       ==========     ==========    ============    ==========     ==========     ==========
Unit transactions:
Units outstanding
 beginning of period            0              0               0             0              0              0
Units issued during
 the period.........       70,734        239,220         254,601       112,962        343,162        360,694
Units redeemed
 during the period..      (12,923)       (37,871)        (23,018)      (16,443)       (59,474)       (61,484)
                       ----------     ----------    ------------    ----------     ----------     ----------
Units outstanding
 end of period......       57,811        201,349         231,583        96,519        283,688        299,210
                       ==========     ==========    ============    ==========     ==========     ==========
----------
*  Includes
   undistributed
   net investment
   income (loss) of:   $   (5,917)    $   71,422    $    (10,181)   $   36,591     $      891     $   (5,988)
                       ==========     ==========    ============    ==========     ==========     ==========

** Commencement of operations

                      See notes to financial statements.

                                         MONY Variable Annuity
-------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New           Total                       Government        Long          Money
    Growth       Discovery        Return       Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                 ----------     ----------      --------     -----------     ----------    ------------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $ (4,490)     $  (17,619)    $  (18,608)     $ (1,809)    $   (76,616)    $  (26,343)   $     (6,427)
    (59,966)        (88,402)       (69,011)      (20,759)         62,154         65,752               0

    (27,597)       (251,968)        (8,912)        8,283         267,419        283,164               0
   --------      ----------     ----------      --------     -----------     ----------    ------------
    (92,053)       (357,989)       (96,531)      (14,285)        252,957        322,573          (6,427)
   --------      ----------     ----------      --------     -----------     ----------    ------------
    885,106       2,671,197      6,585,029       621,467      14,802,287      5,517,377      64,163,623

    (31,146)       (173,006)      (310,715)      (23,554)       (815,938)      (194,192)    (40,160,386)
   --------      ----------     ----------      --------     -----------     ----------    ------------
    853,960       2,498,191      6,274,314       597,913      13,986,349      5,323,185      24,003,237
   --------      ----------     ----------      --------     -----------     ----------    ------------
    761,907       2,140,202      6,177,783       583,628      14,239,306      5,645,758      23,996,810
          0               0              0             0               0              0               0
   --------      ----------     ----------      --------     -----------     ----------    ------------
   $761,907      $2,140,202     $6,177,783      $583,628     $14,239,306     $5,645,758    $ 23,996,810
   ========      ==========     ==========      ========     ===========     ==========    ============
   $307,111      $  537,267     $2,304,014      $164,853     $ 4,869,542     $1,802,047    $ 36,412,907

     (8,584)        (16,260)      (115,494)       (3,318)       (207,403)       (49,964)    (25,507,963)
   --------      ----------     ----------      --------     -----------     ----------    ------------
   $298,527      $  521,007     $2,188,520      $161,535     $ 4,662,139     $1,752,083    $ 10,904,944
   ========      ==========     ==========      ========     ===========     ==========    ============
          0               0              0             0               0              0               0
     56,210          75,045        281,827        20,638         532,040        234,915       3,870,284
    (11,186)         (7,504)       (43,001)       (2,429)        (78,442)       (67,641)     (2,781,464)
   --------      ----------     ----------      --------     -----------     ----------    ------------
     45,024          67,541        238,826        18,209         453,598        167,274       1,088,820
   ========      ==========     ==========      ========     ===========     ==========    ============
   $410,339      $1,341,703     $3,217,339      $337,290     $ 7,112,692     $2,907,225    $ 16,917,083

    (21,048)       (127,633)      (174,804)      (16,907)       (541,105)      (123,227)     (9,422,659)
   --------      ----------     ----------      --------     -----------     ----------    ------------
   $389,291      $1,214,070     $3,042,535      $320,383     $ 6,571,587     $2,783,998    $  7,494,424
   ========      ==========     ==========      ========     ===========     ==========    ============
          0               0              0             0               0              0               0
     59,273         180,325        370,554        42,552         765,399        304,245       1,961,078
     (8,616)        (36,770)       (55,345)       (5,362)       (123,452)       (37,491)     (1,211,352)
   --------      ----------     ----------      --------     -----------     ----------    ------------
     50,657         143,555        315,209        37,190         641,947        266,754         749,726
   ========      ==========     ==========      ========     ===========     ==========    ============

   $ (4,490)     $  (17,619)    $  (18,608)     $ (1,809)    $   (76,616)    $  (26,343)   $     (6,427)
   ========      ==========     ==========      ========     ===========     ==========    ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       MONY Variable Annuity
                     ----------------------------------------------------------------------------------------
                                  Janus Aspen Series                        Lord Abbett Series Fund
                     -------------------------------------------  -------------------------------------------
                        Capital        Flexible    International       Bond        Growth and      Mid-Cap
                      Appreciation      Income         Growth       Debenture        Income         Value
                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                     For the period For the period For the period For the period For the period For the period
                      February 6,    February 8,    February 7,    February 7,    February 7,    February 8,
                         2002**         2002**         2002**         2002**         2002**         2002**
                        through        through        through        through        through        through
                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                          2002           2002           2002           2002           2002           2002
                     -------------- -------------- -------------- -------------- -------------- --------------
Option 3
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............    $389,956      $1,332,313     $1,732,197      $464,344       $807,962      $1,488,857
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......      (7,326)        (71,746)       (30,965)      (19,485)       (42,549)       (125,774)
                        --------      ----------     ----------      --------       --------      ----------
Net increase from
 unit transactions..    $382,630      $1,260,567     $1,701,232      $444,859       $765,413      $1,363,083
                        ========      ==========     ==========      ========       ========      ==========
Unit transactions:
Units outstanding
 beginning of period           0               0              0             0              0               0
Units issued during
 the period.........      46,261         133,364        204,739        49,457         97,732         174,548
Units redeemed
 during the period..      (5,557)        (11,655)       (12,976)       (6,277)       (10,258)        (24,323)
                        --------      ----------     ----------      --------       --------      ----------
Units outstanding
 end of period......      40,704         121,709        191,763        43,180         87,474         150,225
                        ========      ==========     ==========      ========       ========      ==========
C Share
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............                  $   10,674     $  789,063      $ 10,674       $ 10,674
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......                           0       (767,986)            0              0
                                      ----------     ----------      --------       --------
Net increase from
 unit transactions..                  $   10,674     $   21,077      $ 10,674       $ 10,674
                                      ==========     ==========      ========       ========
Unit transactions:
Units outstanding
 beginning of period                           0              0             0              0
Units issued during
 the period.........                       1,046         76,526         1,020          1,031
Units redeemed
 during the period..                           0        (74,405)            0              0
                                      ----------     ----------      --------       --------
Units outstanding
 end of period......                       1,046          2,121         1,020          1,031
                                      ==========     ==========      ========       ========
L Share
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............                  $    1,004     $    3,214      $  1,004       $  1,042      $       19
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......                           0              0             0              0               0
                                      ----------     ----------      --------       --------      ----------
Net increase from
 unit transactions..                  $    1,004     $    3,214      $  1,004       $  1,042      $       19
                                      ==========     ==========      ========       ========      ==========
Unit transactions:
Units outstanding
 beginning of period                           0              0             0              0               0
Units issued during
 the period.........                         100            303            96             96               2
Units redeemed
 during the period..                           0              0             0              0               0
                                      ----------     ----------      --------       --------      ----------
Units outstanding
 end of period......                         100            303            96             96               2
                                      ==========     ==========      ========       ========      ==========

----------
** Commencement of operations

                      See notes to financial statements.

                                         MONY Variable Annuity
-------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New           Total                       Government        Long          Money
    Growth       Discovery        Return       Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                  --------      ----------      --------      ----------      --------     -----------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $167,656       $792,227      $1,063,676      $119,324      $2,729,280      $770,107     $ 8,031,059

     (1,514)       (29,113)        (20,417)       (3,329)        (66,228)      (21,001)     (3,207,393)
   --------       --------      ----------      --------      ----------      --------     -----------
   $166,142       $763,114      $1,043,259      $115,995      $2,663,052      $749,106     $ 4,823,666
   ========       ========      ==========      ========      ==========      ========     ===========

          0              0               0             0               0             0               0
     32,834         91,271         119,963        16,746         300,256        85,409         942,610
     (7,071)        (7,311)         (9,573)       (3,265)        (38,256)      (13,726)       (458,554)
   --------       --------      ----------      --------      ----------      --------     -----------
     25,763         83,960         110,390        13,481         262,000        71,683         484,056
   ========       ========      ==========      ========      ==========      ========     ===========

                                                              $   85,007      $ 36,994     $ 2,800,223

                                                                       0             0      (2,021,173)
                                                              ----------      --------     -----------
                                                              $   85,007      $ 36,994     $   779,050
                                                              ==========      ========     ===========

                                                                       0             0               0
                                                                   8,451         3,593         280,048
                                                                       0             0        (202,137)
                                                              ----------      --------     -----------
                                                                   8,451         3,593          77,911
                                                              ==========      ========     ===========

                                                              $    5,766      $  1,004     $     2,351

                                                                  (1,202)            0          (1,198)
                                                              ----------      --------     -----------
                                                              $    4,564      $  1,004     $     1,153
                                                              ==========      ========     ===========

                                                                       0             0               0
                                                                     576            99             235
                                                                    (119)            0            (120)
                                                              ----------      --------     -----------
                                                                     457            99             115
                                                              ==========      ========     ===========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                 The Universal Institutional Funds, Inc.     PBGH Insurance Series Funds
                               -------------------------------------------  ----------------------------
                                  Emerging
                                  Markets      Global Value    U.S. Real       Mid-Cap
                                   Equity         Equity         Estate         Value       Select Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 20,   February 7,    February 7,    February 8,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).  $    (5,668)    $   26,642     $  124,088     $  (38,327)    $    2,315
 Net realized gain (loss) on
   investments................      (35,458)       (44,835)       (41,947)      (114,262)       (54,035)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      (41,100)      (158,040)      (154,944)      (240,255)      (108,118)
                                -----------     ----------     ----------     ----------     ----------
Net increase (decrease) in
 net assets resulting from
 operations...................      (82,226)      (176,233)       (72,803)      (392,844)      (159,838)
                                -----------     ----------     ----------     ----------     ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    3,786,155      2,348,290      3,161,130      6,193,196      1,942,484
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (2,887,383)      (442,746)      (286,516)      (376,298)      (129,833)
                                -----------     ----------     ----------     ----------     ----------
Net increase from unit
 transactions.................      898,772      1,905,544      2,874,614      5,816,898      1,812,651
                                -----------     ----------     ----------     ----------     ----------
Net increase in net assets....      816,546      1,729,311      2,801,811      5,424,054      1,652,813
Net assets beginning of period            0              0              0              0              0
                                -----------     ----------     ----------     ----------     ----------
Net assets end of period*.....  $   816,546     $1,729,311     $2,801,811     $5,424,054     $1,652,813
                                ===========     ==========     ==========     ==========     ==========
Option 1
From unit transactions:
 Net proceeds from the
   issuance of units..........  $ 2,362,012     $  477,129     $1,274,960     $1,723,055     $  516,443
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (2,116,886)       (18,540)       (43,838)       (65,235)       (17,651)
                                -----------     ----------     ----------     ----------     ----------
Net increase from unit
 transactions.................  $   245,126     $  458,589     $1,231,122     $1,657,820     $  498,792
                                ===========     ==========     ==========     ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period      300,273         77,499        141,624        211,763         65,844
Units redeemed during the
 period.......................     (273,033)       (24,287)       (17,251)       (29,401)        (5,028)
                                -----------     ----------     ----------     ----------     ----------
Units outstanding end of
 period.......................       27,240         53,212        124,373        182,362         60,816
                                ===========     ==========     ==========     ==========     ==========
Option 2
From unit transactions:
 Net proceeds from the
   issuance of units..........  $   388,651     $  594,129     $1,133,997     $2,771,357     $  981,043
 Net asset value of units
   redeemed or used to meet
   contract obligations.......       (5,794)        (5,841)       (73,670)      (210,670)      (108,472)
                                -----------     ----------     ----------     ----------     ----------
Net increase from unit
 transactions.................  $   382,857     $  588,288     $1,060,327     $2,560,687     $  872,571
                                ===========     ==========     ==========     ==========     ==========
Unit transactions:
Units outstanding beginning
 of period....................            0              0              0              0              0
Units issued during the period       46,113         71,667        129,214        321,141        125,311
Units redeemed during the
 period.......................       (4,921)        (3,754)       (18,052)       (42,630)       (20,827)
                                -----------     ----------     ----------     ----------     ----------
Units outstanding end of
 period.......................       41,192         67,913        111,162        278,511        104,484
                                ===========     ==========     ==========     ==========     ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $    (5,668)    $   26,642     $  124,088     $  (38,327)    $    2,315
                                ===========     ==========     ==========     ==========     ==========

** Commencement of operations



                      See notes to financial statements.

                             MONY Variable Annuity
         ------------------------------------------------------------
                 PIMCO Variable Insurance Trust
         ----------------------------------------------
             Global                       StocksPlus
              Bond       Real Return   Growth and Income
           Subaccount     Subaccount      Subaccount
         -------------- -------------- -----------------
         For the period For the period  For the period
          February 8,    February 8,      February 8,
             2002**         2002**          2002**
            through        through          through
          December 31,   December 31,    December 31,
              2002           2002            2002            Total
         -------------- -------------- ----------------- ------------
           $   17,381    $   148,044      $   72,791     $    453,603
               28,089         78,326        (235,443)      (1,867,795)
              113,214        463,572        (334,498)      (3,106,962)
           ----------    -----------      ----------     ------------
              158,684        689,942        (497,150)      (4,521,154)
           ----------    -----------      ----------     ------------
            2,536,683     13,996,075       8,104,132      235,653,293
             (257,907)      (857,534)       (317,368)     (70,234,751)
           ----------    -----------      ----------     ------------
            2,278,776     13,138,541       7,786,764      165,418,542
           ----------    -----------      ----------     ------------
            2,437,460     13,828,483       7,289,614      160,897,388
                    0              0               0                0
           ----------    -----------      ----------     ------------
           $2,437,460    $13,828,483      $7,289,614     $160,897,388
           ==========    ===========      ==========     ============
           $  769,189    $ 3,908,767      $2,319,269
             (174,968)      (159,777)        (85,319)
           ----------    -----------      ----------
           $  594,221    $ 3,748,990      $2,233,950
           ==========    ===========      ==========
                    0              0               0
               79,705        401,101         320,104
              (26,406)       (60,772)        (59,912)
           ----------    -----------      ----------
               53,299        340,329         260,192
           ==========    ===========      ==========
           $1,158,017    $ 7,217,562      $3,495,646
              (54,757)      (631,033)       (131,463)
           ----------    -----------      ----------
           $1,103,260    $ 6,586,529      $3,364,183
           ==========    ===========      ==========
                    0              0               0
              113,480        695,428         447,540
              (13,593)       (88,347)        (61,818)
           ----------    -----------      ----------
               99,887        607,081         385,722
           ==========    ===========      ==========

           $   17,381    $   148,044      $   72,791     $    453,603
           ==========    ===========      ==========     ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                 The Universal Institutional Funds, Inc.     PBGH Insurance Series Funds
                               -------------------------------------------  ----------------------------
                                  Emerging
                                  Markets      Global Value    U.S. Real       Mid-Cap
                                   Equity         Equity         Estate         Value       Select Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 7,    February 20,   February 7,    February 7,    February 8,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
Option 3
From unit transactions:
 Net proceeds from the
   issuance of units..........   $ 283,371      $ 858,410       $668,245      $1,684,389      $444,998
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (11,706)        (1,330)       (84,928)       (100,393)       (3,710)
                                 ---------      ---------       --------      ----------      --------
Net increase from unit
 transactions.................   $ 271,665      $ 857,080       $583,317      $1,583,996      $441,288
                                 =========      =========       ========      ==========      ========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0               0             0
Units issued during the period      30,722         97,668         74,669         185,105        57,293
Units redeemed during the
 period.......................      (2,195)        (1,165)       (16,186)        (18,862)       (4,615)
                                 ---------      ---------       --------      ----------      --------
Units outstanding end of
 period.......................      28,527         96,503         58,483         166,243        52,678
                                 =========      =========       ========      ==========      ========
C Share
From unit transactions:
 Net proceeds from the
   issuance of units..........   $ 752,121      $ 418,603       $ 83,125      $   12,185
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (752,997)      (417,035)       (83,678)              0
                                 ---------      ---------       --------      ----------
Net increase from unit
 transactions.................   $    (876)     $   1,568       $   (553)     $   12,185
                                 =========      =========       ========      ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0               0
Units issued during the period      68,569         41,358          8,022           1,157
Units redeemed during the
 period.......................     (68,569)       (41,358)        (8,022)              0
                                 ---------      ---------       --------      ----------
Units outstanding end of
 period.......................           0              0              0           1,157
                                 =========      =========       ========      ==========
L Share
From unit transactions:
 Net proceeds from the
   issuance of units..........                  $      19       $    803      $    2,210
 Net asset value of units
   redeemed or used to meet
   contract obligations.......                          0           (402)              0
                                                ---------       --------      ----------
Net increase from unit
 transactions.................                  $      19       $    401      $    2,210
                                                =========       ========      ==========
Unit transactions:
Units outstanding beginning
 of period....................                          0              0               0
Units issued during the period                          2             78             204
Units redeemed during the
 period.......................                          0            (39)              0
                                                ---------       --------      ----------
Units outstanding end of
 period.......................                  $       2       $     39      $      204
                                                =========       ========      ==========

----------
** Commencement of operations

                           MONY Variable Annuity
                -------------------------------------------  -
                       PIMCO Variable Insurance Trust
                -------------------------------------------
                                                StocksPlus
                    Global                      Growth and
                     Bond       Real Return       Income
                  Subaccount     Subaccount     Subaccount
                -------------- -------------- --------------
                For the period For the period For the period
                 February 8,    February 8,    February 8,
                    2002**         2002**         2002**
                   through        through        through
                 December 31,   December 31,   December 31,
                     2002           2002           2002
                -------------- -------------- --------------
                   $588,788      $2,723,671     $2,257,134

                    (28,182)        (66,724)      (100,586)
                   --------      ----------     ----------
                   $560,606      $2,656,947     $2,156,548
                   ========      ==========     ==========
                          0               0              0
                     58,741         282,053        279,395
                     (8,323)        (33,799)       (41,391)
                   --------      ----------     ----------
                     50,418         248,254        238,004
                   ========      ==========     ==========
                   $ 19,685      $  146,009     $   28,869

                          0               0              0
                   --------      ----------     ----------
                   $ 19,685      $  146,009     $   28,869
                   ========      ==========     ==========
                          0               0              0
                      1,900          14,615          2,816
                          0               0              0
                   --------      ----------     ----------
                      1,900          14,615          2,816
                   ========      ==========     ==========
                   $  1,004      $       66     $    3,214

                          0               0              0
                   --------      ----------     ----------   -
                   $  1,004      $       66     $    3,214
                   ========      ==========     ==========   =
                          0               0              0
                         99               7            300
                          0               0              0
                   --------      ----------     ----------
                         99               7            300
                   ========      ==========     ==========

                                 MONY AMERICA

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Variable Annuity policies is presented here.

   There are thirty-five MONY Variable Annuity subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Alger American Fund, INVESCO Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, The Universal Institutional Funds, Inc., PGHG Insurance Series Funds, PIMCO Variable Insurance Trust, the Enterprise Accumulation Trust ("Enterprise"), or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY. There are five benefit option packages offered under MONY Variable Annuity referred to as Option 1, Option 2, Option 3, C Class, and L Class. In addition to differences in annuity benefits, these option packages differ by the mortality and expense risk charge of the Variable Account and certain other policy deductions.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002, the amount deducted for such purposes for all MONY Variable Annuity subaccounts was $3,029,522.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at annual rates of 1.20%, 1.60%, 2.20%, 1.45% and 1.50%, respectively, of the average daily net assets of each of the subaccounts of MONY Variable Annuity for Option 1, Option 2, Option 3, C Class and L Class, respectively. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY America received $21,182 in aggregate from certain Funds in connection with MONY Custom Master subaccounts.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                               Cost of
                                           Shares Acquired
                                              (Excludes     Proceeds from
      MONY Variable Annuity                Reinvestments)  Shares Redeemed
      ---------------------                --------------- ---------------

      The Alger American Fund
      Balanced Portfolio..................   $ 3,352,084     $   375,095
      Mid Cap Growth Portfolio............     2,681,935         301,993

      Enterprise Accumulation Trust

      Equity Income Portfolio.............     2,758,857         306,269
      Growth and Income Portfolio.........     3,829,032         491,790
      Growth Portfolio....................    11,640,986       1,360,307
      Global Socially Responsive Portfolio       307,149          53,084
      Managed Portfolio...................     5,117,044         508,894
      Multi-Cap Growth Portfolio..........       898,607         101,283
      Small Company Growth Portfolio......     5,456,823         672,339
      Small Company Value Portfolio.......    11,999,816         835,447
      Total Return Portfolio..............     5,820,634       1,065,331

      INVESCO Variable Insurance Funds

      Financial Services Portfolio........       854,193          86,842
      Health Sciences Portfolio...........     1,615,960         211,034
      Telecommunications Portfolio........       452,567          21,591

      Janus Aspen Series

      Capital Appreciation Portfolio......     1,522,803         292,708
      Flexible Income Portfolio...........     6,413,750       1,539,089
      International Growth Portfolio......    23,447,000      18,415,866

      Lord Abbett Series Funds

      Bond Debenture Portfolio............     2,429,287         313,767
      Growth and Income Portfolio.........     6,451,697       1,012,252
      Mid-Cap Value Portfolio.............     6,626,348         697,968

      MFS Variable Insurance Trust

      Mid Cap Growth Portfolio............     1,032,871         182,391
      New Discovery Portfolio.............     2,839,209         355,496
      Total Return Portfolio..............     7,080,738         833,748
      Utilities Portfolio.................       686,213          90,920

      MONY Series Fund, Inc.

      Government Securities Portfolio.....    16,033,189       2,109,148
      Long Term Bond Portfolio............     6,445,304       1,145,096
      Money Market Portfolio..............    60,343,814      36,449,557

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                Cost of
                                            Shares Acquired       Proceeds from
MONY Variable Annuity                   (Excludes Reinvestments) Shares Redeemed
---------------------                   ------------------------ ---------------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio......       $ 3,830,118          $2,935,797
Global Value Equity Portfolio..........         2,548,531             651,345
U.S. Real Estate Portfolio.............         3,370,654             508,741

PBHG Insurance Series Funds

Mid Cap Value Portfolio................         6,465,667             679,462
Select Value Portfolio.................         2,020,855             217,072

PIMCO Variable Insurance Trust

Global Bond Portfolio..................         2,755,852             486,544
Real Return Bond Portfolio.............        14,694,001           1,613,252
StocksPlus Growth and Income Portfolio.         8,939,675           1,191,757

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                                At December 31, 2002       For the period ended December 31, 2002
Option 1:                                 -------------------------------- ------------------------------------
                                                                           Investment
                                                                Net Assets   Income                       Total
MONY Variable Universal Life                Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------              --------- ----------- ---------- ----------   --------------- ---------

Alger American Fund

Balanced Subaccount (1)..................   125,009   $ 8.81     $ 1,101      0.98%(/\)      1.20%(/\)   (11.90)%
Mid Cap Growth Subaccount (2)............    89,076     7.73         688      0.00           1.20(/\)    (22.70)

Enterprise Accumulation Trust

Equity Income Subaccount (3).............    82,561     8.59         709      1.73(/\)       1.20(/\)    (14.10)
Growth and Income Subaccount (4).........    91,127     7.53         686      2.16(/\)       1.20(/\)    (24.70)
Growth Subaccount (3)....................   392,688     7.96       3,126      0.71(/\)       1.20(/\)    (20.40)
Global Socially Responsive Subaccount (5)     6,219     8.14          51      1.03(/\)       1.20(/\)    (18.60)
Managed Subaccount (5)...................   204,572     7.80       1,595      1.55(/\)       1.20(/\)    (22.00)
Multi-Cap Growth Subaccount (1)..........    14,700     6.82         100      0.00           1.20(/\)    (31.80)
Small Company Growth Subaccount (3)......   142,861     8.05       1,150      0.00           1.20(/\)    (19.50)
Small Company Value Subaccount (2).......   311,226     9.22       2,870      0.65(/\)       1.20(/\)     (7.80)
Total Return Subaccount (6)..............   143,483    10.55       1,513      3.43(/\)       1.20(/\)      5.50

INVESCO Variable Investment Funds

Financial Services Subaccount (1)........    23,757     8.14         193      1.97(/\)       1.20(/\)    (18.60)
Health Sciences Subaccount (3)...........    34,314     8.11         278      0.00           1.20(/\)    (18.90)
Telecommunications Subaccount (7)........    23,622     5.96         141      0.00           1.20(/\)    (40.40)

Janus Aspen Series

Capital Appreciation Subaccount (1)......    32,480     8.47         275      0.45(/\)       1.20(/\)    (15.30)
Flexible Income Subaccount (7)...........   148,126    10.89       1,613      5.76(/\)       1.20(/\)      8.90
International Growth Subaccount (7)......   174,311     7.40       1,289      0.96(/\)       1.20(/\)    (26.00)

Lord Abbett Series Funds

Bond Debenture Subaccount (3)............    65,276    10.66         696      6.08(/\)       1.20(/\)      6.60
Growth and Income Subaccount (2).........   249,487     8.31       2,072      1.83(/\)       1.20(/\)    (16.90)
Mid-Cap Value Subaccount (1).............   208,416     8.63       1,799      1.56(/\)       1.20(/\)    (13.70)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (8)............    45,024     5.99         270      0.00           1.20(/\)    (40.10)
New Discovery Subaccount (1).............    67,541     7.02         474      0.00           1.20(/\)    (29.80)
Total Return Subaccount (1)..............   238,826     9.11       2,175      0.28(/\)       1.20(/\)     (8.90)
Utilities Subaccount (3).................    18,209     8.75         159      1.00(/\)       1.20(/\)    (12.50)

MONY Series Fund, Inc.

Government Securities Subaccount (3).....   453,598    10.46       4,742      0.17(/\)       1.20(/\)      4.60
Long Term Bond Subaccount (6)............   167,274    11.05       1,849      0.43(/\)       1.20(/\)     10.50
Money Market Subaccount (9).............. 1,088,820    10.03      10,916      1.44(/\)       1.20(/\)      0.30

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                                 At December 31, 2002      For the period ended December 31, 2002
Option 1:                                   ------------------------------ -----------------------------------
                                                                           Investment
                                                                Net Assets   Income                       Total
MONY Variable Universal Life                 Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------                ------- ----------- ---------- ----------   --------------- ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1).....  27,240   $ 8.18      $  223      0.00%          1.20%(/\)   (18.20)%
Global Value Equity Subaccount (1).........  53,212     7.94         423      2.86(/\)       1.20(/\)    (20.60)
U.S. Real Estate Subaccount (3)............ 124,373     9.75       1,212      9.26(/\)       1.20(/\)     (2.50)

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (3)............... 182,362     8.71       1,588      0.00           1.20(/\)    (12.90)
Select Value Subaccount (10)...............  60,816     7.51         457      2.13(/\)       1.20(/\)    (24.90)

PIMCO Variable Insurance Trust

Global Bond Subaccount (3).................  53,299    11.88         634      2.67(/\)       1.20(/\)     18.80
Real Return Subaccount (3)................. 340,329    11.49       3,910      4.14(/\)       1.20(/\)     14.90
StocksPlus Growth and Income Subaccount (3) 260,192     8.29       2,156      4.35(/\)       1.20(/\)    (17.10)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period March 6, 2002 (commencement of offering) through December 31, 2002
(2)For the period February 21, 2002 (commencement of offering) through December 31, 2002
(3)For the period February 19, 2002 (commencement of offering) through December 31, 2002
(4)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(5)For the period March 8, 2002 (commencement of offering) through December 31, 2002
(6)For the period February 25, 2002 (commencement of offering) through December 31, 2002
(7)For the period March 7, 2002 (commencement of offering) through December 31, 2002
(8)For the period March 14, 2002 (commencement of offering) through December 31, 2002
(9)For the period February 11, 2002 (commencement of offering) through December 31, 2002
(10)For the period March 11, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



   For a unit outstanding throughout the period ended December 31, 2002

                                            At December 31, 2002    For the period ended December 31, 2002
Option 2:                                 ------------------------- ---------------------------------
                                                                    Investment
                                                   Unit  Net Assets   Income        Expense       Total
MONY Variable Universal Life               Units  Values   (000s)     Ratio*        Ratio**     Return***
----------------------------              ------- ------ ---------- ----------     -------      ---------
Alger American Fund

Balanced Subaccount (1).................. 150,123 $ 8.87   $1,332      1.14%(/\)    1.60%(/\)    (11.30)%

Mid Cap Growth Subaccount (2)............ 122,693   7.51      921      0.00         1.60(/\)     (24.90)

Enterprise Accumulation Trust

Equity Income Subaccount (3)............. 114,840   7.99      917      2.14(/\)     1.60(/\)     (20.10)

Growth and Income Subaccount (1)......... 180,021   7.73    1,391      2.06(/\)     1.60(/\)     (22.70)

Growth Subaccount (1).................... 488,730   7.75    3,785      0.67(/\)     1.60(/\)     (22.50)

Global Socially Responsive Subaccount (1)  13,598   8.46      115      0.78(/\)     1.60(/\)     (15.40)

Managed Subaccount (1)................... 225,750   8.11    1,830      1.27(/\)     1.60(/\)     (18.90)

Multi-Cap Growth Subaccount (4)..........  49,020   7.16      351      0.00         1.60(/\)     (28.40)

Small Company Growth Subaccount (2)...... 249,366   7.98    1,989      0.00         1.60(/\)     (20.20)

Small Company Value Subaccount (1)....... 527,141   9.12    4,808      0.69(/\)     1.60(/\)      (8.80)

Total Return Subaccount (1).............. 267,405  10.55    2,821      3.45(/\)     1.60(/\)       5.50

INVESCO Variable Investment Funds

Financial Services Subaccount (5)........  41,101   8.50      349      1.44(/\)     1.60(/\)     (15.00)

Health Sciences Subaccount (4)...........  91,838   8.09      742      0.00         1.60(/\)     (19.10)

Telecommunications Subaccount (6)........  24,267   5.98      145      0.00         1.60(/\)     (40.20)

Janus Aspen Series

Capital Appreciation Subaccount (4)......  57,811   8.87      512      0.48(/\)     1.60(/\)     (11.30)

Flexible Income Subaccount (2)........... 201,349  10.75    2,165      5.28(/\)     1.60(/\)       7.50

International Growth Subaccount (2)...... 231,583   7.93    1,836      1.10(/\)     1.60(/\)     (20.70)

Lord Abbett Series Funds

Bond Debenture Subaccount (2)............  96,519  10.60    1,023      5.80(/\)     1.60(/\)       6.00

Growth and Income Subaccount (2)......... 283,688   8.29    2,352      1.48(/\)     1.60(/\)     (17.10)

Mid-Cap Value Subaccount (5)............. 299,210   8.83    2,643      1.42(/\)     1.60(/\)     (11.70)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (4)............  50,657   6.62      335      0.00         1.60(/\)     (33.80)

New Discovery Subaccount (5)............. 143,555   7.29    1,046      0.00         1.60(/\)     (27.10)

Total Return Subaccount (4).............. 315,209   9.51    2,997      0.43(/\)     1.60(/\)      (4.90)

Utilities Subaccount (1).................  37,190   8.53      317      0.69(/\)     1.60(/\)     (14.70)

MONY Series Fund, Inc.

Government Securities Subaccount (2)..... 641,947  10.42    6,691      0.07(/\)     1.60(/\)       4.20

Long Term Bond Subaccount (2)............ 266,754  11.07    2,953      0.09(/\)     1.60(/\)      10.70

Money Market Subaccount (4).............. 749,726   9.99    7,490      1.45(/\)     1.60(/\)      (0.10)

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                              At December 31, 2002    For the period ended December 31, 2002
Option 2:                                   ------------------------- ----------------------------------
                                                                      Investment
                                                     Unit  Net Assets   Income       Expense       Total
MONY Variable Universal Life                 Units  Values   (000s)     Ratio*       Ratio**     Return***
----------------------------                ------- ------ ---------- ----------    -------      ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1).....  41,192 $ 8.47   $  349      0.00%       1.60%(/\)    (15.30)%
Global Value Equity Subaccount (7).........  67,913   7.99      543      2.77(/\)    1.60(/\)     (20.10)
U.S. Real Estate Subaccount (8)............ 111,162   9.26    1,029      7.92(/\)    1.60(/\)      (7.40)

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (2)............... 278,511   8.58    2,388      0.00        1.60(/\)     (14.20)
Select Value Subaccount (8)................ 104,484   7.52      785      1.91(/\)    1.60(/\)     (24.80)

PIMCO Variable Insurance Trust

Global Bond Subaccount (2).................  99,887  11.84    1,183      2.68(/\)    1.60(/\)      18.40
Real Return Subaccount (4)................. 607,081  11.45    6,951      4.28(/\)    1.60(/\)      14.50
StocksPlus Growth and Income Subaccount (2) 385,722   8.16    3,148      4.10(/\)    1.60(/\)     (18.40)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period February 14, 2002 (commencement of offering) through December 31, 2002
(2)For the period February 8, 2002 (commencement of offering) through December 31, 2002
(3)For the period March 12, 2002 (commencement of offering) through December 31, 2002
(4)For the period February 19, 2002 (commencement of offering) through December 31, 2002
(5)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(6)For the period March 11, 2002 (commencement of offering) through December 31, 2002
(7)For the period March 25, 2002 (commencement of offering) through December 31, 2002
(8)For the period March 8, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


   For a unit outstanding throughout the period ended December 31, 2002:

Option 3:
                                               At December 31, 2002      For the period ended December 31, 2002
                                          ------------------------------ ------------------------------------
                                                                         Investment
                                                              Net Assets   Income                       Total
MONY Variable Universal Life               Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------              ------- ----------- ---------- ----------   --------------- ---------
Alger American Fund

Balanced Subaccount (1)..................  50,115   $ 8.81      $  442      1.17%(/\)      2.20%(/\)   (11.90)%
Mid Cap Growth Subaccount (2)............  63,904     7.53         481      0.00           2.20(/\)    (24.70)

Enterprise Accumulation Trust

Equity Income Subaccount (3).............  85,624     7.93         679      2.02(/\)       2.20(/\)    (20.70)
Growth and Income Subaccount (4)......... 116,862     7.82         913      1.92(/\)       2.20(/\)    (21.80)
Growth Subaccount (2).................... 322,138     7.74       2,493      0.63(/\)       2.20(/\)    (22.60)
Global Socially Responsive Subaccount (5)   8,578     8.20          70      1.01(/\)       2.20(/\)    (18.00)
Managed Subaccount (6)................... 130,971     8.13       1,065      1.86(/\)       2.20(/\)    (18.70)
Multi-Cap Growth Subaccount (5)..........  28,345     6.89         195      0.00           2.20(/\)    (31.10)
Small Company Growth Subaccount (2)...... 174,101     7.84       1,364      0.00           2.20(/\)    (21.60)
Small Company Value Subaccount (7)....... 312,519     9.18       2,867      0.60(/\)       2.20(/\)     (8.20)
Total Return Subaccount (2)..............  58,455    10.46         611      3.47(/\)       2.20(/\)      4.60

INVESCO Variable Investment Funds

Financial Services Subaccount (2)........  19,438     8.65         168      1.55(/\)       2.20(/\)    (13.50)
Health Science Subaccount (4)............  31,890     7.96         254      0.00           2.20(/\)    (20.40)
Telecommunications Subaccount (2)........  15,037     6.59          99      0.00           2.20(/\)    (34.10)

Janus Aspen Series

Capital Appreciation Subaccount (4)......  40,704     8.83         359      0.41(/\)       2.20(/\)    (11.70)
Flexible Income Subaccount (3)........... 121,709    10.85       1,321      4.83(/\)       2.20(/\)      8.50
International Growth Subaccount (2)...... 191,763     7.86       1,508      1.29(/\)       2.20(/\)    (21.40)

Lord Abbett Series Funds

Bond Debenture Subaccount (2)............  43,180    10.60         458      5.19(/\)       2.20(/\)      6.00
Growth & Income Subaccount (2)...........  87,474     8.03         702      1.30(/\)       2.20(/\)    (19.70)
Mid-Cap Value Subaccount (8)............. 150,225     8.44       1,267      1.16(/\)       2.20(/\)    (15.60)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (5)............  25,763     6.10         157      0.00           2.20(/\)    (39.00)
New Discovery Subaccount (2).............  83,960     7.39         620      0.00           2.20(/\)    (26.10)
Total Return Subaccount (9).............. 110,390     9.12       1,006      0.63(/\)       2.20(/\)     (8.80)
Utilities Subaccount (3).................  13,481     7.94         107      0.46(/\)       2.20(/\)    (20.60)

MONY Series Fund, Inc.

Government Securities Subaccount (7)..... 262,000    10.37       2,716      0.02           2.20(/\)      3.70
Long Term Bond Subaccount (10)...........  71,683    11.23         805      0.15(/\)       2.20(/\)     12.30
Money Market Subaccount (7).............. 484,056     9.94       4,811      1.44(/\)       2.20(/\)     (0.60)

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



                                                 At December 31, 2002      For the period ended December 31, 2002
Option 3:                                   ------------------------------ -----------------------------------
                                                                           Investment
                                                                Net Assets   Income                       Total
MONY Variable Annuity                        Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
---------------------                       ------- ----------- ---------- ----------   --------------- ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (2).....  28,527   $ 8.58      $  245      0.00%          2.20%(^)    (14.20)%
Global Value Equity Subaccount (1).........  96,503     7.92         764      3.05(/\)       2.20(^)     (20.80)
U.S. Real Estate Subaccount (2)............  58,483     9.57         560      7.86(/\)       2.20(^)      (4.30)

PBHG Insurance

Mid-Cap Value Subaccount (4)............... 166,243     8.63       1,434      0.00           2.20(^)     (13.70)
Select Value Subaccount (5)................  52,678     7.80         411      1.85(/\)       2.20(^)     (22.00)

PIMCO Variable Insurance Trust

Global Bond Subaccount (12)................  50,418    11.89         600      2.67(^)        2.20(^)      18.90
Real Return Subaccount (2)................. 248,254    11.34       2,816      4.47(^)        2.20(^)      13.40
StocksPlus Growth and Income Subaccount (7) 238,004     8.21       1,955      3.97(^)        2.20(^)     (17.90)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^) Annualized
(1) For the period March 13, 2002 (commencement of offering) through December 31, 2002
(2) For the period February 25, 2002 (commencement of offering) through December 31, 2002
(3) For the period March 18, 2002 (commencement of offering) through December 31, 2002
(4) For the period February 21, 2002 (commencement of offering) through December 31, 2002
(5) For the period March 25, 2002 (commencement of offering) through December 31, 2002
(6) For the period February 28, 2002 (commencement of offering) through December 31, 2002
(7) For the period February 19, 2002 (commencement of offering) through December 31, 2002
(8) For the period March 21, 2002 (commencement of offering) through December 31, 2002
(9) For the period March 22, 2002 (commencement of offering) through December 31, 2002
(10)For the period March 7, 2002 (commencement of offering) through December 31, 2002
(11)For the period April 4 , 2002 (commencement of offering) through December 31, 2002
(12)For the period April 1, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


   For a unit outstanding throughout the period ended December 31, 2002

Option C:
                                                  At December 31, 2002       For the period ended December 31, 2002
                                            -------------------------------- ------------------------------------
                                                                             Investment
                                                                  Net Assets   Income                       Total
MONY Variable Annuity                       Units  Unit Values      (000s)     Ratio*     Expense Ratio** Return***
---------------------                       ------ -----------    ---------- ----------   --------------- ---------

Enterprise Accumulation Trust

Equity Income Subaccount (1)...............    415    10.14            4        0.00%          1.50(/\)      1.40
Growth Subaccount (1)......................    651     9.63            6        0.00           1.50(/\)     (3.70)
Small Company Growth Subaccount (1)........    391    10.80            4        0.00           1.50(/\)      8.00

Janus Aspen Series
Flexible Income Subaccount (2).............  1,046    10.28           11       22.50(/\)       1.50(/\)      2.80
International Growth Subaccount (2)........  2,121    10.15           22        0.81(/\)       1.50(/\)      1.50

Lord Abbett Series Funds

Bond Debenture Subaccount (2)..............  1,020    10.51           11       27.80(/\)       1.50(/\)      5.10
Growth and Income Subaccount (2)...........  1,031    10.27           11        7.76(/\)       1.50(/\)      2.70

MONY Series Fund, Inc.

Government Securities Subaccount (3).......  8,451    10.09           85        0.00           1.50(/\)      0.90
Long Term Bond Subaccount (3)..............  3,593    10.50           38        0.00           1.50(/\)      5.00
Money Market Subaccount (2)................ 77,911    10.00          779        1.22(/\)       1.50(/\)      0.00

The Universal Institutional Funds, Inc.

Global Value Equity Subaccount (4).........      0     9.97(/\/\)      0        0.01(/\)       1.50(/\)      0.00

U.S. Real Estate Subaccount (5)............      0    10.52(/\/\)      0        0.05(/\)       1.50(/\)      0.00

PBHG Insurance Series Funds

Mid-Cap Value Subaccount (2)...............  1,157    10.35           12        0.00           1.50(/\)      3.50

PIMCO Variable Insurance Trust

Global Bond Subaccount (3).................  1,900    10.66           20        2.79(/\)       1.50(/\)      6.60
Real Return Subaccount (3)................. 14,615    10.30          151        3.34(/\)       1.50(/\)      3.00
StocksPlus Growth and Income Subaccount (2)  2,816    10.13           29       14.00(/\)       1.50(/\)      1.30

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(/\/\)Net asset value immediately prior to redemption.
(1)For the period December 10, 2002 (commencement of offering) through December 31, 2002
(2)For the period November 18, 2002 (commencement of offering) through December 31, 2002
(3)For the period November 13, 2002 (commencement of offering) through December 31, 2002
(4)For the period November 20, 2002 (commencement of offering) through December 31, 2002
(5)For the period December 20, 2002 (commencement of offering) through December 31, 2002

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


   For a unit outstanding throughout the period ended December 31, 2002:

Option L:
                                                At December 31, 2002     For the period ended December 31, 2002
                                            ---------------------------- ------------------------------------
                                                                         Investment
                                                              Net Assets   Income                       Total
MONY Variable Annuity                       Units Unit Values   (000s)     Ratio*     Expense Ratio** Return***
---------------------                       ----- ----------- ---------- ----------   --------------- ---------

Enterprise Accumulation Trust
Equity Income Subaccount (1)...............   95     10.14        1         0.00%          1.45(/\)      1.40
Growth and Income Subaccount (2)...........   37      9.97        0         0.00           1.45(/\)     (0.30)
Growth Subaccount (1)......................   98      9.63        1         0.00           1.45(/\)     (3.70)
Small Company Growth Subaccount (1)........   89     10.80        1         0.00           1.45(/\)      8.00
Small Company Value Subaccount (2).........   74     10.62        1         0.00           1.45(/\)      6.20

Janus Aspen Series
Flexible Income Subaccount (1).............  100     10.28        1        19.36(/\)       1.45(/\)      2.80
International Growth Subaccount (1)........  303     10.15        3         3.55(/\)       1.45(/\)      1.50

Lord Abbett Series Funds
Bond Debenture Subaccount (1)..............   96     10.51        1        23.08(/\)       1.45(/\)      5.10
Growth and Income Subaccount (1)...........   96     10.27        1         6.58(/\)       1.45(/\)      2.70
Mid-Cap Value Subaccount (3)...............    2     10.46        0        12.41(/\)       1.45(/\)      4.60

MONY Series Fund, Inc.
Government Securities Subaccount (1).......  457     10.09        5         0.00           1.45(/\)      0.90
Long Term Bond Subaccount (1)..............   99     10.50        1         0.00           1.45(/\)      5.00
Money Market Subaccount (2)................  115     10.00        1         1.19(/\)       1.45(/\)      0.00

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3).........    2      9.97        0        24.58(/\)       1.45(/\)     (0.30)
U.S. Real Estate Subaccount (2)............   39     10.52        0        50.83(/\)       1.45(/\)      5.20

PBHG Insurance Series Funds
Mid Cap Value Subaccount (1)...............  204     10.35        2         0.00           1.45(/\)      3.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (1).................   99     10.66        1         2.41(/\)       1.45(/\)      6.60
Real Return Subaccount (3).................    7     10.31        0         3.87(/\)       1.45(/\)      3.10
StocksPlus Growth and Income Subaccount (1)  300     10.13        3        11.80(/\)       1.45(/\)      1.30

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period November 29, 2002 (commencement of offering) through December 31, 2002
(2)For the period December 17, 2002 (commencement of offering) through December 31, 2002
(3)For the period December 18, 2002 (commencement of offering) through December 31, 2002

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Custom Master

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Master's Subaccounts of MONY America Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                            MONY Custom Master
                               ------------------------------------------------------------------------------
                                            MONY Series Fund, Inc.               Enterprise Accumulation Trust
                               ------------------------------------------------- ----------------------------
                               Intermediate Long Term   Government                              Small Company
                                Term Bond      Bond     Securities  Money Market    Equity          Value
                                Subaccount  Subaccount  Subaccount   Subaccount   Subaccount     Subaccount
                               ------------ ----------- ----------- ------------ ------------   -------------
           ASSETS
Shares held in respective
  Funds.......................   3,961,564    3,693,701   6,247,482  135,202,675    4,217,272      6,041,921
                               ===========  =========== =========== ============ ============   ============
Investments at cost........... $43,951,204  $48,547,781 $70,801,188 $135,202,675 $103,957,575   $136,776,376
                               ===========  =========== =========== ============ ============   ============
Investments in respective
  Funds, at net asset value... $46,865,298  $53,669,482 $73,845,239 $135,202,675 $ 51,619,404   $103,679,361
Amount due from MONY America..       4,202       12,195      19,121       14,996       10,321         18,429
Amount due from respective
  Funds.......................           0        9,858      13,004       39,083       27,823          4,280
                               -----------  ----------- ----------- ------------ ------------   ------------
       Total assets...........  46,869,500   53,691,535  73,877,364  135,256,754   51,657,548    103,702,070
                               -----------  ----------- ----------- ------------ ------------   ------------
         LIABILITIES
Amount due to MONY America....      55,291       72,038     100,027      202,473       93,175        129,351
Amount due to respective Funds       4,202       12,195      19,121       14,996       10,321         18,429
                               -----------  ----------- ----------- ------------ ------------   ------------
       Total liabilities......      59,493       84,233     119,148      217,469      103,496        147,780
                               -----------  ----------- ----------- ------------ ------------   ------------
Net assets.................... $46,810,007  $53,607,302 $73,758,216 $135,039,285 $ 51,554,052   $103,554,290
                               ===========  =========== =========== ============ ============   ============
Net assets consist of:
  Contractholders' net
   payments................... $41,092,296  $44,259,802 $67,560,689 $126,699,077 $113,337,988   $109,295,574
  Undistributed net
   investment income (loss)...   2,283,477    3,647,822   2,441,522    8,340,208   36,934,935     41,601,425
  Accumulated net realized
   gain (loss) on investments.     520,140      577,977     711,954            0  (46,380,700)   (14,245,694)
  Net unrealized appreciation
   (depreciation) of
   investments................   2,914,094    5,121,701   3,044,051            0  (52,338,171)   (33,097,015)
                               -----------  ----------- ----------- ------------ ------------   ------------
Net assets.................... $46,810,007  $53,607,302 $73,758,216 $135,039,285 $ 51,554,052   $103,554,290
                               ===========  =========== =========== ============ ============   ============
Number of units outstanding*..   3,839,904    4,384,800   6,205,249   12,084,241    8,681,637      8,512,905
                               -----------  ----------- ----------- ------------ ------------   ------------
Net asset value per unit
  outstanding*................ $     12.19  $     12.22 $     11.89 $      11.17 $       5.94   $      12.17
                               ===========  =========== =========== ============ ============   ============

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                             MONY Custom Master
------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------------
              International  High Yield                 Growth and   Small Company    Equity      Capital
  Managed        Growth         Bond        Growth        Income        Growth        Income    Appreciation
 Subaccount    Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
------------  ------------- -----------  ------------  ------------  ------------- -----------  ------------
   7,260,648     4,021,955    9,960,320    38,137,163    21,913,215     7,978,559    6,823,855     6,823,233
============  ============  ===========  ============  ============  ============  ===========  ============
$174,797,707  $ 24,507,351  $44,453,359  $225,182,010  $128,923,859  $ 66,470,141  $35,091,797  $ 50,799,113
============  ============  ===========  ============  ============  ============  ===========  ============

$110,942,702  $ 13,915,965  $40,239,694  $151,785,907  $ 86,557,200  $ 47,711,780  $28,796,668  $ 32,273,892

      11,694         4,389           29        11,142        12,085         3,201          735           160

       6,663         1,224        4,663        80,914        12,205         5,927          137         3,210
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
 110,961,059    13,921,578   40,244,386   151,877,963    86,581,490    47,720,908   28,797,540    32,277,262
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
     140,388        18,141       52,085       267,563       117,395        63,387       35,087        42,806
      11,694         4,389           29        11,142        12,085         3,201          735           160
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
     152,082        22,530       52,114       278,705       129,480        66,588       35,822        42,966
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
$110,808,977  $ 13,899,048  $40,192,272  $151,599,258  $ 86,452,010  $ 47,654,320  $28,761,718  $ 32,234,296
============  ============  ===========  ============  ============  ============  ===========  ============
$167,203,937  $ 25,954,419  $39,913,161  $245,054,858  $140,524,395  $ 66,960,215  $38,078,947  $ 52,089,813

  78,993,239     4,326,787    8,013,527    (6,076,171)   (2,664,932)      553,635     (470,956)    1,408,865

 (71,533,194)   (5,790,772)  (3,520,751)  (13,983,326)   (9,040,794)   (1,101,169)  (2,551,144)   (2,739,161)

 (63,855,005)  (10,591,386)  (4,213,665)  (73,396,103)  (42,366,659)  (18,758,361)  (6,295,129)  (18,525,221)
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------
$110,808,977  $ 13,899,048  $40,192,272  $151,599,258  $ 86,452,010  $ 47,654,320  $28,761,718  $ 32,234,296
============  ============  ===========  ============  ============  ============  ===========  ============
  15,109,160     2,031,440    3,895,307    19,728,594    11,273,375     3,994,202    3,454,574     3,428,527
------------  ------------  -----------  ------------  ------------  ------------  -----------  ------------

$       7.34  $       6.85  $     10.32  $       7.69  $       7.67  $      11.93  $      8.33  $       9.41
============  ============  ===========  ============  ============  ============  ===========  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                          MONY Custom Master
                               -------------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
                               -------------------------------------------------------------------------

                                Multi-Cap                 Worldwide   Emerging   Mid-Cap
                                  Growth       Balanced     Growth   Countries    Growth    Total Return
                                Subaccount    Subaccount  Subaccount Subaccount Subaccount   Subaccount
                               ------------  -----------  ---------- ---------- ----------  ------------
           ASSETS
Shares held in respective
  Funds.......................    7,438,672    3,533,698     95,811     80,919     366,376      612,742
                               ============  ===========  =========  =========  ==========   ==========
Investments at cost........... $ 99,309,634  $17,165,691  $ 809,709  $ 759,849  $2,528,268   $6,158,987
                               ============  ===========  =========  =========  ==========   ==========
Investments in respective
  Funds, at net asset value... $ 40,987,083  $14,982,880  $ 643,851  $ 640,067  $1,941,791   $6,243,838
Amount due from MONY America..        4,705        9,140          0        360           5        1,383
Amount due from respective
  Funds.......................        6,760            0          7          0           0            0
                               ------------  -----------  ---------  ---------  ----------   ----------
       Total assets...........   40,998,548   14,992,020    643,858    640,427   1,941,796    6,245,221
                               ------------  -----------  ---------  ---------  ----------   ----------
         LIABILITIES
Amount due to MONY America....       57,150       18,099        798        776       2,387        7,198
Amount due to respective Funds        4,705        9,140          0        360           5        1,383
                               ------------  -----------  ---------  ---------  ----------   ----------
       Total liabilities......       61,855       27,239        798      1,136       2,392        8,581
                               ------------  -----------  ---------  ---------  ----------   ----------
Net assets.................... $ 40,936,693  $14,964,781  $ 643,060  $ 639,291  $1,939,404   $6,236,640
                               ============  ===========  =========  =========  ==========   ==========
Net assets consist of:
  Contractholders' net
   payments................... $134,540,019  $17,588,854  $ 846,334  $ 808,188  $2,817,699   $6,004,846
  Undistributed net
   investment income (loss)...   (3,600,474)      40,960    (10,034)    (7,521)    (32,522)     141,351
  Accumulated net realized
   gain (loss) on investments.  (31,680,301)    (482,222)   (27,382)   (41,594)   (259,296)       5,592
  Net unrealized appreciation
   (depreciation) of
   investments................  (58,322,551)  (2,182,811)  (165,858)  (119,782)   (586,477)      84,851
                               ------------  -----------  ---------  ---------  ----------   ----------
Net assets.................... $ 40,936,693  $14,964,781  $ 643,060  $ 639,291  $1,939,404   $6,236,640
                               ============  ===========  =========  =========  ==========   ==========
Number of units outstanding*..    3,898,013    1,741,087     97,878     82,441     374,686      593,890
                               ------------  -----------  ---------  ---------  ----------   ----------
Net asset value per unit
  outstanding*................ $      10.51  $      8.60  $    6.57  $    7.76  $     5.18   $    10.50
                               ============  ===========  =========  =========  ==========   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                     MONY Custom Master
---------------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Funds                   Janus Aspen Series
                           ----------------------------------------   ------------------------------------------------------
                Dreyfus
  Dreyfus      Socially                                    VIP III
   Stock      Responsible      VIP           VIP II        Growth      Aggressive                   Capital      Worldwide
   Index        Growth        Growth       Contrafund   Opportunities    Growth       Balanced    Appreciation     Growth
 Subaccount   Subaccount    Subaccount     Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
------------  -----------  ------------   ------------  ------------- ------------  ------------  ------------  ------------
   2,799,914      361,741     1,330,082      2,586,522       789,256     1,650,176     3,126,457     2,117,231     2,212,660
============  ===========  ============   ============   ===========  ============  ============  ============  ============
$ 94,018,116  $12,225,291  $ 58,018,661   $ 60,344,426   $14,400,369  $ 72,702,941  $ 76,047,387  $ 63,581,520  $ 91,757,013
============  ===========  ============   ============   ===========  ============  ============  ============  ============

$ 62,914,071  $ 6,836,898  $ 31,044,103   $ 46,660,855   $ 9,234,300  $ 26,138,795  $ 64,373,755  $ 36,776,307  $ 46,576,490
      12,170        2,404           417          1,089         4,111         4,186         5,020         2,194         3,684
      10,393            0        12,461            636             0         3,706         9,198         2,231             0
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
  62,936,634    6,839,302    31,056,981     46,662,580     9,238,411    26,146,687    64,387,973    36,780,732    46,580,174
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
      87,177        8,354        50,773         56,358        11,328        35,330        86,112        47,193        56,481
      12,170        2,404           417          1,089         4,111         4,186         5,020         2,194         3,684
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
      99,347       10,758        51,190         57,447        15,439        39,516        91,132        49,387        60,165
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
$ 62,837,287  $ 6,828,544  $ 31,005,791   $ 46,605,133   $ 9,222,972  $ 26,107,171  $ 64,296,841  $ 36,731,345  $ 46,520,009
============  ===========  ============   ============   ===========  ============  ============  ============  ============
$101,734,256  $15,034,470  $ 65,094,094   $ 62,901,169   $17,876,639  $104,066,776  $ 74,553,635  $ 71,832,283  $104,173,374

   1,636,969     (120,637)    4,909,232      4,106,401       345,009     8,538,209     7,056,218      (389,842)    5,359,864

  (9,429,893)  (2,696,896)  (12,022,977)    (6,718,866)   (3,832,607)  (39,933,668)   (5,639,380)   (7,905,883)  (17,832,706)

 (31,104,045)  (5,388,393)  (26,974,558)   (13,683,571)   (5,166,069)  (46,564,146)  (11,673,632)  (26,805,213)  (45,180,523)
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
$ 62,837,287  $ 6,828,544  $ 31,005,791   $ 46,605,133   $ 9,222,972  $ 26,107,171  $ 64,296,841  $ 36,731,345  $ 46,520,009
============  ===========  ============   ============   ===========  ============  ============  ============  ============
   9,933,628    1,255,269     5,543,224      5,965,404     1,769,095     5,654,695     6,980,943     5,496,952     7,157,869
------------  -----------  ------------   ------------   -----------  ------------  ------------  ------------  ------------
$       6.33  $      5.44  $       5.60   $       7.81   $      5.22  $       4.62  $       9.21  $       6.68  $       6.50
============  ===========  ============   ============   ===========  ============  ============  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                                  MONY Custom Master
                               ----------------------------------------------------------------------------------------
                                 Alger                                                      The Universal
                                American                                PIMCO Variable      Institutional
                                  Fund     Lord Abbett Series Funds     Insurance Trust      Funds, Inc.
                               ----------  ----------------------   ----------------------- -------------
                                Mid-Cap    Growth and    Mid-Cap                Real Return  Real Estate
                                 Growth      Income       Value     Global Bond    Bond        Growth
                               Subaccount  Subaccount   Subaccount  Subaccount  Subaccount   Subaccount        Total
                               ----------  ----------   ----------  ----------- ----------- ------------- --------------
           ASSETS
Shares held in respective
  Funds.......................     87,277     284,206      476,337     404,070    1,971,175     300,625
                               ==========  ==========   ==========  ==========  ===========  ==========
Investments at cost........... $1,181,621  $5,455,859   $6,853,371  $4,500,635  $22,633,007  $3,719,662   $2,003,634,153
                               ==========  ==========   ==========  ==========  ===========  ==========   ==============
Investments in respective
  Funds, at net asset value... $1,086,599  $5,351,596   $6,602,034  $4,723,577  $23,456,986  $3,406,080   $1,417,727,223
Amount due from MONY America..        135       1,811        1,186           0        2,568       1,349          180,616
Amount due from respective
  Funds.......................          0           0            0          42            0           0          254,425
                               ----------  ----------   ----------  ----------  -----------  ----------   --------------
       Total assets...........  1,086,734   5,353,407    6,603,220   4,723,619   23,459,554   3,407,429    1,418,162,264
                               ----------  ----------   ----------  ----------  -----------  ----------   --------------
         LIABILITIES
Amount due to MONY America....      1,315       6,350        7,749       5,405       26,312       3,981        1,965,833
Amount due to respective Funds        135       1,811        1,186           0        2,568       1,349          180,616
                               ----------  ----------   ----------  ----------  -----------  ----------   --------------
       Total liabilities......      1,450       8,161        8,935       5,405       28,880       5,330        2,146,449
                               ----------  ----------   ----------  ----------  -----------  ----------   --------------
Net assets.................... $1,085,284  $5,345,246   $6,594,285  $4,718,214  $23,430,674  $3,402,099   $1,416,015,815
                               ==========  ==========   ==========  ==========  ===========  ==========   ==============
Net assets consist of:
  Contractholders' net
   payments................... $1,212,795  $5,493,648   $6,891,428  $4,394,015  $22,246,098  $3,581,162   $2,101,716,953
  Undistributed net
   investment income (loss)...     (5,938)      8,607        1,518      43,419      266,255     153,345      207,773,772
  Accumulated net realized
   gain (loss) on investments.    (26,551)    (52,746)     (47,324)     57,838       94,342     (18,826)    (307,567,980)
  Net unrealized appreciation
   (depreciation) of
   investments................    (95,022)   (104,263)    (251,337)    222,942      823,979    (313,582)    (585,906,930)
                               ----------  ----------   ----------  ----------  -----------  ----------   --------------
Net assets.................... $1,085,284  $5,345,246   $6,594,285  $4,718,214  $23,430,674  $3,402,099   $1,416,015,815
                               ==========  ==========   ==========  ==========  ===========  ==========   ==============
Number of units outstanding*..    142,409     653,185      772,870     410,504    2,100,312     378,684
                               ----------  ----------   ----------  ----------  -----------  ----------
Net asset value per unit
  outstanding*................ $     7.62  $     8.18   $     8.53  $    11.49  $     11.15  $     8.98
                               ==========  ==========   ==========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS


                                                             MONY Custom Master
                               --------------------------------------------------------------------------------
                                             MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------------  ----------------------------
                               Intermediate  Long Term    Government     Money                    Small Company
                                Term Bond       Bond      Securities     Market       Equity          Value
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                               ------------ ------------ ------------ ------------ ------------   -------------
                               For the year For the year For the year For the year For the year   For the year
                                  ended        ended        ended        ended        ended           ended
                               December 31, December 31, December 31, December 31, December 31,   December 31,
                                   2002         2002         2002         2002         2002           2002
                               ------------ ------------ ------------ ------------ ------------   -------------
Dividend income...............  $1,535,780   $2,228,984   $1,760,792  $ 2,103,211  $          0   $    426,532
Distribution from net
  realized gains..............           0            0            0            0             0      3,222,812
Mortality and expense risk
  charges.....................    (569,149)    (664,354)    (848,582)  (1,906,376)     (937,098)    (1,577,775)
                                ----------   ----------   ----------  -----------  ------------   ------------
Net investment income (loss)..     966,631    1,564,630      912,210      196,835      (937,098)     2,071,569
                                ----------   ----------   ----------  -----------  ------------   ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     552,398      658,628      538,872            0   (23,982,479)    (8,287,012)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   1,748,946    3,671,798    1,723,917            0    (2,402,886)    (7,873,945)
                                ----------   ----------   ----------  -----------  ------------   ------------
Net realized and unrealized
  gain (loss) on investments..   2,301,344    4,330,426    2,262,789            0   (26,385,365)   (16,160,957)
                                ----------   ----------   ----------  -----------  ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations..................  $3,267,975   $5,895,056   $3,174,999  $   196,835  $(27,322,463)  $(14,089,388)
                                ==========   ==========   ==========  ===========  ============   ============

                      See notes to financial statements.

                                             MONY Custom Master
-----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------
              International  High Yield                 Growth and   Small Company    Equity      Capital
  Managed        Growth         Bond        Growth        Income        Growth        Income    Appreciation
 Subaccount    Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
------------  ------------- ------------ ------------  ------------  ------------- ------------ ------------
For the year  For the year  For the year For the year  For the year  For the year  For the year For the year
   ended          ended        ended        ended         ended          ended        ended        ended
December 31,  December 31,  December 31, December 31,  December 31,  December 31,  December 31, December 31,
    2002          2002          2002         2002          2002          2002          2002         2002
------------  ------------- ------------ ------------  ------------  ------------- ------------ ------------
$  1,240,690   $   106,449  $ 3,599,343  $    722,408  $  1,259,158  $          0  $   408,306  $         0
           0             0            0             0             0             0            0            0
  (1,900,613)     (228,121)    (561,418)   (2,620,411)   (1,558,118)     (776,530)    (456,280)    (546,626)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------
    (659,923)     (121,672)   3,037,925    (1,898,003)     (298,960)     (776,530)     (47,974)    (546,626)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------


 (27,463,664)   (4,288,732)  (1,474,881)  (14,410,326)  (10,718,113)   (4,272,838)  (1,413,309)  (4,038,812)

 (10,533,481)      646,518   (1,686,056)  (39,583,815)  (27,319,676)  (12,773,938)  (4,808,353)  (3,119,572)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------

 (37,997,145)   (3,642,214)  (3,160,937)  (53,994,141)  (38,037,789)  (17,046,776)  (6,221,662)  (7,158,384)
------------   -----------  -----------  ------------  ------------  ------------  -----------  -----------

$(38,657,068)  $(3,763,886) $  (123,012) $(55,892,144) $(38,336,749) $(17,823,306) $(6,269,636) $(7,705,010)
============   ===========  ===========  ============  ============  ============  ===========  ===========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                              MONY Custom Master
                               -------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               -------------------------------------------------------------------------------

                                Multi-Cap                  Worldwide     Emerging     Mid-Cap        Total
                                  Growth       Balanced      Growth     Countries      Growth        Return
                                Subaccount    Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                               ------------  ------------ ------------ ------------ ------------ --------------
                                                                                                 For the period
                                 For the       For the      For the      For the      For the    May 1, 2002**
                                year ended    year ended   year ended   year ended   year ended     through
                               December 31,  December 31, December 31, December 31, December 31,  December 31,
                                   2002          2002         2002         2002         2002          2002
                               ------------  ------------ ------------ ------------ ------------ --------------
Dividend income............... $          0  $   327,326   $       0    $   1,401    $       0      $ 76,353
Distribution from net
  realized gains..............            0            0           0            0            0        95,373
Mortality and expense risk
  charges.....................     (821,022)    (229,996)     (8,089)      (7,547)     (26,398)      (30,375)
                               ------------  -----------   ---------    ---------    ---------      --------
Net investment income (loss)..     (821,022)      97,330      (8,089)      (6,146)     (26,398)      141,351
                               ------------  -----------   ---------    ---------    ---------      --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................  (21,288,273)    (586,466)    (18,083)     (29,461)    (182,716)        5,592
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (5,372,682)  (1,785,718)   (155,510)    (144,871)    (574,204)       84,851
                               ------------  -----------   ---------    ---------    ---------      --------
Net realized and unrealized
  gain (loss) on investments..  (26,660,955)  (2,372,184)   (173,593)    (174,332)    (756,920)       90,443
                               ------------  -----------   ---------    ---------    ---------      --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(27,481,977) $(2,274,854)  $(181,682)   $(180,478)   $(783,318)     $231,794
                               ============  ===========   =========    =========    =========      ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Master
------------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products Funds                  Janus Aspen Series
                           ---------------------------------------    ----------------------------------------------------
                Dreyfus
                Socially                                   VIP III
Dreyfus Stock Responsible      VIP            VIP II       Growth      Aggressive                  Capital     Worldwide
    Index        Growth       Growth        Contrafund  Opportunities    Growth       Balanced   Appreciation    Growth
 Subaccount    Subaccount   Subaccount      Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
------------- ------------ ------------    ------------ ------------- ------------  ------------ ------------ ------------

For the year  For the year For the year    For the year For the year  For the year  For the year For the year For the year
    ended        ended        ended           ended         ended        ended         ended        ended        ended
December 31,  December 31, December 31,    December 31, December 31,  December 31,  December 31, December 31, December 31,
    2002          2002         2002            2002         2002          2002          2002         2002         2002
------------- ------------ ------------    ------------ ------------- ------------  ------------ ------------ ------------
$  1,025,173  $    18,430  $     63,116    $   394,181   $   115,048  $          0  $ 1,713,543  $   256,275  $    523,691
           0            0             0              0             0             0            0            0             0
  (1,039,443)    (123,222)     (562,110)      (715,080)     (160,058)     (462,102)    (957,337)    (616,376)     (811,179)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------
     (14,270)    (104,792)     (498,994)      (320,899)      (45,010)     (462,102)     756,206     (360,101)     (287,488)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------


  (6,970,872)  (1,747,548)   (7,021,266)    (3,285,829)   (1,912,971)  (21,796,471)  (3,235,589)  (8,337,539)  (12,245,264)

 (14,545,362)  (1,490,796)   (8,742,161)    (2,349,889)   (1,296,302)    9,370,168   (3,423,650)      42,314    (6,436,250)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------

 (21,516,234)  (3,238,344)  (15,763,427)    (5,635,718)   (3,209,273)  (12,426,303)  (6,659,239)  (8,295,225)  (18,681,514)
------------  -----------  ------------    -----------   -----------  ------------  -----------  -----------  ------------

$(21,530,504) $(3,343,136) $(16,262,421)   $(5,956,617)  $(3,254,283) $(12,888,405) $(5,903,033) $(8,655,326) $(18,969,002)
============  ===========  ============    ===========   ===========  ============  ===========  ===========  ============

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                                          MONY Custom Master
                               -----------------------------------------------------------------------------------------
                                   Alger                                                                  The Universal
                                  American                                    PIMCO Variable Insurance    Institutional
                                    Fund        Lord Abbett Series Funds                Trust              Funds, Inc.
                               -------------- ----------------------------  ----------------------------  --------------
                                  Mid-Cap       Growth and      Mid-Cap                     Real Return    Real Estate
                                   Growth         Income         Value       Global Bond        Bond          Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                               May 7, 2002**  May 2, 2002**  May 1, 2002**  May 7, 2002**  May 1, 2002**  May 2, 2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
Dividend income...............   $       0      $  31,339      $  37,098       $ 50,175      $  337,823     $ 107,408
Distribution from net
  realized gains..............           0            701              0         19,143          43,565        66,348
Mortality and expense risk
  charges.....................      (5,938)       (23,433)       (35,580)       (25,899)       (115,133)      (20,411)
                                 ---------      ---------      ---------       --------      ----------     ---------
Net investment income (loss)..      (5,938)         8,607          1,518         43,419         266,255       153,345
                                 ---------      ---------      ---------       --------      ----------     ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (26,551)       (52,746)       (47,324)        57,838          94,342       (18,826)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (95,022)      (104,263)      (251,337)       222,942         823,979      (313,582)
                                 ---------      ---------      ---------       --------      ----------     ---------
Net realized and unrealized
  gain (loss) on investments..    (121,573)      (157,009)      (298,661)       280,780         918,321      (332,408)
                                 ---------      ---------      ---------       --------      ----------     ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(127,511)     $(148,402)     $(297,143)      $324,199      $1,184,576     $(179,063)
                                 =========      =========      =========       ========      ==========     =========








                                   Total
                               -------------






Dividend income............... $  20,470,033
Distribution from net
  realized gains..............     3,447,942
Mortality and expense risk
  charges.....................   (21,948,179)
                               -------------
Net investment income (loss)..     1,969,796
                               -------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................  (187,246,291)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (138,847,888)
                               -------------
Net realized and unrealized
  gain (loss) on investments..  (326,094,179)
                               -------------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(324,124,383)
                               =============

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS


                                                              MONY Custom Master
                               -------------------------------------------------------------------------------
                                                            MONY Series Fund, Inc.
                               -------------------------------------------------------------------------------
                                      Intermediate                Long Term                  Government
                                       Term Bond                     Bond                    Securities
                                       Subaccount                 Subaccount                 Subaccount
                               -------------------------  -------------------------  -------------------------
                               For the year  For the year For the year  For the year For the year  For the year
                                  ended         ended        ended         ended        ended         ended
                               December 31,  December 31, December 31,  December 31, December 31,  December 31,
                                   2002          2001         2002          2001         2002          2001
                               ------------  ------------ ------------  ------------ ------------  ------------
From operations:
 Net investment income (loss). $    966,631  $   715,608  $  1,564,630  $ 1,086,773  $    912,210  $   824,740
 Net realized gain (loss) on
   investments................      552,398      214,821       658,628      564,710       538,872      390,192
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    1,748,946      582,862     3,671,798     (115,548)    1,723,917      345,227
                               ------------  -----------  ------------  -----------  ------------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................    3,267,975    1,513,291     5,895,056    1,535,935     3,174,999    1,560,159
                               ------------  -----------  ------------  -----------  ------------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   21,534,396   23,480,446    15,581,219   26,809,663    37,750,861   34,230,919
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (13,080,873)  (7,429,073)  (13,401,893)  (7,325,867)  (16,463,126)  (9,240,763)
                               ------------  -----------  ------------  -----------  ------------  -----------
Net increase (decrease) from
 unit transactions............    8,453,523   16,051,373     2,179,326   19,483,796    21,287,735   24,990,156
                               ------------  -----------  ------------  -----------  ------------  -----------
Net increase (decrease) in
 net assets...................   11,721,498   17,564,664     8,074,382   21,019,731    24,462,734   26,550,315
Net assets beginning of year..   35,088,509   17,523,845    45,532,920   24,513,189    49,295,482   22,745,167
                               ------------  -----------  ------------  -----------  ------------  -----------
Net assets end of year*....... $ 46,810,007  $35,088,509  $ 53,607,302  $45,532,920  $ 73,758,216  $49,295,482
                               ============  ===========  ============  ===========  ============  ===========
Unit transactions:
Units outstanding beginning
 of year......................    3,105,420    1,660,729     4,192,071    2,367,333     4,360,797    2,116,059
Units issued during the year..    1,884,848    2,118,294     1,398,638    2,507,904     3,280,494    3,075,538
Units redeemed during the year   (1,150,364)    (673,603)   (1,205,909)    (683,166)   (1,436,042)    (830,800)
                               ------------  -----------  ------------  -----------  ------------  -----------
Units outstanding end of year.    3,839,904    3,105,420     4,384,800    4,192,071     6,205,249    4,360,797
                               ============  ===========  ============  ===========  ============  ===========
----------
*Includesundistributed net
         investment income of: $  2,283,477  $ 1,316,846  $  3,647,822  $ 2,083,192  $  2,441,522  $ 1,529,312
                               ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                                               MONY Custom Master
----------------------------------------------------------------------------------------------------------------
   MONY Series Fund, Inc.                                Enterprise Accumulation Trust
----------------------------  ----------------------------------------------------------------------------------
                                                                 Small Company
        Money Market                    Equity                       Value                      Managed
         Subaccount                   Subaccount                  Subaccount                  Subaccount
----------------------------  --------------------------  --------------------------  --------------------------
 For the year   For the year  For the year  For the year  For the year  For the year  For the year  For the year
    ended          ended         ended         ended         ended         ended         ended         ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2002           2001          2002          2001          2002          2001          2002          2001
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

$     196,835  $   2,961,590  $   (937,098) $ 14,541,045  $  2,071,569  $ 25,205,982  $   (659,923) $ 10,701,762
            0              0   (23,982,479)  (21,625,629)   (8,287,012)   (6,024,973)  (27,463,664)  (25,400,786)

            0              0    (2,402,886)  (14,290,436)   (7,873,945)  (16,141,383)  (10,533,481)   (8,806,754)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

      196,835      2,961,590   (27,322,463)  (21,375,020)  (14,089,388)    3,039,626   (38,657,068)  (23,505,778)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------

  102,954,807    176,271,079     9,411,226    31,541,688    34,066,443    50,782,130    17,419,510    56,129,257

 (111,912,872)  (137,949,455)  (20,144,586)  (19,703,825)  (28,884,009)  (16,707,141)  (41,463,531)  (28,666,776)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   (8,958,065)    38,321,624   (10,733,360)   11,837,863     5,182,434    34,074,989   (24,044,021)   27,462,481
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   (8,761,230)    41,283,214   (38,055,823)   (9,537,157)   (8,906,954)   37,114,615   (62,701,089)    3,956,703
  143,800,515    102,517,301    89,609,875    99,147,032   112,461,244    75,346,629   173,510,066   169,553,363
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
$ 135,039,285  $ 143,800,515  $ 51,554,052  $ 89,609,875  $103,554,290  $112,461,244  $110,808,977  $173,510,066
=============  =============  ============  ============  ============  ============  ============  ============

   12,886,167      9,408,383    10,502,861     9,303,452     8,277,605     5,755,083    18,385,691    15,740,006
    9,276,087     16,005,262     1,324,140     3,464,395     2,537,857     3,794,607     2,307,153     5,629,361
  (10,078,013)   (12,527,478)   (3,145,364)   (2,264,986)   (2,302,557)   (1,272,085)   (5,583,684)   (2,983,676)
-------------  -------------  ------------  ------------  ------------  ------------  ------------  ------------
   12,084,241     12,886,167     8,681,637    10,502,861     8,512,905     8,277,605    15,109,160    18,385,691
=============  =============  ============  ============  ============  ============  ============  ============

$   8,340,208  $   8,143,373  $ 36,934,935  $ 37,872,033  $ 41,601,425  $ 39,529,856  $ 78,993,239  $ 79,653,162
=============  =============  ============  ============  ============  ============  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                              MONY Custom Master
                               -------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               -------------------------------------------------------------------------------
                                     International               High Yield
                                        Growth                      Bond                      Growth
                                      Subaccount                 Subaccount                 Subaccount
                               ------------------------  -------------------------  --------------------------
                               For the year For the year For the year  For the year For the year  For the year
                                  ended        ended        ended         ended        ended         ended
                               December 31, December 31, December 31,  December 31, December 31,  December 31,
                                   2002         2001         2002          2001         2002          2001
                               ------------ ------------ ------------  ------------ ------------  ------------
From operations:
 Net investment income (loss). $  (121,672) $ 2,076,902  $  3,037,925  $ 2,576,552  $ (1,898,003) $ (2,147,234)
 Net realized loss on
   investments................  (4,288,732)  (2,978,554)   (1,474,881)  (1,265,766)  (14,410,326)   (5,692,933)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     646,518   (6,826,897)   (1,686,056)    (275,018)  (39,583,815)  (30,778,356)
                               -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) in
 net assets resulting from
 operations...................  (3,763,886)  (7,728,549)     (123,012)   1,035,768   (55,892,144)  (38,618,523)
                               -----------  -----------  ------------  -----------  ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   4,057,290    5,920,962    11,884,996   24,239,623    19,795,747    34,959,858
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (5,683,240)  (4,940,121)  (12,315,406)  (9,048,553)  (45,092,343)  (39,268,720)
                               -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) from
 unit transactions............  (1,625,950)     980,841      (430,410)  15,191,070   (25,296,596)   (4,308,862)
                               -----------  -----------  ------------  -----------  ------------  ------------
Net increase (decrease) in
 net assets...................  (5,389,836)  (6,747,708)     (553,422)  16,226,838   (81,188,740)  (42,927,385)
Net assets beginning of year..  19,288,884   26,036,592    40,745,694   24,518,856   232,787,998   275,715,383
                               -----------  -----------  ------------  -----------  ------------  ------------
Net assets end of year*....... $13,899,048  $19,288,884  $ 40,192,272  $40,745,694  $151,599,258  $232,787,998
                               ===========  ===========  ============  ===========  ============  ============
Unit transactions:
Units outstanding beginning
 of year......................   2,239,322    2,150,655     3,955,659    2,486,623    22,923,974    23,412,645
Units issued during the year..     569,427      598,908     1,209,024    2,348,913     2,276,996     3,394,655
Units redeemed during the year    (777,309)    (510,241)   (1,269,376)    (879,877)   (5,472,376)   (3,883,326)
                               -----------  -----------  ------------  -----------  ------------  ------------
Units outstanding end of year.   2,031,440    2,239,322     3,895,307    3,955,659    19,728,594    22,923,974
                               ===========  ===========  ============  ===========  ============  ============
----------
*Includes undistributed net
 investment income (loss) of:  $ 4,326,787  $ 4,448,459  $  8,013,527  $ 4,975,602  $ (6,076,171) $ (4,178,168)
                               ===========  ===========  ============  ===========  ============  ============

                      See notes to financial statements.

                                              MONY Custom Master
-------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------
        Growth and                  Small Company                  Equity                     Capital
          Income                       Growth                      Income                  Appreciation
        Subaccount                   Subaccount                  Subaccount                 Subaccount
--------------------------   --------------------------  -------------------------  --------------------------
For the year   For the year  For the year  For the year  For the year  For the year For the year  For the year
   ended          ended         ended         ended         ended         ended        ended         ended
December 31,   December 31,  December 31,  December 31,  December 31,  December 31, December 31,  December 31,
    2002           2001          2002          2001          2002          2001         2002          2001
------------   ------------  ------------  ------------  ------------  ------------ ------------  ------------
$   (298,960)  $   (689,667) $   (776,530) $  1,608,848  $    (47,974) $   (81,222) $   (546,626) $   (366,650)
 (10,718,113)    (1,281,903)   (4,272,838)   (1,396,901)   (1,413,309)    (417,209)   (4,038,812)   (1,980,484)
 (27,319,676)   (19,068,487)  (12,773,938)   (4,139,029)   (4,808,353)  (3,378,726)   (3,119,572)   (9,946,394)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
 (38,336,749)   (21,040,057)  (17,823,306)   (3,927,082)   (6,269,636)  (3,877,157)   (7,705,010)  (12,293,528)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
  12,936,095     42,588,006    11,700,870    15,517,623    11,195,178   17,116,711     5,213,871     8,131,762
 (32,705,605)   (25,270,953)  (13,271,825)  (13,626,459)  (10,291,636)  (7,246,213)   (9,771,330)  (11,287,826)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
 (19,769,510)    17,317,053    (1,570,955)    1,891,164       903,542    9,870,498    (4,557,459)   (3,156,064)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
 (58,106,259)    (3,723,004)  (19,394,261)   (2,035,918)   (5,366,094)   5,993,341   (12,262,469)  (15,449,592)
 144,558,269    148,281,273    67,048,581    69,084,499    34,127,812   28,134,471    44,496,765    59,946,357
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
$ 86,452,010   $144,558,269  $ 47,654,320  $ 67,048,581  $ 28,761,718  $34,127,812  $ 32,234,296  $ 44,496,765
============   ============  ============  ============  ============  ===========  ============  ============
  13,764,821     12,270,052     4,211,857     4,116,238     3,446,563    2,500,601     3,879,926     4,167,672
   1,569,819      3,834,555       854,585     1,011,735     1,240,505    1,661,520       506,901       663,732
  (4,061,265)    (2,339,786)   (1,072,240)     (916,116)   (1,232,494)    (715,558)     (958,300)     (951,478)
------------   ------------  ------------  ------------  ------------  -----------  ------------  ------------
  11,273,375     13,764,821     3,994,202     4,211,857     3,454,574    3,446,563     3,428,527     3,879,926
============   ============  ============  ============  ============  ===========  ============  ============

$ (2,664,932)  $ (2,365,972) $    553,635  $  1,330,165  $   (470,956) $  (422,982) $  1,408,865  $  1,955,491
============   ============  ============  ============  ============  ===========  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                MONY Custom Master
                                 --------------------------------------------------------------------------------
                                                           Enterprise Accumulation Trust
                                 --------------------------------------------------------------------------------

                                          Multi-Cap                                             Worldwide
                                           Growth                    Balanced                    Growth
                                         Subaccount                 Subaccount                 Subaccount
                                 --------------------------  ------------------------  --------------------------
                                                                                                    For the period
                                                                                                       May 10,
                                 For the year  For the year  For the year For the year For the year     2001**
                                    ended         ended         ended        ended        ended        through
                                 December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                     2002          2001          2002         2001         2002          2001
                                 ------------  ------------  ------------ ------------ ------------ --------------
From operations:
 Net investment income (loss)... $   (821,022) $ (1,240,799) $    97,330  $    40,628   $  (8,089)     $ (1,945)
 Net realized gain (loss) on
   investments..................  (21,288,273)  (15,714,089)    (586,466)     (57,182)    (18,083)       (9,299)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............   (5,372,682)   (3,830,978)  (1,785,718)    (702,097)   (155,510)      (10,348)
                                 ------------  ------------  -----------  -----------   ---------      --------
Net increase (decrease) in net
 assets resulting from
 operations.....................  (27,481,977)  (20,785,866)  (2,274,854)    (718,651)   (181,682)      (21,592)
                                 ------------  ------------  -----------  -----------   ---------      --------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    3,769,738    12,367,916    4,090,137    6,726,741     517,208       471,824
 Net asset value of units
   redeemed or used to meet
   contract obligations.........  (18,721,207)  (20,964,570)  (5,510,904)  (2,256,871)    (88,565)      (54,133)
                                 ------------  ------------  -----------  -----------   ---------      --------
Net increase (decrease) from
 unit transactions..............  (14,951,469)   (8,596,654)  (1,420,767)   4,469,870     428,643       417,691
                                 ------------  ------------  -----------  -----------   ---------      --------
Net increase (decrease) in net
 assets.........................  (42,433,446)  (29,382,520)  (3,695,621)   3,751,219     246,961       396,099
Net assets beginning of period..   83,370,139   112,752,659   18,660,402   14,909,183     396,099             0
                                 ------------  ------------  -----------  -----------   ---------      --------
Net assets end of period*....... $ 40,936,693  $ 83,370,139  $14,964,781  $18,660,402   $ 643,060      $396,099
                                 ============  ============  ===========  ===========   =========      ========
Unit transactions:
Units outstanding beginning of
 period.........................    5,113,498     5,662,101    1,909,495    1,446,912      44,788             0
Units issued during the period..      321,121       712,061      457,257      700,305      65,113        51,050
Units redeemed during the period   (1,536,606)   (1,260,664)    (625,665)    (237,722)    (12,023)       (6,262)
                                 ------------  ------------  -----------  -----------   ---------      --------
Units outstanding end of period.    3,898,013     5,113,498    1,741,087    1,909,495      97,878        44,788
                                 ============  ============  ===========  ===========   =========      ========
----------
*  Includes undistributed net
   investment income (loss) of:  $ (3,600,474) $ (2,779,452) $    40,960  $   (56,370)  $ (10,034)     $ (1,945)
                                 ============  ============  ===========  ===========   =========      ========

** Commencement of operations

                      See notes to financial statements.

                                        MONY Custom Master
-------------------------------------------------------------------------------------------------
                     Enterprise Accumulation Trust
---------------------------------------------------------------------
                                                                                 Dreyfus
         Emerging                     Mid-Cap               Total                 Stock
         Countries                    Growth                Return                Index
        Subaccount                  Subaccount            Subaccount           Subaccount
--------------------------  --------------------------  -------------- --------------------------
             For the period              For the period For the period
For the year May 31, 2001** For the year May 7, 2001**  May 1, 2002**  For the year  For the year
   ended        through        ended        through        through        ended         ended
December 31,  December 31,  December 31,  December 31,   December 31,  December 31,  December 31,
    2002          2001          2002          2001           2002          2002          2001
------------ -------------- ------------ -------------- -------------- ------------  ------------
 $   (6,146)    $ (1,375)    $  (26,398)   $   (6,124)    $  141,351   $    (14,270) $    274,778
    (29,461)     (12,133)      (182,716)      (76,580)         5,592     (6,970,872)   (3,485,878)
   (144,871)      25,089       (574,204)      (12,273)        84,851    (14,545,362)   (9,092,726)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
   (180,478)      11,581       (783,318)      (94,977)       231,794    (21,530,504)  (12,303,826)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
  1,062,172      310,781      1,930,933     1,702,716      6,795,800     13,718,095    31,511,950
   (515,053)     (49,712)      (635,532)     (180,418)      (790,954)   (18,413,302)  (14,563,800)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
    547,119      261,069      1,295,401     1,522,298      6,004,846     (4,695,207)   16,948,150
 ----------     --------     ----------    ----------     ----------   ------------  ------------
    366,641      272,650        512,083     1,427,321      6,236,640    (26,225,711)    4,644,324
    272,650            0      1,427,321             0              0     89,062,998    84,418,674
 ----------     --------     ----------    ----------     ----------   ------------  ------------
 $  639,291     $272,650     $1,939,404    $1,427,321     $6,236,640   $ 62,837,287  $ 89,062,998
 ==========     ========     ==========    ==========     ==========   ============  ============
     28,883            0        187,623             0              0     10,780,679     8,848,044
    114,207       35,184        300,909       211,869        680,930      1,900,275     3,667,481
    (60,649)      (6,301)      (113,846)      (24,246)       (87,040)    (2,747,326)   (1,734,846)
 ----------     --------     ----------    ----------     ----------   ------------  ------------
     82.441       28,883        374,686       187,623        593,890      9,933,628    10,780,679
 ==========     ========     ==========    ==========     ==========   ============  ============
 $   (7,521)    $ (1,375)    $  (32,522)   $   (6,124)    $  141,351   $  1,636,969  $  1,651,239
 ==========     ========     ==========    ==========     ==========   ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                              MONY Custom Master
                               -------------------------------------------------------------------------------
                                                                      Fidelity Variable Insurance
                                                                             Products Funds
                                        Dreyfus          -----------------------------------------------------
                                       Socially                      VIP                       VIP II
                                  Responsible Growth               Growth                    Contrafund
                                      Subaccount                 Subaccount                  Subaccount
                               ------------------------  --------------------------  -------------------------
                               For the year For the year For the year  For the year  For the year  For the year
                                  ended        ended        ended         ended         ended         ended
                               December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                   2002         2001         2002          2001          2002          2001
                               ------------ ------------ ------------  ------------  ------------  ------------
From operations:
 Net investment income (loss). $  (104,792) $  (165,841) $   (498,994) $  3,206,534  $   (320,899) $ 1,213,347
 Net realized loss on
   investments................  (1,747,548)  (1,191,727)   (7,021,266)   (5,765,388)   (3,285,829)  (3,496,073)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (1,490,796)  (2,352,128)   (8,742,161)   (9,432,283)   (2,349,889)  (6,307,132)
                               -----------  -----------  ------------  ------------  ------------  -----------
Net decrease in net assets
 resulting from operations....  (3,343,136)  (3,709,696)  (16,262,421)  (11,991,137)   (5,956,617)  (8,589,858)
                               -----------  -----------  ------------  ------------  ------------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,463,117    3,935,804     5,177,886    15,791,977     8,488,577   12,704,659
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,793,426)  (3,453,998)  (10,532,308)  (10,906,141)  (11,984,534)  (9,264,333)
                               -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) from
 unit transactions............  (1,330,309)     481,806    (5,354,422)    4,885,836    (3,495,957)   3,440,326
                               -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in
 net assets...................  (4,673,445)  (3,227,890)  (21,616,843)   (7,105,301)   (9,452,574)  (5,149,532)
Net assets beginning of year..  11,501,989   14,729,879    52,622,634    59,727,935    56,057,707   61,207,239
                               -----------  -----------  ------------  ------------  ------------  -----------
Net assets end of year*....... $ 6,828,544  $11,501,989  $ 31,005,791  $ 52,622,634  $ 46,605,133  $56,057,707
                               ===========  ===========  ============  ============  ============  ===========
Unit transactions:
Units outstanding beginning
 of year......................   1,481,284    1,447,492     6,473,865     5,959,654     6,410,694    6,048,806
Units issued during the year..     232,141      443,997       757,524     1,798,606     1,066,445    1,411,301
Units redeemed during the year    (458,156)    (410,205)   (1,688,165)   (1,284,395)   (1,511,735)  (1,049,413)
                               -----------  -----------  ------------  ------------  ------------  -----------
Units outstanding end of year.   1,255,269    1,481,284     5,543,224     6,473,865     5,965,404    6,410,694
                               ===========  ===========  ============  ============  ============  ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $  (120,637) $   (15,845) $  4,909,232  $  5,408,226  $  4,106,401  $ 4,427,300
                               ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                                             MONY Custom Master
--------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
     Products Funds                                         Janus Aspen Series
--------------------------  ----------------------------------------------------------------------------------
         VIP III                    Aggressive                                                Capital
  Growth Opportunities                Growth                     Balanced                  Appreciation
       Subaccount                   Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
For the year  For the year  For the year  For the year  For the year  For the year  For the year  For the year
   ended         ended         ended         ended         ended         ended         ended         ended
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2002          2001          2002          2001          2002          2001          2002          2001
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

$   (45,010)  $  (160,298)  $   (462,102) $   (779,064) $    756,206  $    942,536  $   (360,101) $    (83,256)
 (1,912,971)   (1,550,857)   (21,796,471)  (23,832,469)   (3,235,589)   (2,980,129)   (8,337,539)   (3,419,635)

 (1,296,302)     (936,905)     9,370,168    (8,524,826)   (3,423,650)   (2,190,057)       42,314   (13,679,969)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------

 (3,254,283)   (2,648,060)   (12,888,405)  (33,136,359)   (5,903,033)   (4,227,650)   (8,655,326)  (17,182,860)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------

  1,586,687     3,313,581      3,586,197    13,156,480    14,442,306    25,081,429     4,073,575    10,190,977

 (3,481,694)   (2,827,486)   (10,972,337)  (14,140,709)  (16,717,209)  (13,471,669)  (13,165,771)  (14,025,437)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
 (1,895,007)      486,095     (7,386,140)     (984,229)   (2,274,903)   11,609,760    (9,092,196)   (3,834,460)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
 (5,149,290)   (2,161,965)   (20,274,545)  (34,120,588)   (8,177,936)    7,382,110   (17,747,522)  (21,017,320)
 14,372,262    16,534,227     46,381,716    80,502,304    72,474,777    65,092,667    54,478,867    75,496,187
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
$ 9,222,972   $14,372,262   $ 26,107,171  $ 46,381,716  $ 64,296,841  $ 72,474,777  $ 36,731,345  $ 54,478,867
===========   ===========   ============  ============  ============  ============  ============  ============

  2,122,900     2,060,245      7,138,296     7,384,340     7,262,031     6,133,522     6,781,107     7,254,361
    287,087       473,419        736,911     1,589,660     1,553,961     2,478,426       586,408     1,128,231
   (640,892)     (410,764)    (2,220,512)   (1,835,704)   (1,835,049)   (1,349,917)   (1,870,563)   (1,601,485)
-----------   -----------   ------------  ------------  ------------  ------------  ------------  ------------
  1,769,095     2,122,900      5,654,695     7,138,296     6,980,943     7,262,031     5,496,952     6,781,107
===========   ===========   ============  ============  ============  ============  ============  ============

$   345,009   $   390,019   $  8,538,209  $  9,000,311  $  7,056,218  $  6,300,012  $   (389,842) $    (29,741)
===========   ===========   ============  ============  ============  ============  ============  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                              MONY Custom Master
                                  ------------------------------------------

                                                                  Alger
                                      Janus Aspen Series      American Fund
                                  --------------------------  --------------
                                                                 Mid-Cap
                                       Worldwide Growth           Growth
                                          Subaccount            Subaccount
                                  --------------------------  --------------
                                                              For the period
                                  For the year  For the year  May 7, 2002**
                                     ended         ended         through
                                  December 31,  December 31,   December 31,
                                      2002          2001           2002
                                  ------------  ------------  --------------
   From operations:
    Net investment income (loss). $   (287,488) $   (702,269)   $   (5,938)
    Net realized gain (loss) on
      investments................  (12,245,264)   (8,998,609)      (26,551)
    Net change in unrealized
      appreciation
      (depreciation) of
      investments................   (6,436,250)  (13,348,438)      (95,022)
                                  ------------  ------------    ----------
   Net increase (decrease) in
    net assets resulting from
    operations...................  (18,969,002)  (23,049,316)     (127,511)
                                  ------------  ------------    ----------

   From unit transactions:
    Net proceeds from the
      issuance of units..........    5,817,218    18,112,384     1,310,375
    Net asset value of units
      redeemed or used to meet
      contract obligations.......  (14,675,642)  (14,189,428)      (97,580)
                                  ------------  ------------    ----------
   Net increase (decrease) from
    unit transactions............   (8,858,424)    3,922,956     1,212,795
                                  ------------  ------------    ----------
   Net increase (decrease) in
    net assets...................  (27,827,426)  (19,126,360)    1,085,284
   Net assets beginning of period   74,347,435    93,473,795             0
                                  ------------  ------------    ----------
   Net assets end of period*..... $ 46,520,009  $ 74,347,435    $1,085,284
                                  ============  ============    ==========
   Unit transactions:
   Units outstanding beginning
    of period....................    8,403,355     8,075,215             0
   Units issued during the period      793,143     1,823,239       158,352
   Units redeemed during the
    period.......................   (2,038,629)   (1,495,099)      (15,943)
                                  ------------  ------------    ----------
   Units outstanding end of
    period.......................    7,157,869     8,403,355       142,409
                                  ============  ============    ==========
   ----------
   *Includesundistributed net
            investment income
            (loss) of:            $  5,359,864  $  5,647,352    $   (5,938)
                                  ============  ============    ==========
   **Commencementof operations

                      See notes to financial statements.

                                            MONY Custom Master
----------------------------------------------------------------------------------------------------------
                                                             The Universal
                                                             Institutional
   Lord Abbett Series Fund    Pimco Variable Insurance Trust  Funds, Inc.
----------------------------  ----------------------------   --------------
  Growth and      Mid-Cap                      Real Return    Real Estate
    Income         Value       Global Bond         Bond          Growth
  Subaccount     Subaccount     Subaccount      Subaccount     Subaccount                Total
-------------- -------------- --------------  -------------- -------------- ------------------------------
For the period For the period For the period  For the period For the period
May 2, 2002**  May 1, 2002**  May 7, 2002**   May 1, 2002**  May 2, 2002**
   through        through        through         through        through
 December 31,   December 31,   December 31,    December 31,   December 31,
     2002           2002           2002            2002           2002           2002            2001
-------------- -------------- --------------  -------------- -------------- --------------  --------------
  $    8,607    $     1,518    $    43,419     $   266,255     $  153,345   $    1,969,796  $   61,551,881
     (52,746)       (47,324)        57,838          94,342        (18,826)    (187,246,291)   (137,485,463)
    (104,263)      (251,337)       222,942         823,979       (313,582)    (138,847,888)   (183,234,010)
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
    (148,402)      (297,143)       324,199       1,184,576       (179,063)    (324,124,383)   (259,167,592)
  ----------    -----------    -----------     -----------     ----------   --------------  --------------

   6,001,094      8,177,894      6,704,110      27,346,174      3,962,970      445,524,772     703,098,946
    (507,446)    (1,286,466)    (2,310,095)     (5,100,076)      (381,808)    (513,164,184)   (458,060,450)
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
   5,493,648      6,891,428      4,394,015      22,246,098      3,581,162      (67,639,412)    245,038,496
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
   5,345,246      6,594,285      4,718,214      23,430,674      3,402,099     (391,763,795)    (14,129,096)
           0              0              0               0              0    1,807,779,610   1,821,908,706
  ----------    -----------    -----------     -----------     ----------   --------------  --------------
  $5,345,246    $ 6,594,285    $ 4,718,214     $23,430,674     $3,402,099   $1,416,015,815  $1,807,779,610
  ==========    ===========    ===========     ===========     ==========   ==============  ==============
           0              0              0               0              0
     720,824        929,639        628,150       2,584,797        426,405
     (67,639)      (156,769)      (217,646)       (484,485)       (47,721)
  ----------    -----------    -----------     -----------     ----------
     653,185        772,870        410,504       2,100,312        378,684
  ==========    ===========    ===========     ===========     ==========

  $    8,607    $     1,518    $    43,419     $   266,255     $  153,345   $  207,773,772  $  205,803,796
  ==========    ===========    ===========     ===========     ==========   ==============  ==============

                                 MONY AMERICA

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master annuity policies is presented here.

   There are thirty-five MONY Custom Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, The Universal Institutional Funds, Inc., The Alger American Fund, Lord Abbett Series Fund, PIMCO Variable Insurance Trust, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002, the amount deducted for such purposes for all MONY Custom Master subaccounts was $174,116,675.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY America received $623,756 in aggregate from certain Funds in connection with MONY Custom Master subaccounts.

4. Investment transactions:

   Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the period ended December 31, 2002 were as follows:

                                            Cost of
                                        Shares Acquired       Proceeds from
   MONY Custom Master Subaccounts   (Excludes Reinvestments) Shares Redeemed
   ------------------------------   ------------------------ ---------------
   MONY Series Fund, Inc.

   Intermediate Term Bond Portfolio       $17,384,078          $ 9,467,489
   Long Term Bond Portfolio........        12,146,843           10,599,625
   Government Securities Portfolio.        30,918,853           10,425,021
   Money Market Portfolio..........        58,460,967           69,257,660

   Enterprise Accumulation Trust

   Equity Portfolio................         7,146,308           18,811,738
   Small Company Value Portfolio...        24,799,897           21,143,225
   Managed Portfolio...............        13,577,135           39,502,785
   International Growth Portfolio..         2,973,471            4,823,205
   High Yield Bond Portfolio.......         9,609,956           10,581,312
   Growth Portfolio................        13,318,626           41,203,611
   Growth and Income Portfolio.....        10,354,885           31,672,535
   Small Company Growth Portfolio..         8,588,065           10,921,590
   Equity Income Portfolio.........         9,210,094            8,750,241
   Capital Appreciation Portfolio..         3,585,800            8,679,647

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                       Cost of
                                                   Shares Acquired       Proceeds from
MONY Custom Master Subaccounts                 (Excludes Reinvestments) Shares Redeemed
------------------------------                 ------------------------ ---------------
Multi-Cap Growth Portfolio....................       $ 2,389,360          $18,166,484
Balanced Portfolio............................         3,804,421            5,449,374
Worldwide Growth Portfolio....................           513,820               92,736
Emerging Countries Portfolio..................         1,003,200              463,029
Mid-Cap Growth Portfolio......................         1,896,038              625,565
Total Return Portfolio........................         6,348,689              367,020

Dreyfus

Dreyfus Stock Index Fund......................        10,801,855           16,518,391
Dreyfus Socially Responsible Growth Fund, Inc.         1,295,326            2,748,166

Fidelity Variable Insurance Products Funds

VIP Growth Portfolio..........................         3,814,994            9,728,134
VIP II Contrafund Portfolio...................         6,100,567           10,292,564
VIP III Growth Opportunities Portfolio........         1,482,805            3,536,022

Janus Aspen Series

Aggressive Growth Portfolio...................         2,585,270           10,432,398
Balanced Portfolio............................        12,358,220           15,561,075
Capital Appreciation Portfolio................         2,827,810           12,527,509
Worldwide Growth Portfolio....................         3,636,077           13,297,634

Alger American

Mid-Cap Growth Subaccount.....................         1,298,090               89,918

Lord Abbett Series Fund

Growth and Income Subaccount..................         5,715,546              238,981
Mid Cap Value Subaccount......................         7,329,933              466,336

PIMCO Variable Insurance Trust

Global Bond Subaccount........................         5,764,361            1,390,882
Real Return Bond Subaccount...................        23,964,912            1,807,635

Universal Institutional Funds, Inc.

Real Estate Growth Subaccount.................         3,714,557              149,825

5. Financial Highlights:

   For a unit outstanding through the period ended December 31, 2002:

                                                                       For the period ended
                                        At December 31, 2002            December 31, 2002
                                  -------------------------------- ---------------------------
                                                                   Investment
                                                        Net Assets   Income   Expense   Total
MONY Custom Master Subaccounts      Units   Unit Values   (000s)     Ratio*   Ratio** Return***
------------------------------    --------- ----------- ---------- ---------- ------- ---------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount 3,839,904   $12.19     $46,810      3.64%    1.35%     7.88%
Long Term Bond Subaccount........ 4,384,800    12.22      53,607      4.53     1.35     12.52

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                                     For the period ended
                                                     At December 31, 2002              December 31, 2002
                                               --------------------------------- ----------------------------
                                                                                 Investment
                                                                      Net Assets   Income   Expense    Total
MONY Custom Master Subaccounts                   Units    Unit Values   (000s)     Ratio*   Ratio**  Return***
------------------------------                 ---------- ----------- ---------- ---------- -------  ---------
Government Securities Subaccount..............  6,205,249   $11.89     $ 73,758     2.80%    1.35%      5.22%
Money Market Subaccount....................... 12,084,241    11.17      135,039     1.49     1.35       0.09

Enterprise Accumulation Trust
Equity Subaccount.............................  8,681,637     5.94       51,554     0.00     1.35     (30.36)
Small Company Value Subaccount................  8,512,905    12.17      103,554     0.36     1.35     (10.45)
Managed Subaccount............................ 15,109,160     7.34      110,809     0.88     1.35     (22.25)
International Growth Subaccount...............  2,031,440     6.85       13,899     0.63     1.35     (20.44)
High Yield Bond Subaccount....................  3,895,307    10.32       40,192     8.66     1.35       0.19
Growth Subaccount............................. 19,728,594     7.69      151,599     0.37     1.35     (24.24)
Growth and Income Subaccount.................. 11,273,375     7.67       86,452     1.09     1.35     (26.95)
Small Company Growth Subaccount...............  3,994,202    11.93       47,654     0.00     1.35     (25.06)
Equity Income Subaccount......................  3,454,574     8.33       28,762     1.21     1.35     (15.86)
Capital Appreciation Subaccount...............  3,428,527     9.41       32,234     0.00     1.35     (17.96)
Multi-Cap Growth Subaccount...................  3,898,013    10.51       40,937     0.00     1.35     (35.52)
Balanced Subaccount...........................  1,741,087     8.60       14,965     1.92     1.35     (11.98)
Worldwide Growth Subaccount...................     97,878     6.57          643     0.00     1.35     (25.68)
Emerging Countries Subaccount.................     82,441     7.76          639     0.25     1.35     (17.80)
Mid-Cap Growth Subaccount.....................    374,686     5.18        1,939     0.00     1.35     (31.93)
Total Return Subaccount (1)...................    593,890    10.50        6,237     3.39(^)  1.35(^)    5.00

Dreyfus

Dreyfus Stock Index Subaccount................  9,933,628     6.33       62,837     1.33     1.35     (23.37)
Dreyfus Socially Responsible Growth Subaccount  1,255,269     5.44        6,829     0.20     1.35     (29.90)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................  5,543,224     5.60       31,006     0.15     1.35     (31.12)
VIP II Contrafund Subaccount..................  5,965,404     7.81       46,605     0.74     1.35     (10.64)
VIP III Growth Opportunities Subaccount.......  1,769,095     5.22        9,223     0.97     1.35     (22.90)

Janus Aspen Series

Aggressive Growth Subaccount..................  5,654,695     4.62       26,107     0.00     1.35     (28.92)
Balanced Subaccount...........................  6,980,943     9.21       64,297     2.42     1.35      (7.72)
Capital Appreciation Subaccount...............  5,496,952     6.68       36,731     0.56     1.35     (16.81)
Worldwide Growth Subaccount...................  7,157,869     6.50       46,520     0.87     1.35     (26.55)

Alger American

Mid-Cap Growth Subaccount (2).................    142,409     7.62        1,085     0.00(^)  1.35(^)  (23.80)

Lord Abbett Series Fund

Growth and Income Subaccount (3)..............    653,185     8.18        5,345     1.81(^)  1.35(^)  (18.20)
Mid-Cap Value Subaccount (1)..................    772,870     8.53        6,594     1.41(^)  1.35(^)  (14.70)

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                          For the period ended
                                          At December 31, 2002              December 31, 2002
                                    -------------------------------- ------------------------------
                                                                     Investment
                                                          Net Assets   Income    Expense     Total
MONY Custom Master Subaccounts        Units   Unit Values   (000s)     Ratio*    Ratio**   Return***
------------------------------      --------- ----------- ---------- ----------  -------   ---------

PIMCO Variable Insurance Trust

Global Bond Subaccount (2).........   410,504   $11.49     $ 4,718      2.62%(^)  1.35%(^)   14.90%
Real Return Bond Subaccount (1).... 2,100,312    11.15      23,431      3.96(^)   1.35(^)    11.50

Universal Institutional Funds, Inc.

Real Estate Growth Subaccount (3)..   378,684     8.98       3,402      7.10(^)   1.35(^)   (10.20)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 1, 2002 (commencement of operations) through December 31, 2002.
(2)For the period May 7, 2002 (commencement of operations) through December 31, 2002.
(3)For the period May 2, 2002 (commencement of operations) through December 31, 2002.

   For a unit outstanding through the period ended December 31, 2001:

                                                                        For the period ended
                                        At December 31, 2001             December 31, 2001
                                  --------------------------------- ---------------------------
                                                                    Investment
                                                         Net Assets   Income   Expense   Total
MONY Custom Master Subaccounts      Units    Unit Values   (000s)     Ratio*   Ratio** Return***
------------------------------    ---------- ----------- ---------- ---------- ------- ---------

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount  3,105,420   $11.30     $ 35,089     4.18%    1.35%     7.11%
Long Term Bond Subaccount........  4,192,071    10.86       45,533     4.30     1.35      4.93
Government Securities Subaccount.  4,360,797    11.30       49,295     3.70     1.35      5.12
Money Market Subaccount.......... 12,886,167    11.16      143,801     3.60     1.35      2.39

Enterprise Accumulation Trust

Equity Subaccount................ 10,502,861     8.53       89,610     0.00     1.35    (19.98)
Small Company Value Subaccount...  8,277,605    13.59      112,461     0.28     1.35      3.82

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                                                      For the period ended
                                                     At December 31, 2001               December 31, 2001
                                               --------------------------------- -----------------------------
                                                                                 Investment
                                                                      Net Assets   Income    Expense     Total
MONY Custom Master Subaccounts                   Units    Unit Values   (000s)     Ratio*    Ratio**   Return***
------------------------------                 ---------- ----------- ---------- ----------  -------   ---------
Managed Subaccount............................ 18,385,691   $ 9.44     $173,510     2.23%     1.35%     (12.35)%
International Growth Subaccount...............  2,239,322     8.61       19,289     0.67      1.35      (28.90)
High Yield Bond Subaccount....................  3,955,659    10.30       40,746     8.86      1.35        4.46
Growth Subaccount............................. 22,923,974    10.15      232,788     0.45      1.35      (13.84)
Growth and Income Subaccount.................. 13,764,821    10.50      144,558     0.88      1.35      (13.08)
Small Company Growth Subaccount...............  4,211,857    15.92       67,049     0.00      1.35       (5.13)
Equity Income Subaccount......................  3,446,563     9.90       34,128     1.09      1.35      (12.00)
Capital Appreciation Subaccount...............  3,879,926    11.47       44,497     0.61      1.35      (20.24)
Multi-Cap Growth Subaccount...................  5,113,498    16.30       83,370     0.00      1.35      (18.13)
Balanced Subaccount...........................  1,909,495     9.77       18,660     1.60      1.35       (5.15)
Worldwide Growth Subaccount (1)...............     44,788     8.84          396     0.00(/\)  1.35(/\)  (11.60)
Emerging Countries Subaccount (2).............     28,883     9.44          273     0.00(/\)  1.35(/\)   (5.60)
Mid-Cap Growth Subaccount (3).................    187,623     7.61        1,427     0.00(/\)  1.35(/\)  (23.90)

Dreyfus

Dreyfus Stock Index Subaccount................ 10,780,679     8.26       89,063     1.12      1.35      (13.42)
Dreyfus Socially Responsible Growth Subaccount  1,481,284     7.76       11,502     0.06      1.35      (23.77)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................  6,473,865     8.13       52,623     0.00      1.35      (18.86)
VIP II Contrafund Subaccount..................  6,410,694     8.74       56,058     0.70      1.35      (13.64)
VIP III Growth Opportunities Subaccount.......  2,122,900     6.77       14,372     0.26      1.35      (15.69)

Janus Aspen Series

Aggressive Growth Subaccount..................  7,138,296     6.50       46,382     0.00      1.35      (40.37)
Balanced Subaccount...........................  7,262,031     9.98       72,475     2.73      1.35       (5.94)
Capital Appreciation Subaccount...............  6,781,107     8.03       54,479     1.22      1.35      (22.86)
Worldwide Growth Subaccount...................  8,403,355     8.85       74,347     0.48      1.35      (23.58)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period May 10, 2001 (commencement of operations) through December 31, 2001.
(2)For the period May 15, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 7, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONYMaster and ValueMaster

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONYMaster's and ValueMaster's Subaccounts of MONY America Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                         MONYMaster
                               --------------------------------------------------------------
                                                   MONY Series Fund, Inc.
                               --------------------------------------------------------------
                                  Equity       Equity    Intermediate Long Term
                                  Growth       Income     Term Bond      Bond     Diversified
                                Subaccount   Subaccount   Subaccount  Subaccount  Subaccount
                               -----------  -----------  ------------ ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................      23,735       30,349    1,884,118    2,028,473      38,789
                               ===========  ===========  ===========  =========== ===========
Investments at cost........... $   720,439  $   672,758  $20,636,045  $26,121,475 $   610,403
                               ===========  ===========  ===========  =========== ===========
Investments in respective
  Funds, at net asset value... $   293,845  $   377,240  $22,289,115  $29,473,712 $   313,027
Amount due from MONY America..           0            0            0           44           0
Amount due from respective
  Funds.......................           0            0       14,625       15,304           0
                               -----------  -----------  -----------  ----------- -----------
       Total assets...........     293,845      377,240   22,303,740   29,489,060     313,027
                               -----------  -----------  -----------  ----------- -----------
         LIABILITIES
Amount due to MONY America....         333          420       38,978       47,027         353
Amount due to respective Funds           0            0            0           44           0
                               -----------  -----------  -----------  ----------- -----------
       Total liabilities......         333          420       38,978       47,071         353
                               -----------  -----------  -----------  ----------- -----------
Net assets.................... $   293,512  $   376,820  $22,264,762  $29,441,989 $   312,674
                               ===========  ===========  ===========  =========== ===========
Net assets consist of:
  Contractholders' net
   payments................... $(1,330,291) $(1,083,294) $ 7,820,417  $ 2,742,125 $(1,804,309)
  Undistributed net
   investment income..........   1,008,827    1,156,444   12,138,223   23,042,701   1,633,257
  Accumulated net realized
   gain on investments........   1,041,570      599,188      653,052      304,926     781,102
  Net unrealized appreciation
   (depreciation) of
   investments................    (426,594)    (295,518)   1,653,070    3,352,237    (297,376)
                               -----------  -----------  -----------  ----------- -----------
Net assets.................... $   293,512  $   376,820  $22,264,762  $29,441,989 $   312,674
                               ===========  ===========  ===========  =========== ===========
Number of units outstanding*..       7,919       10,732      929,701      962,720      10,334
                               -----------  -----------  -----------  ----------- -----------
Net asset value per unit
  outstanding*................ $     37.08  $     35.12  $     23.95  $     30.58 $     30.26
                               ===========  ===========  ===========  =========== ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

      MONYMaster                                  ValueMaster
----------------------- --------------------------------------------------------------
      MONY Series Fund, Inc.                      OCC Accumulation Trust
---------------------------------  ---------------------------------------------------
  Money     Government    Money    US Government
  Market    Securities    Market      Income        Equity    Small Cap     Managed
Subaccount  Subaccount  Subaccount  Subaccount    Subaccount  Subaccount   Subaccount
----------- ----------- ---------- ------------- -----------  ----------  ------------
 69,377,405   1,674,272   405,491        26,661       28,172      29,452       256,915
=========== =========== =========   ===========  ===========  ==========  ============
$69,377,405 $18,714,515 $ 405,491   $   278,025  $   929,981  $  712,900  $ 10,379,823
=========== =========== =========   ===========  ===========  ==========  ============
$69,377,405 $19,789,900 $ 405,491   $   298,870  $   722,046  $  633,806  $  8,419,115
          0          91         0             0            0           0            --
    198,016       4,824         0            --            0           0         4,155
----------- ----------- ---------   -----------  -----------  ----------  ------------
 69,575,421  19,794,815   405,491       298,870      722,046     633,806     8,423,270
----------- ----------- ---------   -----------  -----------  ----------  ------------
    274,938      26,484       446           324          809         711        13,501
          0          91         0             0            0           0             0
----------- ----------- ---------   -----------  -----------  ----------  ------------
    274,938      26,575       446           324          809         711        13,501
----------- ----------- ---------   -----------  -----------  ----------  ------------
$69,300,483 $19,768,240 $ 405,045   $   298,546  $   721,237  $  633,095  $  8,409,769
=========== =========== =========   ===========  ===========  ==========  ============
$28,752,059 $13,395,371 $(164,119)  $(1,229,549) $(1,454,005) $ (795,184) $(24,440,262)
 40,548,424   4,090,786   569,164     1,437,795      488,051     447,992     5,898,188
          0   1,206,698         0        69,455    1,895,126   1,059,381    28,912,551

          0   1,075,385         0        20,845     (207,935)    (79,094)   (1,960,708)
----------- ----------- ---------   -----------  -----------  ----------  ------------
$69,300,483 $19,768,240 $ 405,045   $   298,546  $   721,237  $  633,095  $  8,409,769
=========== =========== =========   ===========  ===========  ==========  ============
  3,938,569   1,317,180    25,205        13,512       20,342      17,777       179,670
----------- ----------- ---------   -----------  -----------  ----------  ------------
$     17.60 $     15.01 $   16.07   $     22.09  $     35.47  $    35.63  $      46.82
=========== =========== =========   ===========  ===========  ==========  ============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                               MONYMaster
                                -----------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
                                -----------------------------------------------------------------------
                                               Small Company                 International  High Yield
                                    Equity         Value        Managed         Growth         Bond
                                  Subaccount    Subaccount     Subaccount     Subaccount    Subaccount        Total
                                -------------  ------------- --------------  ------------- ------------  --------------
           ASSETS
Shares held in respective
  Funds........................     6,841,574     6,658,104      25,562,073     4,006,468     4,625,470
                                =============  ============  ==============   ===========  ============
Investments at cost............ $ 186,752,625  $158,750,974  $  664,864,437   $15,291,793  $ 22,237,540  $1,197,456,629
                                =============  ============  ==============   ===========  ============  ==============
Investments in respective
  Funds, at net asset value.... $  83,740,871  $114,253,061  $  390,588,482   $13,862,379  $ 18,686,901  $  773,525,266
Amount due from MONY America...           362            98           2,056             0            46           2,697
Amount due from respective
  Funds........................       285,610        30,419          41,448        16,660         9,232         620,293
                                -------------  ------------  --------------   -----------  ------------  --------------
       Total assets............    84,026,843   114,283,578     390,631,986    13,879,039    18,696,179     774,148,256
                                -------------  ------------  --------------   -----------  ------------  --------------
         LIABILITIES
Amount due to MONY America.....       384,238       158,694         479,227        32,400        29,692       1,488,575
Amount due to respective Funds.           362            98           2,056             0            46           2,697
                                -------------  ------------  --------------   -----------  ------------  --------------
       Total liabilities.......       384,600       158,792         481,283        32,400        29,738       1,491,272
                                -------------  ------------  --------------   -----------  ------------  --------------
Net assets..................... $  83,642,243  $114,124,786  $  390,150,703   $13,846,639  $ 18,666,441  $  772,656,984
                                =============  ============  ==============   ===========  ============  ==============
Net assets consist of:
  Contractholders' net
   payments.................... $ (66,599,105) $(88,278,107) $ (669,784,342)  $ 3,326,997  $  7,209,464  $ (793,716,134)
  Undistributed net
   investment income...........   177,485,629   156,962,303   1,034,772,090    12,184,687    25,460,513   1,499,325,074
  Accumulated net realized
   gain (loss) on investments..    75,767,473    89,938,503     299,438,910      (235,631)  (10,452,897)    490,979,407
  Net unrealized
   depreciation of investments.  (103,011,754)  (44,497,913)   (274,275,955)   (1,429,414)   (3,550,639)   (423,931,363)
                                -------------  ------------  --------------   -----------  ------------  --------------
Net assets..................... $  83,642,243  $114,124,786  $  390,150,703   $13,846,639  $ 18,666,441  $  772,656,984
                                =============  ============  ==============   ===========  ============  ==============
Number of units outstanding*...     3,132,647     2,417,506       9,406,774     1,447,750     1,221,698
                                -------------  ------------  --------------   -----------  ------------
Net asset value per unit
  outstanding*................. $       26.71  $      47.22  $        41.49   $      9.57  $      15.28
                                =============  ============  ==============   ===========  ============

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


                                                                 MONYMaster
                                         ---------------------------------------------------------
                                                           MONY Series Fund, Inc.
                                         ---------------------------------------------------------
                                           Equity     Equity   Intermediate Long Term
                                           Growth     Income    Term Bond      Bond     Diversified
                                         Subaccount Subaccount  Subaccount  Subaccount  Subaccount
                                         ---------- ---------- ------------ ----------  -----------
Dividend income......................... $   2,947  $  10,139   $  856,371  $1,462,353   $   7,250
Distribution from net realized gains....         0     53,526            0           0      43,306
Mortality and expense risk charges......    (5,082)    (6,138)    (274,828)   (375,494)     (4,342)
                                         ---------  ---------   ----------  ----------   ---------
Net investment income (loss)............    (2,135)    57,527      581,543   1,086,859      46,214
                                         ---------  ---------   ----------  ----------   ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
   investments..........................  (154,329)   (90,013)      96,103     (60,738)    (10,368)
  Net change in unrealized appreciation
   (depreciation) of investments........    41,006    (53,835)   1,009,836   2,453,103    (102,910)
                                         ---------  ---------   ----------  ----------   ---------
Net realized and unrealized gain (loss)
  on investments........................  (113,323)  (143,848)   1,105,939   2,392,365    (113,278)
                                         ---------  ---------   ----------  ----------   ---------
Net increase (decrease) in net assets
  resulting from operations............. $(115,458) $ (86,321)  $1,687,482  $3,479,224   $ (67,064)
                                         =========  =========   ==========  ==========   =========

                      See notes to financial statements.

      MONYMaster                               ValueMaster
---------------------  ----------------------------------------------------------
     MONY Series Fund, Inc.                    OCC Accumulation Trust
--------------------------------  -----------------------------------------------
  Money     Government   Money    US Government
  Market    Securities   Market      Income       Equity   Small Cap    Managed
Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount
----------  ---------- ---------- ------------- ---------- ---------- -----------
$1,127,551  $ 559,485   $ 8,623      $11,955    $   7,233  $     556  $   209,930
         0          0         0        1,280        6,455    120,685            0
  (945,221)  (228,739)   (7,196)      (3,558)     (10,280)    (9,450)    (128,990)
----------  ---------   -------      -------    ---------  ---------  -----------
   182,330    330,746     1,427        9,677        3,408    111,791       80,940
----------  ---------   -------      -------    ---------  ---------  -----------
         0    255,473         0        1,353       (7,197)    20,273     (321,489)

         0    331,637         0       11,903     (205,589)  (316,622)  (1,829,283)
----------  ---------   -------      -------    ---------  ---------  -----------
         0    587,110         0       13,256     (212,786)  (296,349)  (2,150,772)
----------  ---------   -------      -------    ---------  ---------  -----------
$  182,330  $ 917,856   $ 1,427      $22,933    $(209,378) $(184,558) $(2,069,832)
==========  =========   =======      =======    =========  =========  ===========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2002


                                                            MONYMaster
                               --------------------------------------------------------------------
                                                   Enterprise Accumulation Trust
                               --------------------------------------------------------------------
                                             Small Company                International  High Yield
                                  Equity         Value        Managed        Growth         Bond
                                Subaccount    Subaccount     Subaccount    Subaccount    Subaccount      Total
                               ------------  ------------- -------------  ------------- -----------  -------------
Dividend income............... $          0  $    483,688  $   4,457,872  $    111,105  $ 1,799,462  $  11,116,520
Distribution from net
  realized gains..............           --     3,654,676              0             0            0      3,879,928
Mortality and expense risk
  charges.....................   (1,442,327)   (1,766,720)    (6,440,620)     (230,857)    (259,985)   (12,139,827)
                               ------------  ------------  -------------  ------------  -----------  -------------
Net investment income (loss)..   (1,442,327)    2,371,644     (1,982,748)     (119,752)   1,539,477      2,856,621
                               ------------  ------------  -------------  ------------  -----------  -------------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................  (43,070,289)  (16,224,036)  (130,087,538)  (10,875,234)  (1,584,446)  (202,112,475)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (244,857)   (1,316,884)    (7,970,924)    6,976,986      (41,188)    (1,257,621)
                               ------------  ------------  -------------  ------------  -----------  -------------
Net realized and unrealized
  loss on investments.........  (43,315,146)  (17,540,920)  (138,058,462)   (3,898,248)  (1,625,634)  (203,370,096)
                               ------------  ------------  -------------  ------------  -----------  -------------
Net decrease in net assets
  resulting from operations... $(44,757,473) $(15,169,276) $(140,041,210) $ (4,018,000) $   (86,157) $(200,513,475)
                               ============  ============  =============  ============  ===========  =============

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                                          MONYMaster
                                                           -----------------------------------------------
                                                                                    MONY Series Fund, Inc.
                                                           -----------------------------------------------
                                                                Equity Growth           Equity Income
                                                                 Subaccount              Subaccount
                                                           ----------------------  ----------------------
                                                              2002        2001        2002        2001
                                                           ----------  ----------  ----------  ----------
From operations:
  Net investment income (loss)............................ $   (2,135) $  257,906  $   57,527  $   68,981
  Net realized gain (loss) on investments.................   (154,329)    (67,614)    (90,013)    (30,149)
  Net change in unrealized appreciation (depreciation) of
   investments............................................     41,006    (335,272)    (53,835)   (128,357)
                                                           ----------  ----------  ----------  ----------
Net increase (decrease) in net assets resulting from
 operations...............................................   (115,458)   (144,980)    (86,321)    (89,525)
                                                           ----------  ----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of units.................        912       3,371       2,979       4,772
  Net asset value of units redeemed or used to meet
   contract obligations...................................   (113,846)   (142,851)   (127,400)   (121,992)
                                                           ----------  ----------  ----------  ----------
Net increase (decrease) from unit transactions............   (112,934)   (139,480)   (124,421)   (117,220)
                                                           ----------  ----------  ----------  ----------
Net increase (decrease) in net assets.....................   (228,392)   (284,460)   (210,742)   (206,745)
Net assets beginning of year..............................    521,904     806,364     587,562     794,307
                                                           ----------  ----------  ----------  ----------
Net assets end of year*................................... $  293,512  $  521,904  $  376,820  $  587,562
                                                           ==========  ==========  ==========  ==========
Unit transactions:
Units outstanding beginning of year.......................     10,748      13,226      14,022      16,657
Units issued during the year..............................         22          27          79          71
Units redeemed during the year............................     (2,851)     (2,505)     (3,369)     (2,706)
                                                           ----------  ----------  ----------  ----------
Units outstanding end of year.............................      7,919      10,748      10,732      14,022
                                                           ==========  ==========  ==========  ==========
----------
*Includes undistributed net investment income of:          $1,008,827  $1,010,962  $1,156,444  $1,098,917
                                                           ==========  ==========  ==========  ==========




                                                            Intermediate Term Bond
                                                                  Subaccount
                                                           ------------------------
                                                               2002         2001
                                                           -----------  -----------
From operations:
  Net investment income (loss)............................ $   581,543  $   924,774
  Net realized gain (loss) on investments.................      96,103      (79,625)
  Net change in unrealized appreciation (depreciation) of
   investments............................................   1,009,836      710,499
                                                           -----------  -----------
Net increase (decrease) in net assets resulting from
 operations...............................................   1,687,482    1,555,648
                                                           -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units.................   4,314,951    2,716,851
  Net asset value of units redeemed or used to meet
   contract obligations...................................  (5,841,459)  (5,575,091)
                                                           -----------  -----------
Net increase (decrease) from unit transactions............  (1,526,508)  (2,858,240)
                                                           -----------  -----------
Net increase (decrease) in net assets.....................     160,974   (1,302,592)
Net assets beginning of year..............................  22,103,788   23,406,380
                                                           -----------  -----------
Net assets end of year*................................... $22,264,762  $22,103,788
                                                           ===========  ===========
Unit transactions:
Units outstanding beginning of year.......................     996,810    1,131,476
Units issued during the year..............................     189,358      124,384
Units redeemed during the year............................    (256,467)    (259,050)
                                                           -----------  -----------
Units outstanding end of year.............................     929,701      996,810
                                                           ===========  ===========
----------
*Includes undistributed net investment income of:          $12,138,223  $11,556,680
                                                           ===========  ===========

                      See notes to financial statements.

                                              MONYMaster
------------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------
     Long Term Bond             Diversified              Money Market           Government Securities
       Subaccount               Subaccount                Subaccount                 Subaccount
------------------------  ----------------------  --------------------------  ------------------------
    2002         2001        2002        2001         2002          2001          2002         2001
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
$ 1,086,859  $ 1,431,135  $   46,214  $  134,668  $    182,330  $  2,291,950  $   330,746  $   647,071
    (60,738)    (617,730)    (10,368)   (156,609)            0             0      255,473       63,408

  2,453,103      878,774    (102,910)   (108,306)            0             0      331,637      156,519
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------

  3,479,224    1,692,179     (67,064)   (130,247)      182,330     2,291,950      917,856      866,998
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
  3,205,274    2,604,726       1,311      25,223    51,853,245    51,874,204    8,197,758    5,237,891

 (9,745,046)  (8,928,136)     (7,177)   (554,264)  (65,423,565)  (67,950,276)  (7,357,228)  (7,377,001)
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
 (6,539,772)  (6,323,410)     (5,866)   (529,041)  (13,570,320)  (16,076,072)     840,530   (2,139,110)
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
 (3,060,548)  (4,631,231)    (72,930)   (659,288)  (13,387,990)  (13,784,122)   1,758,386   (1,272,112)
 32,502,537   37,133,768     385,604   1,044,892    82,688,473    96,472,595   18,009,854   19,281,966
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
$29,441,989  $32,502,537  $  312,674  $  385,604  $ 69,300,483  $ 82,688,473  $19,768,240  $18,009,854
===========  ===========  ==========  ==========  ============  ============  ===========  ===========
  1,197,470    1,436,552      10,523      23,813     4,710,722     5,634,325    1,263,084    1,423,653
    118,339       97,117          39         528     2,999,488     2,983,539      561,080      368,836
   (353,089)    (336,199)       (228)    (13,818)   (3,771,641)   (3,907,142)    (506,984)    (529,405)
-----------  -----------  ----------  ----------  ------------  ------------  -----------  -----------
    962,720    1,197,470      10,334      10,523     3,938,569     4,710,722    1,317,180    1,263,084
===========  ===========  ==========  ==========  ============  ============  ===========  ===========

$23,042,701  $21,955,842  $1,633,257  $1,587,043  $ 40,548,424  $ 40,366,094  $ 4,090,786  $ 3,760,040
===========  ===========  ==========  ==========  ============  ============  ===========  ===========

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                           ValueMaster
                               -------------------------------------------------------------------
                               MONY Series Fund, Inc.             OCC Accumulation Trust
                               --------------------   ---------------------------------------------
                                                           US Government
                                   Money Market               Income                  Equity
                                    Subaccount              Subaccount              Subaccount
                               --------------------   ----------------------  ---------------------
                                  2002        2001       2002        2001        2002       2001
                               ---------   ---------  ----------  ----------  ---------  ----------
From operations:
 Net investment income (loss). $   1,427   $  25,164  $    9,677  $   19,837  $   3,408  $    3,280
 Net realized gain (loss) on
   investments................         0           0       1,353      10,156     (7,197)    (36,415)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................         0           0      11,903      14,029   (205,589)    (67,461)
                               ---------   ---------  ----------  ----------  ---------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     1,427      25,164      22,933      44,022   (209,378)   (100,596)
                               ---------   ---------  ----------  ----------  ---------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    67,142     644,526       4,300     154,708     10,286       1,473
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (379,086)   (753,817)    (32,678)   (537,109)   (59,090)   (333,608)
                               ---------   ---------  ----------  ----------  ---------  ----------
Net decrease from unit
 transactions.................  (311,944)   (109,291)    (28,378)   (382,401)   (48,804)   (332,135)
                               ---------   ---------  ----------  ----------  ---------  ----------
Net decrease in net assets....  (310,517)    (84,127)     (5,445)   (338,379)  (258,182)   (432,731)
Net assets beginning of year..   715,562     799,689     303,991     642,370    979,419   1,412,150
                               ---------   ---------  ----------  ----------  ---------  ----------
Net assets end of year*....... $ 405,045   $ 715,562  $  298,546  $  303,991  $ 721,237  $  979,419
                               =========   =========  ==========  ==========  =========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    44,634      51,138      14,903      33,160     21,432      28,360
Units issued during the year..     4,183      40,701         197       7,912        209         102
Units redeemed during the year   (23,612)    (47,205)     (1,588)    (26,169)    (1,299)     (7,030)
                               ---------   ---------  ----------  ----------  ---------  ----------
Units outstanding end of year.    25,205      44,634      13,512      14,903     20,342      21,432
                               =========   =========  ==========  ==========  =========  ==========
----------
*Includes undistributed net
 investment income of:         $ 569,164   $ 567,737  $1,437,795  $1,428,118  $ 488,051  $  484,643
                               =========   =========  ==========  ==========  =========  ==========

                      See notes to financial statements.

                  ValueMaster
-----------------------------------------------  ----------------------------
             OCC Accumulation Trust
-----------------------------------------------  ----------------------------

      Small Cap                 Managed                     Equity
      Subaccount              Subaccount                  Subaccount
---------------------  ------------------------  ---------------------------
   2002       2001         2002         2001         2002           2001
---------  ----------  -----------  -----------  ------------  -------------
$ 111,791  $   65,200  $    80,940  $   164,035  $ (1,442,327) $  28,057,489
   20,273      77,538     (321,489)     198,427   (43,070,289)   (57,410,590)
 (316,622)    (98,752)  (1,829,283)  (1,221,775)     (244,857)   (21,193,044)
---------  ----------  -----------  -----------  ------------  -------------
 (184,558)     43,986   (2,069,832)    (859,313)  (44,757,473)   (50,546,145)
---------  ----------  -----------  -----------  ------------  -------------
    8,102      18,189       77,426       21,284     9,459,116     14,859,657
  (82,655)   (314,843)  (1,805,292)  (2,527,834)  (39,158,335)   (73,755,632)
---------  ----------  -----------  -----------  ------------  -------------
  (74,553)   (296,654)  (1,727,866)  (2,506,550)  (29,699,219)   (58,895,975)
---------  ----------  -----------  -----------  ------------  -------------
 (259,111)   (252,668)  (3,797,698)  (3,365,863)  (74,456,692)  (109,442,120)
  892,206   1,144,874   12,207,467   15,573,330   158,098,935    267,541,055
---------  ----------  -----------  -----------  ------------  -------------
$ 633,095  $  892,206  $ 8,409,769  $12,207,467  $ 83,642,243  $ 158,098,935
=========  ==========  ===========  ===========  ============  =============
   19,385      26,606      214,023      256,327     4,125,642      5,595,324
      214         368        1,806          326       294,778        368,948
   (1,822)     (7,589)     (36,159)     (42,630)   (1,287,773)    (1,838,630)
---------  ----------  -----------  -----------  ------------  -------------
   17,777      19,385      179,670      214,023     3,132,647      4,125,642
=========  ==========  ===========  ===========  ============  =============

$ 447,992  $  336,201  $ 5,898,188  $ 5,817,248  $177,485,629  $ 178,927,956
=========  ==========  ===========  ===========  ============  =============




       Small Company
           Value                        Managed
        Subaccount                    Subaccount
--------------------------  ------------------------------
    2002          2001           2002            2001
------------  ------------  --------------  --------------
$  2,371,644  $ 41,086,969  $   (1,982,748) $   44,447,523
 (16,224,036)   (6,102,720)   (130,087,538)   (221,906,268)
  (1,316,884)  (28,249,710)     (7,970,924)     63,695,832
------------  ------------  --------------  --------------
 (15,169,276)    6,734,539    (140,041,210)   (113,762,913)
------------  ------------  --------------  --------------
   7,370,585     8,190,966      11,658,515      20,785,164
 (38,976,375)  (50,160,771)   (153,769,955)   (234,399,280)
------------  ------------  --------------  --------------
 (31,605,790)  (41,969,805)   (142,111,440)   (213,614,116)
------------  ------------  --------------  --------------
 (46,775,066)  (35,235,266)   (282,152,650)   (327,377,029)
 160,899,852   196,135,118     672,303,353     999,680,382
------------  ------------  --------------  --------------
$114,124,786  $160,899,852  $  390,150,703  $  672,303,353
============  ============  ==============  ==============
   3,054,705     3,867,795      12,609,907      16,443,234
     141,977       158,313         250,579         364,135
    (779,176)     (971,403)     (3,453,712)     (4,197,462)
------------  ------------  --------------  --------------
   2,417,506     3,054,705       9,406,774      12,609,907
============  ============  ==============  ==============

$156,962,303  $154,590,659  $1,034,772,090  $1,036,754,838
============  ============  ==============  ==============

                                 MONY AMERICA

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                                           MONYMaster
                                      ----------------------------------------------------
                                                  Enterprise Accumulation Trust
                                      ----------------------------------------------------
                                         International Growth          High Yield Bond
                                              Subaccount                 Subaccount                      Total
                                      --------------------------  ------------------------  ------------------------------
                                          2002          2001          2002         2001          2002            2001
                                      ------------  ------------  -----------  -----------  --------------  --------------
From operations:
 Net investment income (loss)........ $   (119,752) $  2,626,225  $ 1,539,477  $ 2,056,298  $    2,856,621  $  124,308,505
 Net realized loss on investments....  (10,875,234)  (13,919,674)  (1,584,446)  (2,023,320)   (202,112,475)   (302,001,185)
 Net change in unrealized
   appreciation (depreciation) of
   investments.......................    6,976,986      (123,900)     (41,188)   1,330,161      (1,257,621)     15,259,237
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net increase (decrease) in net
 assets resulting from operations....   (4,018,000)  (11,417,349)     (86,157)   1,363,139    (200,513,475)   (162,433,443)
                                      ------------  ------------  -----------  -----------  --------------  --------------
From unit transactions:
 Net proceeds from the issuance of
   units.............................   16,368,522    11,780,598      987,238    1,617,334     113,587,662     120,540,937
 Net asset value of units redeemed
   or used to meet contract
   obligations.......................  (21,098,712)  (22,470,951)  (5,703,464)  (9,747,137)   (349,681,363)   (485,650,593)
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net decrease from unit transactions..   (4,730,190)  (10,690,353)  (4,716,226)  (8,129,803)   (236,093,701)   (365,109,656)
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net decrease in net assets...........   (8,748,190)  (22,107,702)  (4,802,383)  (6,766,664)   (436,607,176)   (527,543,099)
Net assets beginning of year.........   22,594,829    44,702,531   23,468,824   30,235,488   1,209,264,160   1,736,807,259
                                      ------------  ------------  -----------  -----------  --------------  --------------
Net assets end of year*.............. $ 13,846,639  $ 22,594,829  $18,666,441  $23,468,824  $  772,656,984  $1,209,264,160
                                      ============  ============  ===========  ===========  ==============  ==============
Unit transactions:
Units outstanding beginning of year..    1,878,354     2,646,801    1,540,180    2,074,927
Units issued during the year.........    1,593,299       868,813       71,190      106,655
Units redeemed during the year.......   (2,023,903)   (1,637,260)    (389,672)    (641,402)
                                      ------------  ------------  -----------  -----------
Units outstanding end of year........    1,447,750     1,878,354    1,221,698    1,540,180
                                      ============  ============  ===========  ===========
----------
*Includes undistributed net
 investment income of:                $ 12,184,687  $ 12,304,439  $25,460,513  $23,921,036  $1,499,325,074  $1,496,468,453
                                      ============  ============  ===========  ===========  ==============  ==============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

   There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2002, the amounts deducted for such purposes for all MONYMaster subaccounts was $207,218,083 and for ValueMaster subaccounts was $1,547,778

   MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the MONYMaster and ValueMaster subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2002 were as follows:

                                           Cost of Shares
                                              Acquired     Proceeds
                                             (Excludes    from Shares
          MONYMaster Subaccounts           Reinvestments)  Redeemed
          ----------------------           -------------- ------------

          MONY Series Fund, Inc.
          Equity Growth Portfolio.........  $       833   $    118,838
          Equity Income Portfolio.........        2,869        133,367
          Intermediate Term Bond Portfolio    3,298,903      5,089,447
          Long Term Bond Portfolio........    1,929,155      8,832,597
          Diversified Portfolio...........        1,280         11,373
          Money Market Portfolio..........   31,961,251     46,451,160
          Government Securities Portfolio.    6,277,361      5,654,996

          Enterprise Accumulation Trust
          Equity Portfolio................    8,141,831     39,283,706
          Small Company Value Portfolio...    5,077,289     38,419,111
          Managed Portfolio...............    7,109,781    155,637,260
          International Growth Portfolio..   16,113,806     21,072,860
          High Yield Bond Portfolio.......      708,549      5,678,761

          ValueMaster Subaccounts
          -----------------------

          MONY Series Fund, Inc.
          Money Market Portfolio..........       67,144        386,311

          OCC Accumulation Trust
          US Government Income Portfolio..        4,300         36,099
          Equity Portfolio................        9,030         67,906
          Small Cap Portfolio.............        9,620         93,449
          Managed Portfolio...............       89,210      1,944,214

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2002:

                                        At December 31, 2002       For the year ended December 31, 2002
                                  -------------------------------- ----------------------------------
                                                                   Investment
                                                        Net Assets   Income      Expense      Total
MONYMaster Subaccounts              Units   Unit Values   (000s)     Ratio*      Ratio**    Return***
----------------------            --------- ----------- ---------- ----------    -------    ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.........     7,919   $37.08     $    294     0.72%       1.25%      (23.64)%
Equity Income Subaccount.........    10,732    35.12          377     2.06        1.25       (16.18)
Intermediate Term Bond Subaccount   929,701    23.95       22,265     3.90        1.25         8.03
Long Term Bond Subaccount........   962,720    30.58       29,442     4.87        1.25        12.68
Diversified Subaccount...........    10,334    30.26          313     2.09        1.25       (17.41)
Money Market Subaccount.......... 3,938,569    17.60       69,300     1.49        1.25         0.28
Government Securities Subaccount. 1,317,180    15.01       19,768     3.06        1.25         5.26

Enterprise Accumulation Trust
Equity Subaccount................ 3,132,647    26.71       83,642     0.00        1.25       (30.30)
Small Company Value Subaccount... 2,417,506    47.22      114,125     0.34        1.25       (10.35)
Managed Subaccount............... 9,406,774    41.49      390,151     0.87        1.25       (22.19)
International Growth Subaccount.. 1,447,750     9.57       13,847     0.60        1.25       (20.45)
High Yield Bond Subaccount....... 1,221,698    15.28       18,666     8.65        1.25         0.26

ValueMaster Subaccounts
-----------------------

MONY Series Fund, Inc.
Money Market Subaccount..........    25,205    16.07          405     1.50        1.25         0.25

OCC Accumulation Trust
US Government Income Subaccount..    13,512    22.09          299     4.20        1.25         8.28
Equity Subaccount................    20,342    35.47          721     0.88        1.25       (22.39)
Small Cap Subaccount.............    17,777    35.63          633     0.07        1.25       (22.58)
Managed Subaccount...............   179,670    46.82        8,410     2.03        1.25       (17.92)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                                 MONY AMERICA

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



   For a unit outstanding throughout the year ended December 31, 2001:

                                        At December 31, 2001        For the year ended December 31, 2001
                                  --------------------------------- ----------------------------------
                                                                    Investment
                                                         Net Assets   Income      Expense      Total
MONYMaster Subaccounts              Units    Unit Values   (000s)     Ratio*      Ratio**    Return***
----------------------            ---------- ----------- ---------- ----------    -------    ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.........     10,748   $48.56     $    522     0.00%       1.25%      (20.35)%
Equity Income Subaccount.........     14,022    41.90          588     1.74        1.25       (12.12)
Intermediate Term Bond Subaccount    996,810    22.17       22,104     5.36        1.25         7.15
Long Term Bond Subaccount........  1,197,470    27.14       32,503     5.37        1.25         4.99
Diversified Subaccount...........     10,523    36.64          386     1.03        1.25       (16.50)
Money Market Subaccount..........  4,710,722    17.55       82,688     3.77        1.25         2.51
Government Securities Subaccount.  1,263,084    14.26       18,010     4.92        1.25         5.32

Enterprise Accumulation Trust
Equity Subaccount................  4,125,642    38.32      158,099     0.00        1.25       (19.87)
Small Company Value Subaccount...  3,054,705    52.67      160,900    24.26        1.25         3.87
Managed Subaccount............... 12,609,907    53.32      672,303     6.79        1.25       (12.30)
International Growth Subaccount..  1,878,354    12.03       22,595     9.95        1.25       (28.77)
High Yield Bond Subaccount.......  1,540,180    15.24       23,469     8.87        1.25         4.60

ValueMaster Subaccounts
-----------------------

MONY Series Fund, Inc.
Money Market Subaccount..........     44,634    16.03          716     3.75        1.25         2.49

OCC Accumulation Trust
US Government Income Subaccount..     14,903    20.40          304     4.42        1.25         5.32
Equity Subaccount................     21,432    45.70          979     1.53        1.25        (8.21)
Small Cap Subaccount.............     19,385    46.02          892     8.31        1.25         6.95
Managed Subaccount...............    214,023    57.04       12,207     2.43        1.25        (6.12)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account A

   In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account A at December 31, 2002, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account A

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2002


                            ASSETS
         Investments at cost.......................... $ 3,365,312,234
                                                       ===============
         Investments in Funds, at net asset value..... $ 2,352,366,979
         Amounts due from MONY America................         332,134
         Amounts due from Funds.......................         912,574
                                                       ---------------
                Total assets..........................   2,353,611,687
                                                       ---------------
                          LIABILITIES
         Amounts due to MONY America..................       3,709,366
         Amounts due to Funds.........................         332,134
                                                       ---------------
                Total liabilities.....................       4,041,500
                                                       ---------------
         Net assets................................... $ 2,349,570,187
                                                       ===============
         Net assets consist of:
          Contractholders' net payments............... $ 1,473,419,361
          Undistributed net investment income.........   1,707,552,449
          Accumulated net realized gain on investments     181,543,632
          Net unrealized depreciation of investments..  (1,012,945,255)
                                                       ---------------
         Net assets................................... $ 2,349,570,187
                                                       ===============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account A

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


                 Dividend income................ $  32,625,560
                 Distribution from net
                   realized gains...............     7,728,122
                 Mortality and expense risk
                   charges......................   (35,073,662)
                                                 -------------
                 Net investment income..........     5,280,020
                                                 -------------
                 Realized and unrealized loss
                   on investments:
                   Net realized loss on
                    investments.................  (391,226,561)
                   Net change in unrealized
                    depreciation of investments.  (143,212,471)
                                                 -------------
                 Net realized and unrealized
                   loss on investments..........  (534,439,032)
                                                 -------------
                 Net decrease in net assets
                   resulting from operations.... $(529,159,012)
                                                 =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account A

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                      For the years ended December 31,


                                             2002            2001
                                        --------------  --------------
         From operations:
          Net investment income........ $    5,280,020  $  185,860,386
          Net realized loss on
            investments................   (391,226,561)   (439,486,648)
          Net change in unrealized
            depreciation of investments   (143,212,471)   (167,974,773)
                                        --------------  --------------
         Net decrease in net assets
          resulting from operations....   (529,159,012)   (421,601,035)
                                        --------------  --------------
         From unit transactions:
          Net proceeds from the
            issuance of units of
            subaccounts................    794,765,727     823,639,883
          Net asset value of units
            redeemed or used to meet
            contract obligations of
            subaccounts................   (933,080,298)   (943,711,043)
                                        --------------  --------------
         Net decrease from unit
          transactions of subaccounts..   (138,314,571)   (120,071,160)
                                        --------------  --------------
         Net decrease in net assets....   (667,473,583)   (541,672,195)
         Net assets beginning of year..  3,017,043,770   3,558,715,965
                                        --------------  --------------
         Net assets end of year*....... $2,349,570,187  $3,017,043,770
                                        ==============  ==============
         ----------
         * Includes undistributed net
           investment income of:        $1,707,552,449  $1,702,272,429
                                        ==============  ==============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account A

                    NOTES TO COMBINED FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity, collectively the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Annuity Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twelve MONYMaster subaccounts, five ValueMaster subaccounts, thirty-five MONY Custom Master subaccounts and thirty five MONY Variable Annuity subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the Alger American Fund, the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, INVESCO Variable Insurance Funds, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, MONY Series Fund, Inc. (the "Fund"), OCC Accumulation Trust, The Universal Institutional Funds, Inc., PBHG Insurance Series Funds, PIMCO Variable Insurance Trust, and the Universal Institutional Funds, Inc., (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Annuity Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2002 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment

                                 MONY AMERICA

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2002, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $385,912,058.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 1.20% to 2.20 % of the average daily net assets of each of the respective subaccounts within the Variable Account. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY America received $644,938 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

At December 31, 2002, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

           The Alger American Fund
           Balanced Subaccount........................... $ 2,874,266
           Mid Cap Growth Subaccount.....................   3,175,940

           Dreyfus
           Dreyfus Stock Index Subaccount................  62,837,287
           Dreyfus Socially Responsible Growth Subaccount   6,828,544

                                 MONY AMERICA

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



            Enterprise Accumulation Trust
            Balanced Subaccount....................... $ 14,964,781
            Capital Appreciation Subaccount...........   32,234,296
            Emerging Countries Subaccount.............      639,291
            Equity Subaccount.........................  135,196,295
            Equity Income Subaccount..................   31,072,347
            Growth and Income Subaccount..............   89,442,710
            Growth Subaccount.........................  161,010,227
            Global Socially Responsive Subaccount.....      235,937
            International Growth Subaccount...........   27,745,687
            High Yield Bond Subaccount................   58,858,713
            Managed Subaccount........................  505,448,906
            Mid Cap Growth Subaccount.................    1,939,404
            Multi-Cap Growth Subaccount...............   41,582,917
            Small Company Growth Subaccount...........   52,163,406
            Small Company Value Subaccount............  228,225,278
            Total Return Subaccount...................   11,181,825
            Worldwide Growth Subaccount...............      643,060

            Fidelity Variable Insurance Products Funds
            VIP Growth Subaccount.....................   31,005,791
            VIP II Contrafund Subaccount..............   46,605,133
            VIP III Growth Opportunities Subaccount...    9,222,972

            INVESCO Variable Investment Funds
            Financial Services Subaccount.............      710,922
            Health Sciences Subaccount................    1,274,686
            Telecommunications Subaccount.............      385,147

            Janus Aspen Series
            Aggressive Growth Subaccount..............   26,107,171
            Balanced Subaccount.......................   64,296,841
            Capital Appreciation Subaccount...........   37,878,552
            Flexible Income Subaccount................    5,111,415
            International Growth Subaccount...........    4,656,984
            Worldwide Growth Subaccount...............   46,520,009

            Lord Abbett Series Fund
            Bond Debenture Subaccount.................    2,188,537
            Growth and Income Subaccount..............   10,483,870
            Mid-Cap Value Subaccount..................   12,303,585

            MFS Variable Insurance Trust
            Mid Cap Growth Subaccount.................      761,907
            New Discovery Subaccount..................    2,140,202
            Total Return Subaccount...................    6,177,783
            Utilities Subaccount......................      583,628

                                 MONY AMERICA

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



          MONY Series Fund, Inc.
          Equity Growth Subaccount..................... $      293,512
          Equity Income Subaccount.....................        376,820
          Diversified Subaccount.......................        312,674
          Government Securities Subaccount.............    107,765,762
          Intermediate Term Bond Subaccount............     69,074,769
          Long Term Bond Subaccount....................     88,695,049
          Money Market Subaccount......................    228,741,623

          OCC Accumulation Trust
          US Government Income Subaccount..............        298,546
          Equity Subaccount............................        721,237
          Small Cap Subaccount.........................        633,095
          Managed Subaccount...........................      8,409,769

          The Universal Institutional Funds, Inc.
          Emerging Markets Equity Subaccount...........        816,546
          Global Value Equity Subaccount...............      1,729,311
          U.S. Real Estate Subaccount..................      2,801,811

          PBHG Insurance Series Funds
          Mid-Cap Value Subaccount.....................      5,424,054
          Select Value Subaccount......................      1,652,813

          PIMCO Variable Insurance Trust
          Global Bond Subaccount.......................      7,155,674
          Real Return Subaccount.......................     37,259,157
          StocksPlus Growth and Income Subaccount......      7,289,614

          Universal Institutional Funds, Inc.
          Real Estate Growth Subaccount................      3,402,099
                                                        --------------

          Total Net Assets--Combined Variable Account A $2,349,570,187
                                                        ==============

   During the year ended December 31, 2002, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $654,286,304 and $826,814,092, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

   In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, statements of changes in shareholder's equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 2 to the financial statements, the Company changed its method of accounting for long-lived assets in 2002.

PricewaterhouseCoopers LLP
New York, New York
February 6, 2003

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                BALANCE SHEETS

                          December 31, 2002 and 2001

                                                                                                         2002     2001
                                                                                                       -------- --------
                                                                                                        ($ in millions)
                                                ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5)................................. $1,537.4 $1,220.9
 Mortgage loans on real estate (Note 6)...............................................................    357.9    132.8
 Policy loans.........................................................................................     79.8     71.6
 Real estate to be disposed of........................................................................      0.1      2.3
 Real estate held for investment......................................................................      2.3      3.7
 Other invested assets................................................................................     11.4     16.4
                                                                                                       -------- --------
                                                                                                        1,988.9  1,447.7
Cash and cash equivalents.............................................................................     33.2    102.6
Accrued investment income.............................................................................     27.9     22.3
Amounts due from reinsurers...........................................................................     54.0     34.8
Deferred policy acquisition costs (Note 7)............................................................    617.4    564.6
Current federal income taxes..........................................................................     47.6     24.9
Other assets..........................................................................................      4.3     22.8
Separate account assets...............................................................................  2,911.3  3,589.0
                                                                                                       -------- --------
       Total assets................................................................................... $5,684.6 $5,808.7
                                                                                                       ======== ========
                                 LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits................................................................................ $  179.6 $  156.8
Policyholders' account balances.......................................................................  1,612.0  1,269.5
Other policyholders' liabilities......................................................................     89.2     77.2
Accounts payable and other liabilities................................................................     67.8     99.6
Note payable to affiliate.............................................................................     42.2     44.6
Deferred federal income taxes (Note 8)................................................................    142.6     85.0
Separate account liabilities..........................................................................  2,911.3  3,589.0
                                                                                                       -------- --------
       Total liabilities..............................................................................  5,044.7  5,321.7
Commitments and contingencies (Note 12)
Common stock $1.00 par value; 5.0 million shares authorized, 2.5 million shares issued and outstanding      2.5      2.5
Capital in excess of par..............................................................................    499.7    349.7
Retained earnings.....................................................................................    113.0    130.1
Accumulated other comprehensive income................................................................     24.7      4.7
                                                                                                       -------- --------
       Total shareholder's equity.....................................................................    639.9    487.0
                                                                                                       -------- --------
       Total liabilities and shareholder's equity..................................................... $5,684.6 $5,808.7
                                                                                                       ======== ========

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 Years Ended December 31, 2002, 2001, and 2000

                                                                                                2002    2001   2000
                                                                                               ------  ------ ------
                                                                                                  ($ in millions)
Revenues:
Universal life and investment-type product policy fees........................................ $153.8  $159.7 $158.2
Premiums......................................................................................   89.5    56.3   37.3
Net investment income (Note 4)................................................................  107.5    91.2   90.4
Net realized (losses) gains on investments (Note 4)...........................................  (10.2)    5.3   (5.1)
Other income..................................................................................   16.8    17.9   14.4
                                                                                               ------  ------ ------
                                                                                                357.4   330.4  295.2
                                                                                               ------  ------ ------
Benefits and Expenses:
Benefits to policyholders.....................................................................  127.8    97.9   68.1
Interest credited to policyholders' account balances..........................................   75.8    65.9   62.4
Amortization of deferred policy acquisition costs.............................................   81.8    62.1   48.8
Other operating costs and expenses............................................................   97.1   101.3   88.6
                                                                                               ------  ------ ------
                                                                                                382.5   327.2  267.9
                                                                                               ------  ------ ------
(Loss)/income from continuing operations before income taxes..................................  (25.1)    3.2   27.3
Income tax (benefit)/expense..................................................................   (8.8)    1.4    8.0
                                                                                               ------  ------ ------
(Loss)/income from continuing operations......................................................  (16.3)    1.8   19.3
Discontinued operations: loss from real estate to be disposed of, net of income tax benefit of
  $0.4 million................................................................................   (0.8)     --     --
                                                                                               ------  ------ ------
Net (loss)/income.............................................................................  (17.1)    1.8   19.3
Other comprehensive income, net (Note 4)......................................................   20.0     5.7    6.3
                                                                                               ------  ------ ------
Comprehensive income.......................................................................... $  2.9  $  7.5 $ 25.6
                                                                                               ======  ====== ======



                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 Years Ended December 31, 2002, 2001 and 2000

                                                                                          Accumulated
                                                                       Capital               Other         Total
                                                               Common In Excess Retained Comprehensive Shareholder's
                                                               Stock   of Par   Earnings Income/(Loss)    Equity
                                                               ------ --------- -------- ------------- -------------
                                                                                  ($ in millions)
Balance, December 31, 1999....................................  $2.5   $199.7    $109.0      $(7.3)       $303.9
Capital contributions.........................................           50.0                               50.0
Comprehensive income:
 Net income...................................................                     19.3                     19.3
 Other comprehensive income:
   Unrealized gains on investments, net of unrealized losses,
     reclassification adjustments, and taxes (Note 4).........                                 6.3           6.3
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                              25.6
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2000....................................   2.5    249.7     128.3       (1.0)        379.5
Capital contributions.........................................          100.0                              100.0
Comprehensive income:
 Net income...................................................                      1.8                      1.8
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                 5.7           5.7
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                               7.5
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2001....................................   2.5    349.7     130.1        4.7         487.0
Capital contributions.........................................          150.0                              150.0
Comprehensive income:
 Net (loss)...................................................                    (17.1)                   (17.1)
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                20.0          20.0
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                               2.9
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2002....................................  $2.5   $499.7    $113.0      $24.7        $639.9
                                                                ====   ======    ======      =====        ======


                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS

                 Years Ended December 31, 2002, 2001 and 2000

                                                                                                2002     2001      2000
                                                                                              -------  -------  ---------
                                                                                                    ($ in millions)
Cash flows from operating activities (Note 2):
Net (loss) income............................................................................ $ (17.1) $   1.8  $    19.3
Adjustments to reconcile net income to net cash used in operating activities:
 Interest credited to policyholders' account balances........................................    72.5     64.7       57.5
 Universal life and investment-type product policy fee income................................   (66.9)   (74.6)     (87.0)
 Capitalization of deferred policy acquisition costs.........................................  (172.6)  (157.8)    (130.3)
 Amortization of deferred policy acquisition costs...........................................    81.8     62.1       48.8
 Provision for depreciation and amortization.................................................    (2.0)     5.0       (0.4)
 Provision for deferred federal income taxes.................................................    46.8     33.6       25.6
 Net realized losses/(gains) on investments..................................................    10.2     (5.3)       5.1
 Non-cash distributions from investments.....................................................    (0.5)      --         --
 Change in other assets, accounts payable and other liabilities..............................   (40.6)    39.2      (46.5)
 Change in future policy benefits............................................................    22.8     22.1       11.4
 Change in other policyholders' liabilities..................................................    12.0      8.3       14.9
 Change in current federal income taxes payable..............................................   (19.7)   (13.1)     (12.6)
 Loss on discontinued real estate operations.................................................     1.2       --         --
                                                                                              -------  -------  ---------
Net cash used in operating activities........................................................   (72.1)   (14.0)     (94.2)
                                                                                              -------  -------  ---------
Cash flows from investing activities:
Sales, maturity securities or repayments of:
 Fixed maturity securities...................................................................   258.3    280.9      223.2
 Mortgage loans on real estate...............................................................    48.6     60.3       68.2
 Other invested assets.......................................................................     2.6      0.1        2.3
Acquisitions of investments:
 Fixed maturity securities...................................................................  (505.6)  (371.5)    (170.0)
 Mortgage loans on real estate...............................................................  (276.2)   (76.7)     (19.3)
 Other invested assets.......................................................................    (1.3)    (7.1)      (2.0)
 Policy loans, net...........................................................................    (8.2)    (2.2)     (10.6)
                                                                                              -------  -------  ---------
Net cash (used in)/provided by investing activities.......................................... $(481.8) $(116.2) $    91.8
                                                                                              -------  -------  ---------
Cash flows from financing activities:
Proceeds of demand note payable to affiliate................................................. $ 121.0  $    --  $      --
Repayment of demand note payable to affiliate................................................  (121.0)      --         --
Repayment of note payable to affiliate.......................................................    (2.4)    (2.3)      (2.1)
Receipts from annuity and universal life policies credited to policyholders' account balances   876.8    824.6    1,538.6
Return of policyholders' account balances on annuity policies and universal life policies....  (539.9)  (700.3)  (1,508.2)
Capital contributions........................................................................   150.0      6.0       50.0
                                                                                              -------  -------  ---------
Net cash provided by financing activities....................................................   484.5    128.0       78.3
                                                                                              -------  -------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................   (69.4)    (2.2)      75.9
Cash and cash equivalents, beginning of year.................................................   102.6    104.8       28.9
                                                                                              -------  -------  ---------
Cash and cash equivalents, end of year....................................................... $  33.2  $ 102.6  $   104.8
                                                                                              =======  =======  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $ (36.9) $ (19.1) $    (5.0)
Interest..................................................................................... $   4.1  $   3.1  $     3.3
Schedule of non-cash financing activities:
Capital contribution of bonds from MONY Life................................................. $    --  $  94.1  $      --

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Description of Business:

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC. ("MONY Holdings"), a downstream holding company formed by The MONY Group Inc. (the "MONY Group") on February 27, 2002. On April 30, 2002, MONY Group transferred all of its ownership interests in MONY Life to MONY Holdings.

   The Company's primary business is to provide life insurance, annuities, and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company's Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life and (ii) Trusted Securities Advisors Corp. ("Trusted Advisors"). The Company's Wholesale channel is comprised of: (i) MONY Partners, a division of MONY Life, and (ii) MONY Life's corporate marketing team which markets COLI/BOLI products. These products are sold in 49 states (not including New York), the District of Columbia and Puerto Rico.

2. Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining: (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and impairment writedowns for other invested assets, (iv) costs associated with contingencies, (v) litigation and restructuring charges and
(vi) income taxes. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

  Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in venture capital limited partnerships. The Company's investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company's percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest in the partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest is 20 percent or greater. In the unlikely event that the Company's ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company's earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company's earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company's investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are

                    MONY LIFE INSURANCE COMPANY OF AMERICA
reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized gains or losses on investments.

   Real estate investments meeting the following criteria are classified as "real estate to be disposed of" in the Company's balance sheet and the results therefrom are reported as "Discontinued Operations" in the Company's statement of income and comprehensive income as a result of the Company's adoption in 2002 of SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"):

  . Management, having the authority to approve the action, commits the organization to a plan to sell the property.

  . The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

  . An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

  . The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

  . The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

  . Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

   Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as "to be disposed of" or fair value less estimated selling costs.

   Policy loans are carried at their unpaid principal balances.

   Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for

                    MONY LIFE INSURANCE COMPANY OF AMERICA
policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

   Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DPAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time to time that allow annuity contractholders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

   DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for universal life and investment-type contracts represent an annuity of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.6%, 5.9% and 5.9% for the years ended December 31, 2002, 2001 and 2000, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.9%, 5.0%, and 5.2% for each of the years ended December 31, 2002, 2001 and 2000, respectively.

   GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal

                    MONY LIFE INSURANCE COMPANY OF AMERICA
income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

   The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

   The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet

                    MONY LIFE INSURANCE COMPANY OF AMERICA
the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's financial position or results of operations.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's financial position or results of operations.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other then sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for the financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within such year, except that assets held for sale as a result of disposal activities initiated prior to the effective date of SFAS 144 may be accounted for in accordance with prior guidance until the end of the fiscal year in which SFAS 144 is effective. SFAS 144 retains many of the same provisions as SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the statements of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company's real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2002 was $0.1 million. The Company's pretax loss from real estate to be disposed of for the year ended December 31, 2002, which is reported in the Company's statement of income and comprehensive income as a discontinued operation, was $1.2 million.

  Recent Accounting Pronouncements Not Yet Adopted as of December 31, 2002

   In January 2003, the SFAS issued SFAS Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation 46"), which represents an interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), "Consolidated Financial Statements". ARB 51 requires that a Company's consolidated financial statements include subsidiaries in which the Company has a controlling financial interest. That requirement usually has been applied to subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as "variable interest entities") that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company's investment in a variable interest entity requires consolidation thereof. Interpretation 46 is effective immediately for investments made in variable interest entities after January 31, 2003 and it is effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The adoption of Interpretation 46 is not expected to have a material impact on the Company's earnings or financial position.

3. Related Party Transactions:

   MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

   The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2002, 2001 and 2000, the Company incurred expenses of $61.8 million, $67.9 million, and $55.9

                    MONY LIFE INSURANCE COMPANY OF AMERICA
million, as a result of such allocations. At December 31, 2002 and 2001 the Company had a payable to MONY Life in connection with this service agreement of $17.2 million and $46.6 million, respectively, which is reflected in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.7 million, $0.8 million and $0.8 million for each of the years ended December 31, 2002, 2001 and 2000, respectively. In addition, the Company had a payable to MONY Life related to this agreement of approximately $0.1 million and $0.3 million at December 31, 2002 and 2001, respectively, which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.2 million, $3.6 million, and $3.6 million for the years ended December 31, 2002, 2001, and 2000, respectively. In addition, the Company recorded an intercompany payable of $0.4 million and $1.2 million at December 31, 2002 and 2001, respectively, related to these agreements, which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   In 1997, the Company entered into a 17-year lease with the New York City Industrial Development Agency ("NY IDA"). NY IDA issued bonds to the Company, for the benefit of MONY Life's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. At December 31,2002, IDA bonds outstanding were $1.3 million. Lease payments for NY IDA were $0.2 million for each of the years ended, December 31, 2002 and 2001.

   The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agreed to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DPAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2002 and 2001, the Company recorded a payable of $15.2 million and $9.7 million, respectively, to USFL in connection with this agreement which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   The Company recorded capital contributions from MONY Life of $150.0 million, $100.0 million and $50.0 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2002 is $42.2 million.

   On May 29, 2002, the Company borrowed $121.0 million from the MONY Group in exchange for a demand note payable in the same amount. The note bore interest at a floating rate equal to Federal Funds Rate +0.15% per annum and had an original maturity date of May 28, 2003. The Company repaid the entire principal outstanding on the demand note plus interest of $1.2 million during the fourth quarter of 2002.

   On August 30, 2002, the Company purchased eleven commercial mortgage loans from MONY Life. The purchase price for the mortgages was determined based on fair market value aggregating $148.6 million, which consisted of $146.8 million in principal and $1.8 million in premium. These mortgage loans are included in "Mortgage Loans on Real Estate" on the Company's balance sheet.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income:

   Net investment income for the years ended December 31, 2002, 2001 and 2000 was derived from the following sources:

                                                           2002  2001  2000
                                                          ------ ----- -----
                                                           ($ in millions)
    Fixed maturity securities............................ $ 87.3 $76.0 $75.0
    Mortgage loans on real estate........................   14.8   8.9  11.2
    Policy loans.........................................    6.3   4.3   4.5
    Other investments (including cash & cash equivalents)    3.0   6.5   4.0
                                                          ------ ----- -----
    Total investment income..............................  111.4  95.7  94.7
    Investment expenses..................................    3.9   4.5   4.3
                                                          ------ ----- -----
    Net investment income................................ $107.5 $91.2 $90.4
                                                          ====== ===== =====

   Net realized gains (losses) on investments for the years ended December 31, 2002, 2001 and 2000 are summarized as follows:

                                                    2002    2001   2000
                                                   ------  -----  -----
                                                      ($ in millions)
        Fixed maturity securities................. $ (7.4) $ 4.7  $(5.3)
        Mortgage loans on real estate.............   (2.2)   0.8    0.1
        Other invested assets.....................   (0.6)  (0.2)   0.1
                                                   ------  -----  -----
        Net realized gains (losses) on investments $(10.2) $ 5.3  $(5.1)
                                                   ======  =====  =====

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2002, 2001 and 2000. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                                     2002    2001    2000
                                                                    ------  ------  ------
                                                                        ($ in millions)
Change in unrealized gains (losses) on investments, net
Fixed maturity securities.......................................... $ 68.9  $ 23.5  $ 23.4
                                                                    ------  ------  ------
Subtotal...........................................................   68.9    23.5    23.4
Effect on unrealized gains (losses) on investments attributable to:
DPAC...............................................................  (38.1)  (14.7)  (13.9)
Deferred federal income taxes......................................  (10.8)   (3.1)   (3.2)
                                                                    ------  ------  ------
Change in unrealized gains (losses) on investments, net............ $ 20.0  $  5.7  $  6.3
                                                                    ======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                               2002  2001 2000
                                                                              -----  ---- ----
                                                                              ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments..................................... $23.2  $4.5 $4.8
Reclassification adjustment for gains included in net Income.................  (3.2)  1.2  1.5
                                                                              -----  ---- ----
Unrealized gains (losses) on investments, net of reclassification adjustments $20.0  $5.7 $6.3
                                                                              =====  ==== ====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Unrealized gains (losses) on investments reported in the above table for the years ended December 31, 2002, 2001, and 2000, are net of income tax expense (benefit) of $12.5 million, $3.8 million, and $4.1 million, respectively, and $(40.6) million, $(17.4) million, and $(17.0) million, respectively, relating to the effect of such unrealized gains (losses) on DPAC.

   Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense (benefit) of $(1.7) million, $(0.7) million, and $(0.8) million, respectively, and $2.5 million, $2.8 million, and $3.2 million, respectively, relating to the effect of such amounts on DPAC.

5. Investments:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002 and December 31, 2001 are as follows:

                                                                                          Gross      Gross
                                                                         Amortized     Unrealized  Unrealized     Estimated
                                                                           Cost           Gains      Losses      Fair Value
                                                                     ----------------- ----------- ---------- -----------------
                                                                       2002     2001   2002  2001  2002 2001    2002     2001
                                                                     -------- -------- ----- ----- ---- ----- -------- --------
                                                                                          ($ in millions)
U.S. Treasury securities and obligations of U.S. Government agencies $  187.6 $   56.5 $14.7 $ 1.3 $0.0 $ 0.0 $  202.3 $   57.8
Collateralized mortgage obligations:
  Government agency-backed..........................................     16.6     39.3   1.0   0.8  0.0   0.3     17.6     39.8
  Non-agency backed.................................................     14.5     36.8   0.8   1.2  0.0   0.0     15.3     38.0
Other asset-backed securities:
  Government agency-backed..........................................      0.0      0.0   0.0   0.0  0.0   0.0      0.0      0.0
  Non-agency backed.................................................    138.0    131.9   5.5   4.0  1.2   1.0    142.3    134.9
Public utilities....................................................     83.6     69.1   6.2   2.2  0.6   0.7     89.2     70.6
Foreign Government..................................................      0.0      0.0   0.0   0.0  0.0   0.0      0.0      0.0
Corporate...........................................................    982.7    842.0  66.7  21.8  6.1  10.5  1,043.3    853.3
Affiliates..........................................................      1.3      1.4   0.2   0.1  0.0   0.0      1.5      1.5
                                                                     -------- -------- ----- ----- ---- ----- -------- --------
   Total Bonds......................................................  1,424.3  1,177.0  95.2  31.4  7.9  12.5  1,511.5  1,195.9
Redeemable Preferred Stock..........................................     25.0     25.0   0.9   0.0  0.0   0.0     25.9     25.0
                                                                     -------- -------- ----- ----- ---- ----- -------- --------
   Total............................................................ $1,449.3 $1,202.0 $96.1 $31.4 $7.9 $12.5 $1,537.4 $1,220.9
                                                                     ======== ======== ===== ===== ==== ===== ======== ========

   The carrying value of the Company's fixed maturity securities at December 31, 2002 and 2001 is net of cumulative impairment adjustments in value deemed to be "other than temporary" of $13.1 million and $3.5 million, respectively.

   At December 31, 2002 and 2001, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities which: (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have an "other than temporary impairment" in value, as "problem fixed maturity securities." At December 31, 2002 and 2001, the carrying value of problem fixed maturity securities held by the Company was $71.2 million and $8.7 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2002 and 2001, the carrying value of potential problem fixed maturity securities held by the Company was $0.0 million and $1.1 million, respectively. In addition, at December 31, 2002 and 2001 the Company had no fixed maturity securities which have been restructured.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2002 are as follows:

                                                                    2002
                                                             -------------------
                                                                       Estimated
                                                             Amortized   Fair
                                                               Cost      Value
                                                             --------- ---------
                                                               ($ in millions)
Due in one year or less..................................... $   39.5  $   40.7
Due after one year through five years.......................    495.1     522.4
Due after five years through ten years......................    654.8     707.1
Due after ten years.........................................     90.8      92.0
                                                             --------  --------
       Subtotal.............................................  1,280.2   1,362.2
Mortgage-backed and other asset-backed securities...........    169.1     175.2
                                                             --------  --------
       Total................................................ $1,449.3  $1,537.4
                                                             ========  ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity securities may differ from contractual maturity securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from the sale of fixed maturity securities during 2002, 2001 and 2000 were $82.8 million, $84.5 million, and $40.9 million, respectively. Gains of $4.8 million, $4.1 million, and $0.5 million, and losses of $1.0 million, $0.0 million, and $2.1 million were realized on these sales in 2002, 2001, and 2000, respectively.

6. Mortgage Loans On Real Estate:

   Mortgage loans on real estate at December 31, 2002 and 2001 consist of the following:

                                                              2002    2001
                                                             ------  ------
                                                             ($ in millions)
Commercial mortgage loans................................... $275.4  $ 61.2
Agricultural mortgage loans.................................   86.2    73.0
                                                             ------  ------
Total loans.................................................  361.6   134.2
Less: valuation allowances..................................   (3.7)   (1.4)
                                                             ------  ------
Mortgage loans, net of valuation allowances................. $357.9  $132.8
                                                             ======  ======

   An analysis of the valuation allowances on mortgage loans on real estate for 2002, 2001 and 2000 is as follows:

                                                             2002  2001   2000
                                                             ---- -----  -----
                                                              ($ in millions)
Balance, beginning of year.................................. $1.4 $ 1.4  $ 2.3
Increase (decrease) in allowance............................  2.3   0.2   (0.3)
Reduction due to pay-downs, pay-offs, and sales.............  0.0   0.0   (0.6)
Transfers to real estate....................................  0.0  (0.2)   0.0
                                                             ---- -----  -----
Balance, end of year........................................ $3.7 $ 1.4  $ 1.4
                                                             ==== =====  =====

   At December 31, 2002 and 2001 the Company had no impaired mortgage loans with valuation allowances.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

   During 2002, 2001 and 2000, the Company recognized $0.3 million, $0.5 million, and $0.7 million, respectively, of interest income on impaired loans.

   At December 31, 2002 and 2001, there were $0.0 million and $0.9 million mortgage loans which were non-income producing for the twelve months preceding such dates.

7. Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2002, 2001 and 2000 are as follows:

                                                              2002    2001    2000
                                                             ------  ------  ------
                                                                 ($ in millions)
Balance, beginning of year.................................. $564.6  $483.5  $406.4
Costs deferred during the year..............................  172.6   157.8   139.8
Amortized to expense during the year........................  (81.8)  (62.1)  (48.8)
Effect on DPAC from unrealized losses (see Note 2)..........  (38.0)  (14.6)  (13.9)
                                                             ------  ------  ------
Balance, end of year........................................ $617.4  $564.6  $483.5
                                                             ======  ======  ======

8. Federal Income Taxes:

   The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                              2002    2001    2000
                                                             ------  ------  ------
                                                                 ($ in millions)
Federal income tax expense (benefit):
   Current.................................................. $(56.0) $(32.2) $(17.6)
   Deferred.................................................   47.2    33.6    25.6
                                                             ------  ------  ------
Federal income tax (benefit) expense before discontinued
  operations................................................   (8.8)    1.4     8.0
                                                             ------  ------  ------
   Discontinued operations..................................   (0.4)     --      --
                                                             ------  ------  ------
       Total................................................ $ (9.2) $  1.4  $  8.0
                                                             ======  ======  ======

   Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

                                                              2002  2001  2000
                                                             -----  ---- -----
                                                              ($ in millions)
Tax at statutory rate....................................... $(8.7) $1.4 $ 9.6
Dividends received deduction................................  (1.0)  0.0  (1.7)
Other.......................................................   0.9   0.0   0.1
                                                             -----  ---- -----
Provision for income taxes before discontinued operations... $(8.8) $1.4 $ 8.0
                                                             =====  ==== =====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due pending the outcome of IRS examinations.

   The components of deferred tax liabilities and (assets) at December 31, 2002 and 2001 are as follows:

                                                             2002    2001
                                                            ------  ------
                                                            ($ in millions)
    Deferred policy acquisition costs...................... $178.0  $164.1
    Accrued expenses.......................................   (0.1)    1.0
    Deferred compensation..................................    0.2     0.2
    Other, net.............................................   10.6     0.6
                                                            ------  ------
       Total deferred tax liabilities......................  188.7   165.9
                                                            ------  ------
    Policyholder and separate account liabilities..........  (80.7)  (96.8)
    Real estate and mortgages..............................   (2.2)   (0.3)
    Fixed maturity securities..............................   36.8    16.2
                                                            ------  ------
       Total deferred tax (assets).........................  (46.1)  (80.9)
                                                            ------  ------
       Net deferred tax liability.......................... $142.6  $ 85.0
                                                            ======  ======

   The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

9. Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans on Real Estate

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2002 and 2001 the fair value of mortgage loans was $394.8 million and $138.3 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2002 were $769.9 million and $748.3 million, respectively. The carrying value and fair value of annuities at December 31, 2001 were $559.4 million and $549.6 million, respectively.

10. Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                        2002    2001   2000
                                                                       ------  -----  -----
                                                                          ($ in millions)
Direct premiums....................................................... $ 39.8  $24.4  $13.2
Reinsurance assumed...................................................   63.9   41.4   29.8
Reinsurance ceded.....................................................  (14.2)  (9.5)  (5.7)
                                                                       ------  -----  -----
   Net premiums....................................................... $ 89.5  $56.3  $37.3
                                                                       ======  =====  =====
Universal life and investment type product policy fee income ceded.... $ 26.3  $23.1  $20.3
                                                                       ======  =====  =====
Policyholders' benefits ceded......................................... $ 32.2  $26.9  $19.7
                                                                       ======  =====  =====
Policyholders' benefits assumed....................................... $ 24.7  $14.8  $ 5.5
                                                                       ======  =====  =====

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

   The Company's retention limits on new business is $4.0 million for any one person for individual products, and $6.0 million for last survivor products.

11. Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2002 and 2001, securities loaned by the Company under this agreement had a carrying value of approximately $186.8 million and $78.4 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Concentration of Credit Risk

   At December 31, 2002 and 2001, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.1% and 1.3% of total cash and invested assets, respectively.

   The Company's fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2002 are consumer goods and services of $351.3 million (22.9%), and non-government asset/mortgage backed securities of $157.6 million (10.2%). At December 31, 2001, the industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10% or more of the carrying value were consumer goods and services of $298.1 million (24.4%) and asset/mortgage backed securities of $212.9 million (17.4%).

   The Company holds below investment grade fixed maturity securities with a carrying value of $245.1 million at December 31, 2002. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2001, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $155.9 million.

   The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2002 and 2001 are as follows:

                                       2002          2001
                 -                 ------------  ------------
                                         ($ in millions)
                 Geographic Region
                 West............. $103.6  28.9% $ 43.2  32.5%
                 Southeast........   54.8  15.3    29.6  22.3
                 Mountain.........   40.4  11.3    21.5  16.2
                 Southwest........   42.2  11.8    19.7  14.8
                 Midwest..........   43.9  12.3    13.1   9.9
                 Northeast........   73.0  20.4     5.7   4.3
                                   ------ -----  ------ -----
                        Total..... $357.9 100.0% $132.8 100.0%
                                   ====== =====  ====== =====

   The states with the largest concentrations of mortgage loan investments at December 31, 2002 are: California, $51.8 million (14.5%); New York, $46.1 million (12.9%); Washington, $43.7 million (12.2%); District of Columbia, $31.8 million (8.9%); Pennsylvania, $27.1 million (7.6%); Colorado, $18.6 million (5.2%); Texas, $17.8 million (5.0%); and Missouri, $16.7 million (4.7%).

   As of December 31, 2002 and 2001, the mortgage loan portfolio by property type is as follows:

                                        2002          2001
                                    ------------  ------------
                                          ($ in millions)
                Property Type
                Agricultural....... $ 85.7  24.0% $ 72.3  54.4%
                Office buildings...  173.2  48.3    28.9  21.8
                Hotel..............   17.5   4.8    17.7  13.3
                Industrial.........   37.0  10.4     9.6   7.2
                Retail.............    7.0   2.0     0.0   0.0
                Other..............   36.2  10.1     2.9   2.2
                Apartment buildings    1.3   0.4     1.4   1.1
                                    ------ -----  ------ -----
                       Total....... $357.9 100.0% $132.8 100.0%
                                    ====== =====  ====== =====

                    MONY LIFE INSURANCE COMPANY OF AMERICA

12. Commitments and Contingencies:

   (i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have denied any wrongdoing and asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision limiting the class to New York purchasers. In addition, the New York State Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY Life and MLOA intend to defend themselves vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

   (ii) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company is appealing, the Company recorded a charge aggregating $0.8 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately, $0.4 million of this charge is reflected in the income statement caption entitled "net realized losses" because it represents the return of proceeds originally included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which is reflected in the income statement caption entitled "other operating costs and expenses" represents management's best estimate of the interest that the court will require the Company to pay its former joint venture partner, as well as legal costs.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's results of operations.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   At December 31, 2002, the Company had commitments to issue $0.8 million fixed and floating rate commercial mortgages ranging from 4.09% to 7.68%, and $5.3 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.25% to 6.55%.

13. Statutory Financial Information and Regulatory Risk-Based Capital:

   The statutory net loss reported by the Company for the years ended December 31, 2002, 2001 and 2000 was $91.9 million, $64.9 million, and $35.9 million, respectively. The statutory surplus of the Company as of December 31, 2002 and 2001 was $246.1 million and $189.4 million, respectively.

14. Reorganization and Other Charges:

   During the fourth quarter of 2002 and 2001, the Company recorded Reorganization and Other charges aggregating approximately $1.6 million and $20.7 million, respectively. Of these charges, $1.6 million and $6.8 million, respectively, met the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("EITF 94-3"). The 2002 reorganization charge consisted of severance and related benefits resulting from headcount reductions in MONY Life's home office and career agency system, as well as losses from abandonment of certain leased offices and equipment. The 2001 reorganization charge consisted of severance and related benefits of $7.4 million resulting from headcount reductions in MONY Life's home office and career agency system, and $7.4 million of other miscellaneous items. The balance of the charge in 2001, $5.9 million, was unrelated to the reorganization activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio, (ii) write-downs of certain information technology assets, and (iii) other miscellaneous items.

   The following tables summarize the components of the aforementioned charges recorded during 2002 and 2001, respectively:

                                                                                      Net Realized
    2002                                                      Operating                  Losses                  Total
    ----                                                      ---------               ------------               -----
                                                                    ($ in millions)
    Reorganization Charges (1):
    Severance benefits.......................................   $1.3                      $--                    $1.3
    Leased offices...........................................    0.3                       --                     0.3
                                                                ----                      ---                    ----
           Total -- Reorganization Charges...................   $1.6                      $--                    $1.6
                                                                ====                      ===                    ====
    ----------
    (1)All of the reorganization charges recorded in 2002 meet the definition of "restructuring charges" as defined by EITF 94-3.

                    MONY LIFE INSURANCE COMPANY OF AMERICA


                                                                Net Realized
2001                                                  Operating    Losses    Total
----                                                  --------- ------------ -----
                                                            ($ in millions)
Reorganization Charges:
Severance benefits and incentive compensation (1)....   $ 7.4       $ --     $ 7.4
Leased offices (1)...................................     1.4         --       1.4
Deferred policy acquisition costs....................     3.5         --       3.5
Other................................................     2.5         --       2.5
                                                        -----       ----     -----
       Subtotal -- Reorganization Charges............    14.8         --      14.8

Other Charges:
Asset Impairments and Valuation Related Write-downs..      --        2.5       2.5
Benefits to policyholders............................     2.1         --       2.1
Information technology assets........................     1.0         --       1.0
Other................................................     0.3         --       0.3
                                                        -----       ----     -----
       Subtotal -- Other Charges.....................     3.4        2.5       5.9
                                                        -----       ----     -----
       Total -- Reorganization and Other Charges.....   $18.2       $2.5     $20.7
                                                        =====       ====     =====

----------
(1)Severance benefits aggregating $5.4 million and lease abandonment charges aggregating $1.4 million meet the definition of "restructuring charges" as defined by EITF 94-3.


   All charges referred to as Reorganization Charges included in the table above, except $3.5 million related to deferred policy acquisition costs in 2001, are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001.


   Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions during 2002 and 2001, as well as the changes therein. Such liability is reflected in Accounts Payable and Other Liabilities on the Company's consolidated statements of financial position.

                                                   December 31,           Cash   December 31,
                                                       2001     Charges Payments     2002
                                                   ------------ ------- -------- ------------
                                                                ($ in millions)
Restructuring Charges Liability:
Severance benefits................................     $0.0      $1.3    $(0.1)      $1.2
Other restructure charges.........................      1.4       0.3     (0.4)       1.3
                                                       ----      ----    -----       ----
   Total Restructuring Charges Liability..........     $1.4      $1.6    $(0.5)      $2.5
                                                       ====      ====    =====       ====

15. Subsequent Event (Unaudited)

   In March 2003, litigation relating to the disposition of a real estate asset discussed in Note 12(ii) was settled for approximately $0.2 million less than the 2002 charge. Accordingly, during the first quarter of 2003 the Company will reverse such over-accrual to income.